NATIONWIDE®

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–3604–12/05

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Balanced Fund (AIMBal) 68,211 shares (cost $632,900)	$749,639

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 686,417 shares (cost $6,120,226)	8,415,477

AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh) 66,967 shares (cost $387,549)	473,453

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 7,385 shares (cost $143,121)	182,266

AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 62,676 shares (cost $1,130,452)	1,531,170

AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 23,155 shares (cost $322,442)	368,633

AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq) 6,299 shares (cost $117,649)	147,708

AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 19,387 shares (cost $340,576)	432,707

AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 78,348 shares (cost $1,391,356)	1,737,749

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 172,981 shares (cost $3,413,428)	4,263,977

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 155,839 shares (cost $3,030,411)	4,135,963

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 338,001 shares (cost $4,055,881)	5,742,631

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 29,726,885 shares (cost $180,599,298)	223,248,908

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 644,353 shares (cost $3,654,334)	4,832,647

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 6,695,893 shares (cost $69,874,932)	68,699,863

American Century VP – International Fund – Class I (ACVPInt) 12,638,726 shares (cost $80,973,465)	104,016,712

American Century VP – International Fund – Class III (ASVPInt3) 8,441,273 shares (cost $48,912,919)	69,471,674

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 4,547 shares (cost $53,890)	53,156

American Century VP – Ultra® Fund – Class I (ACVPUltra) 2,117,304 shares (cost $20,509,697)	21,977,618

American Century VP – Ultra® Fund – Class II (ACVPUltra2) 288,874 shares (cost $2,324,366)	2,984,067

American Century VP – Value Fund – Class I (ACVPVal) 62,256,803 shares (cost $436,487,510)	510,505,780

American Century VP – Value Fund – Class II (ACVPVal2) 1,102,711 shares (cost $7,467,073)	9,031,203

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – VistaSM Fund – Class II (ACVPVista2) 1,023 shares (cost $15,069)	$14,809

BB&T VIF – Capital Manager Equity Fund (BBTCapMgr) 188,206 shares (cost $1,585,813)	1,978,040

BB&T VIF – Large Cap Value Fund (BBTLgCapV) 282,847 shares (cost $3,018,779)	3,959,858

BB&T VIF – Large Company Growth Fund (BBTLgCoGr) 164,883 shares (cost $1,359,542)	1,696,644

BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr) 205,980 shares (cost $2,067,933)	3,227,713

Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 291,538 shares (cost $2,719,749)	3,775,416

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 728,400 shares (cost $6,291,849)	8,522,274

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 1,005,146 shares (cost $12,274,559)	14,454,002

Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS) 68,361 shares (cost $1,281,599)	1,548,386

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,800,708 shares (cost $56,401,860)	63,357,799

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS) 11,945 shares (cost $272,445)	309,372

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 4,236,636 shares (cost $109,391,011)	110,491,461

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 29,263,179 shares (cost $875,054,941)	931,154,386

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,821,928 shares (cost $124,109,332)	141,831,721

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 99,424 shares (cost $3,055,245)	3,670,733

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 10,617 shares (cost $323,668)	466,727

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 26,071 shares (cost $282,196)	455,982

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 30,287 shares (cost $491,711)	644,514

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 178,556 shares (cost $834,999)	1,048,126

Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 692,199 shares (cost $5,275,103)	5,329,934

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 28,498,324 shares (cost $323,741,598)	322,031,054

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 886,350 shares (cost $10,327,912)	9,971,434

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 31,822,713 shares (cost $686,144,627)	807,978,689

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 622,230 shares (cost $12,084,868)	15,661,524

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 15,320,474 shares (cost $478,206,742)	514,155,104

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 177,743 shares (cost $4,590,864)	$5,917,060

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 37,303,397 shares (cost $242,439,443)	229,042,853

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 3,200,336 shares (cost $44,712,937)	65,670,894

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 466,148 shares (cost $5,892,834)	9,472,129

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,923,948 shares (cost $69,206,729)	100,940,924

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 28,868,339 shares (cost $646,716,076)	892,897,716

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 582,853 shares (cost $11,779,236)	17,887,763

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,904,030 shares (cost $49,892,467)	49,503,095

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 4,455,097 shares (cost $73,786,632)	77,206,831

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 368,182 shares (cost $7,855,653)	12,764,879

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 3,171,915 shares (cost $41,362,943)	44,311,650

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 185,689 shares (cost $2,283,188)	2,603,365

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 940 shares (cost $9,966)	10,111

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 377 shares (cost $4,220)	4,175

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 370 shares (cost $4,220)	4,172

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 1,842 shares (cost $33,899)	34,797

Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 99,297 shares (cost $1,028,463)	1,266,031

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 204,361 shares (cost $1,778,296)	1,906,685

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 52,555 shares (cost $889,776)	937,576

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 24,905 shares (cost $383,160)	418,154

Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 13,592 shares (cost $138,719)	148,148

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 6,400 shares (cost $80,240)	99,961

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 25,594 shares (cost $382,015)	399,268

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 5,041 shares (cost $71,171)	71,478

Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 270 shares (cost $3,638)	4,460

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 3,510,153 shares (cost $52,088,803)	$58,128,127

Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 75,551 shares (cost $1,138,429)	1,251,126

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 18,311,017 shares (cost $247,508,219)	317,879,259

Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 342,141 shares (cost $3,054,062)	4,475,200

Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 7,283,849 shares (cost $85,188,356)	95,272,742

Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 45,811 shares (cost $547,285)	598,746

Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 15,773,115 shares (cost $126,989,886)	122,557,104

Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 5,147,304 shares (cost $40,609,505)	39,943,080

Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin) 2,978 shares (cost $35,323)	37,702

Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 945,851 shares (cost $11,916,180)	11,983,938

Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth) 10,112 shares (cost $106,124)	104,556

Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 3,162,548 shares (cost $33,520,601)	32,763,995

Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 651,241 shares (cost $2,509,311)	2,507,275

Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 2,613,766 shares (cost $9,965,225)	10,141,412

Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl) 6,000 shares (cost $58,767)	60,836

Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 2,219,427 shares (cost $24,145,625)	22,571,572

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 50,091,316 shares (cost $606,324,970)	578,053,784

Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2) 1,370,093 shares (cost $16,677,704)	15,769,774

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,771,240 shares (cost $58,524,066)	77,530,693

Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 6,403,332 shares (cost $69,783,834)	76,647,890

Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 10,546,946 shares (cost $107,024,183)	108,317,136

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 40,084,160 shares (cost $395,744,344)	456,959,425

Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,759,609 shares (cost $221,947,684)	257,633,771

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 16,804,484 shares (cost $169,174,048)	183,336,922

Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 141,196 shares (cost $830,789)	1,300,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 2,650,525 shares (cost $20,084,065)	$24,437,836

Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 14,113,552 shares (cost $133,080,457)	141,558,932

Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 3,440,312 shares (cost $71,717,381)	93,404,468

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 519,268,791 shares (cost $519,268,791)	519,268,791

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 32,205,431 shares (cost $350,469,500)	381,634,362

Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 187,026 shares (cost $1,629,601)	2,210,649

Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead) 295 shares (cost $3,580)	3,799

Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 1,091,070 shares (cost $14,676,149)	14,085,708

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 5,843,122 shares (cost $81,166,952)	92,905,637

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 127,599 shares (cost $1,401,017)	2,008,401

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 34,261,074 shares (cost $335,022,088)	395,030,184

Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 294,018 shares (cost $2,901,660)	3,360,621

Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 15,450,117 shares (cost $289,842,922)	351,953,653

Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 223,152 shares (cost $4,128,767)	5,027,625

Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro) 29,322 shares (cost $309,205)	316,382

Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,539,670 shares (cost $28,002,067)	27,580,816

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 17,682,871 shares (cost $167,542,839)	172,761,654

Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal) 7,728,574 shares (cost $76,599,871)	89,110,460

Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead) 1,766,635 shares (cost $12,111,659)	22,506,938

Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 1,011,226 shares (cost $10,463,010)	12,883,021

Janus AS – Balanced Portfolio – Service Shares (JanBal) 3,144 shares (cost $75,821)	83,684

Janus AS – Forty Portfolio – Service Shares (JanForty) 8,597,645 shares (cost $166,013,574)	236,005,332

Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 5,063,776 shares (cost $15,508,762)	20,407,018

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 11,605,780 shares (cost $44,688,522)	45,958,887

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,425,124 shares (cost $52,657,809)	85,800,902

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 3,840,232 shares (cost $86,252,829)	$135,060,968

Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 389,131 shares (cost $5,294,621)	4,848,567

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 2,264,638 shares (cost $58,995,958)	63,047,520

MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 29,280 shares (cost $257,958)	284,602

MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 504,859 shares (cost $2,540,199)	3,634,983

MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 110,214 shares (cost $1,354,341)	1,702,802

MFS® VIT – Value Series – Service Class (MFSValS) 310,888 shares (cost $2,963,925)	3,870,556

Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 115,837 shares (cost $1,343,712)	1,640,254

Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus) 42,570 shares (cost $771,648)	816,072

Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 6,170,682 shares (cost $76,974,179)	107,986,926

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 810 shares (cost $9,007)	9,461

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat) 3,726,059 shares (cost $48,668,577)	47,097,389

Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr) 8,855,027 shares (cost $120,146,082)	179,579,939

Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart) 8,444,243 shares (cost $133,042,052)	180,791,234

Neuberger Berman AMT – Regency Portfolio® – S Class (NBAMTRegS) 6,122 shares (cost $97,733)	101,376

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes) 323,315 shares (cost $4,616,673)	4,820,626

Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 4,431,782 shares (cost $152,936,919)	218,885,720

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 11,143,479 shares (cost $349,647,912)	429,246,795

Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 184,767 shares (cost $5,342,766)	7,063,626

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,580,963 shares (cost $159,320,743)	220,791,321

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 5,612,199 shares (cost $97,627,655)	187,335,220

Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 210,924 shares (cost $3,635,297)	6,994,227

Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 29,832 shares (cost $256,027)	250,295

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 15,920,362 shares (cost $298,000,162)	346,904,694

Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 401,339 shares (cost $6,485,294)	8,680,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 9,811 shares (cost $149,649)	$167,384

Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 877,463 shares (cost $4,195,418)	4,554,032

Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,535 shares (cost $37,021)	40,449

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 5,098 shares (cost $47,314)	48,634

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 14,102 shares (cost $311,751)	306,865

T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 22,330 shares (cost $109,261)	109,194

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,443,044 shares (cost $23,295,091)	28,702,144

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 2,104,532 shares (cost $25,095,968)	41,901,246

Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,725,198 shares (cost $36,266,525)	47,839,751

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,099,943 shares (cost $16,770,829)	30,512,417

Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,382,285 shares (cost $13,821,693)	18,868,184

Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 101,010 shares (cost $2,110,333)	2,809,099

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 41,173 shares (cost $471,876)	471,845

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,810,893 shares (cost $33,235,920)	34,450,470

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,555,677 shares (cost $25,446,026)	31,128,152

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 14,079,619 shares (cost $211,409,338)	324,957,603

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,400,800 shares (cost $13,494,599)	16,697,533

W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 21,666,675 shares (cost $148,318,349)	191,999,239

W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 12,446,756 shares (cost $84,892,317)	99,114,761

W & R Target Funds, Inc. – Bond Portfolio (WRBond) 17,880,802 shares (cost $99,920,571)	94,625,202

W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 22,272,997 shares (cost $216,220,810)	247,726,958

W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 2,817,429 shares (cost $15,347,989)	17,220,688

W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 2,693,279 shares (cost $15,386,201)	16,892,517

W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 32,907,491 shares (cost $259,862,748)	306,457,591

W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,145,753 shares (cost $80,029,064)	78,512,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,652,744 shares (cost $48,202,213)	$65,713,264

W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,164,591 shares (cost $22,045,207)	22,327,080

W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 7,620,099 shares (cost $43,117,714)	41,684,230

W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 250,109 shares (cost $3,591,427)	4,473,748

W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 678,350 shares (cost $3,935,256)	4,114,463

W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 22,453,236 shares (cost $22,453,236)	22,453,236

W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,290,866 shares (cost $6,649,664)	6,427,868

W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,282,453 shares (cost $14,564,807)	15,888,612

W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 7,642,322 shares (cost $87,804,171)	129,039,077

W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 14,592,683 shares (cost $109,621,527)	153,030,551

W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 825,103 shares (cost $13,037,932)	12,032,472

W & R Target Funds, Inc. – Value Portfolio (WRValue) 22,601,882 shares (cost $116,696,870)	137,200,204

Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 8,276,955 shares (cost $140,935,923)	200,467,858

Total investments	15,352,808,209

Accounts receivable	1,388,998

Total assets	15,354,197,207

Accounts payable	–

Contract owners’ equity (note 4)	$15,354,197,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$244,233,904	10,755	–	2,741	112	–	–	2,199
Mortality and expense risk charges (note 2)	(186,964,993)	(9,611)	(149,966)	(5,926)	(2,081)	(27,893)	(4,879)	(2,224)

Net investment income (loss)	57,268,911	1,144	(149,966)	(3,185)	(1,969)	(27,893)	(4,879)	(25)

Proceeds from mutual fund shares sold	3,192,407,679	54,734	1,018,320	18,040	14,424	357,678	61,340	26,980
Cost of mutual fund shares sold	(3,095,185,768)	(55,195)	(708,074)	(16,024)	(10,467)	(268,589)	(54,425)	(20,562)

Realized gain (loss) on investments	97,221,911	(461)	310,246	2,016	3,957	89,089	6,915	6,418
Change in unrealized gain (loss) on investments	572,254,236	27,410	29,713	11,105	10,713	35,027	25,789	(1,045)

Net gain (loss) on investments	669,476,147	26,949	339,959	13,121	14,670	124,116	32,704	5,373

Reinvested capital gains	290,802,651	–	94,824	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,017,547,709	28,093	284,817	9,936	12,701	96,223	27,825	5,348

Investment activity:	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
Reinvested dividends	$3,590	10,726	56,068	–	33,393	4,874,180	88,300	3,026,833
Mortality and expense risk charges (note 2)	(5,821)	(32,752)	(79,960)	(66,404)	(108,010)	(2,776,699)	(91,393)	(850,929)

Net investment income (loss)	(2,231)	(22,026)	(23,892)	(66,404)	(74,617)	2,097,481	(3,093)	2,175,904

Proceeds from mutual fund shares sold	58,580	296,453	784,703	1,026,377	1,286,369	48,155,396	831,564	15,911,035
Cost of mutual fund shares sold	(56,599)	(234,593)	(546,302)	(785,072)	(821,574)	(45,027,976)	(601,323)	(15,898,064)

Realized gain (loss) on investments	1,981	61,860	238,401	241,305	464,795	3,127,420	230,241	12,971
Change in unrealized gain (loss) on investments	16,918	15,200	(103,092)	284,414	(401,708)	2,185,681	(101,202)	(2,081,671)

Net gain (loss) on investments	18,899	77,060	135,309	525,719	63,087	5,313,101	129,039	(2,068,700)

Reinvested capital gains	–	–	–	–	259,914	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	$16,668	55,034	111,417	459,315	248,384	7,410,582	125,946	143,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
Reinvested dividends	$1,276,627	770,503	367	–	–	4,673,510	63,914	–
Mortality and expense risk charges (note 2)	(1,185,668)	(790,033)	(240)	(223,007)	(52,722)	(6,439,438)	(159,957)	(8)

Net investment income (loss)	90,959	(19,530)	127	(223,007)	(52,722)	(1,765,928)	(96,043)	(8)

Proceeds from mutual fund shares sold	21,679,771	10,092,415	2,186	6,780,188	433,913	69,994,479	1,011,939	36
Cost of mutual fund shares sold	(18,699,905)	(7,742,009)	(2,239)	(5,866,472)	(330,688)	(64,486,959)	(778,005)	(35)

Realized gain (loss) on investments	2,979,866	2,350,406	(53)	913,716	103,225	5,507,520	233,934	1
Change in unrealized gain (loss) on investments	8,423,079	5,160,886	(734)	(517,074)	(55,351)	(39,042,568)	(770,101)	(261)

Net gain (loss) on investments	11,402,945	7,511,292	(787)	396,642	47,874	(33,535,048)	(536,167)	(260)

Reinvested capital gains	–	–	1,242	–	–	54,073,919	896,117	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,493,904	7,491,762	582	173,635	(4,848)	18,772,943	263,907	(268)

Investment activity:	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
Reinvested dividends	$28,584	74,558	6,883	–	–	75,341	110,409	–
Mortality and expense risk charges (note 2)	(26,387)	(48,663)	(24,920)	(39,943)	(37,565)	(86,760)	(151,281)	(27,547)

Net investment income (loss)	2,197	25,895	(18,037)	(39,943)	(37,565)	(11,419)	(40,872)	(27,547)

Proceeds from mutual fund shares sold	140,566	329,976	245,069	190,917	787,883	2,226,639	3,308,093	255,370
Cost of mutual fund shares sold	(104,783)	(294,966)	(202,624)	(139,440)	(638,805)	(1,820,741)	(3,011,422)	(174,754)

Realized gain (loss) on investments	35,783	35,010	42,445	51,477	149,078	405,898	296,671	80,616
Change in unrealized gain (loss) on investments	60,897	145,956	(18,993)	355,300	411,486	886,089	727,658	(92,403)

Net gain (loss) on investments	96,680	180,966	23,452	406,777	560,564	1,291,987	1,024,329	(11,787)

Reinvested capital gains	–	–	–	–	–	–	–	78,797

Net increase (decrease) in contract owners’ equity resulting from operations	$98,877	206,861	5,415	366,834	522,999	1,280,568	983,457	39,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
Reinvested dividends	$–	–	–	15,569,775	29,807	–	–	–
Mortality and expense risk charges (note 2)	(761,245)	(6,146)	(1,352,343)	(11,325,303)	(1,778,557)	(67,934)	(6,936)	(5,507)

Net investment income (loss)	(761,245)	(6,146)	(1,352,343)	4,244,472	(1,748,750)	(67,934)	(6,936)	(5,507)

Proceeds from mutual fund shares sold	30,562,843	188,353	34,745,743	181,707,455	39,488,320	430,001	8,768	27,279
Cost of mutual fund shares sold	(25,922,676)	(148,176)	(54,866,731)	(221,057,622)	(40,201,596)	(355,699)	(6,183)	(16,937)

Realized gain (loss) on investments	4,640,167	40,177	(20,120,988)	(39,350,167)	(713,276)	74,302	2,585	10,342
Change in unrealized gain (loss) on investments	(947,321)	(31,171)	23,919,728	66,264,137	7,153,131	72,817	23,064	32,943

Net gain (loss) on investments	3,692,846	9,006	3,798,740	26,913,970	6,439,855	147,119	25,649	43,285

Reinvested capital gains	169,983	–	–	–	–	–	–	5,702

Net increase (decrease) in contract owners’ equity resulting from operations	$3,101,584	2,860	2,446,397	31,158,442	4,691,105	79,185	18,713	43,480

Investment activity:	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
Reinvested dividends	$8,597	9,434	479,253	13,135,280	382,494	13,416,499	236,451	2,245,629
Mortality and expense risk charges (note 2)	(12,347)	(20,719)	(107,107)	(4,236,673)	(190,796)	(9,912,155)	(283,621)	(6,420,624)

Net investment income (loss)	(3,750)	(11,285)	372,146	8,898,607	191,698	3,504,344	(47,170)	(4,174,995)

Proceeds from mutual fund shares sold	124,658	233,617	1,335,430	49,939,621	1,825,629	133,864,116	2,493,925	129,015,308
Cost of mutual fund shares sold	(92,269)	(182,737)	(1,254,052)	(49,848,625)	(1,879,514)	(134,053,596)	(1,895,796)	(190,321,814)

Realized gain (loss) on investments	32,389	50,880	81,378	90,996	(53,885)	(189,480)	598,129	(61,306,506)
Change in unrealized gain (loss) on investments	(11,985)	(43,189)	(442,804)	(11,140,617)	(298,805)	564,372	(600,880)	86,046,779

Net gain (loss) on investments	20,404	7,691	(361,426)	(11,049,621)	(352,690)	374,892	(2,751)	24,740,273

Reinvested capital gains	–	–	–	2,253,484	69,578	31,014,763	584,560	–

Net increase (decrease) in contract owners’ equity resulting from operations	$16,654	(3,594)	10,720	102,470	(91,414)	34,893,999	534,639	20,565,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
Reinvested dividends	$16,034	36,814,829	372,528	45,024	481,050	1,599,062	20,290	1,264,393
Mortality and expense risk charges (note 2)	(104,266)	(2,799,641)	(702,214)	(153,005)	(1,033,471)	(9,563,145)	(294,448)	(501,271)

Net investment income (loss)	(88,232)	34,015,188	(329,686)	(107,981)	(552,421)	(7,964,083)	(274,158)	763,122

Proceeds from mutual fund shares sold	834,245	186,325,468	11,630,254	1,380,257	8,788,298	71,295,502	1,593,472	6,258,476
Cost of mutual fund shares sold	(656,413)	(188,837,711)	(9,129,688)	(894,993)	(6,054,689)	(64,138,619)	(1,041,925)	(6,779,520)

Realized gain (loss) on investments	177,832	(2,512,243)	2,500,566	485,264	2,733,609	7,156,883	551,547	(521,044)
Change in unrealized gain (loss) on investments	101,006	(28,013,132)	7,592,228	889,308	12,348,892	119,554,943	1,986,759	(694,030)

Net gain (loss) on investments	278,838	(30,525,375)	10,092,794	1,374,572	15,082,501	126,711,826	2,538,306	(1,215,074)

Reinvested capital gains	–	–	335,275	42,654	432,945	145,369	2,899	771,945

Net increase (decrease) in contract owners’ equity resulting from operations	$190,606	3,489,813	10,098,383	1,309,245	14,963,025	118,893,112	2,267,047	319,993

Investment activity:	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$697,052	–	–	–	44	21	21	123
Mortality and expense risk charges (note 2)	(868,902)	(203,030)	(571,181)	(47,578)	(26)	(1)	(1)	(87)

Net investment income (loss)	(171,850)	(203,030)	(571,181)	(47,578)	18	20	20	36

Proceeds from mutual fund shares sold	18,924,272	1,212,538	27,249,760	672,432	371	1	1	1,893
Cost of mutual fund shares sold	(25,182,171)	(676,870)	(27,577,401)	(413,735)	(366)	(1)	(1)	(1,818)

Realized gain (loss) on investments	(6,257,899)	535,668	(327,641)	258,697	5	–	–	75
Change in unrealized gain (loss) on investments	11,918,727	1,164,979	(1,212,145)	(310,749)	144	(45)	(48)	898

Net gain (loss) on investments	5,660,828	1,700,647	(1,539,786)	(52,052)	149	(45)	(48)	973

Reinvested capital gains	–	180,371	1,750,405	88,094	–	–	–	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	$5,488,978	1,677,988	(360,562)	(11,536)	167	(25)	(28)	2,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	26,741	5,458	2,376	–	1,121	1,497	–
Mortality and expense risk charges (note 2)	(7,489)	(21,433)	(8,114)	(4,159)	(341)	(1,238)	(1,801)	(206)

Net investment income (loss)	(7,489)	5,308	(2,656)	(1,783)	(341)	(117)	(304)	(206)

Proceeds from mutual fund shares sold	48,785	412,188	145,911	33,379	1,405	14,100	37,772	4,896
Cost of mutual fund shares sold	(33,622)	(359,361)	(138,900)	(28,084)	(1,360)	(12,454)	(34,727)	(4,873)

Realized gain (loss) on investments	15,163	52,827	7,011	5,295	45	1,646	3,045	23
Change in unrealized gain (loss) on investments	(58,767)	(186,026)	17,990	18,019	9,429	6,520	14,990	308

Net gain (loss) on investments	(43,604)	(133,199)	25,001	23,314	9,474	8,166	18,035	331

Reinvested capital gains	80,936	45,618	3,723	1,922	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,843	(82,273)	26,068	23,453	9,133	8,049	17,731	125

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
Reinvested dividends	$50	731,789	11,739	3,157,785	23,783	366,605	1,833	11,432,368
Mortality and expense risk charges (note 2)	(53)	(612,697)	(14,651)	(3,793,572)	(46,839)	(764,915)	(6,110)	(1,960,770)

Net investment income (loss)	(3)	119,092	(2,912)	(635,787)	(23,056)	(398,310)	(4,277)	9,471,598

Proceeds from mutual fund shares sold	372	11,272,773	130,116	45,939,071	553,113	13,732,340	76,933	110,014,323
Cost of mutual fund shares sold	(329)	(9,709,047)	(113,425)	(36,340,308)	(406,878)	(10,667,361)	(60,747)	(105,443,209)

Realized gain (loss) on investments	43	1,563,726	16,691	9,598,763	146,235	3,064,979	16,186	4,571,114
Change in unrealized gain (loss) on investments	240	2,067,613	63,239	3,581,679	590,534	7,580,626	40,584	(13,596,882)

Net gain (loss) on investments	283	3,631,339	79,930	13,180,442	736,769	10,645,605	56,770	(9,025,768)

Reinvested capital gains	147	1,959,994	31,980	18,371,518	370,280	7,521,660	46,336	–

Net increase (decrease) in contract owners’ equity resulting from operations	$427	5,710,425	108,998	30,916,173	1,083,993	17,768,955	98,829	445,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$1,737,356	756	166,103	–	–	–	–	1,426
Mortality and expense risk charges (note 2)	(233,716)	(492)	(99,634)	(1,312)	(413,794)	(31,503)	(131,093)	(906)

Net investment income (loss)	1,503,640	264	66,469	(1,312)	(413,794)	(31,503)	(131,093)	520

Proceeds from mutual fund shares sold	16,229,952	10,519	4,159,398	8,994	11,183,428	672,580	6,453,509	21,516
Cost of mutual fund shares sold	(16,030,654)	(9,867)	(4,062,668)	(8,179)	(10,575,645)	(805,247)	(6,935,890)	(17,301)

Realized gain (loss) on investments	199,298	652	96,730	815	607,783	(132,667)	(482,381)	4,215
Change in unrealized gain (loss) on investments	(666,424)	(1,228)	(402,074)	(3,915)	(1,642,057)	52,012	(103,878)	(9,702)

Net gain (loss) on investments	(467,126)	(576)	(305,344)	(3,100)	(1,034,274)	(80,655)	(586,259)	(5,487)

Reinvested capital gains	–	3,613	1,024,182	11,570	3,657,705	–	–	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	$1,036,514	3,301	785,307	7,158	2,209,637	(112,158)	(717,352)	4,024

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$507,637	22,418,041	567,945	67,181	1,344,158	3,015,008	9,988,690	5,015,928
Mortality and expense risk charges (note 2)	(294,451)	(7,269,362)	(303,816)	(874,714)	(948,259)	(1,416,785)	(5,733,662)	(3,212,213)

Net investment income (loss)	213,186	15,148,679	264,129	(807,533)	395,899	1,598,223	4,255,028	1,803,715

Proceeds from mutual fund shares sold	9,091,893	130,388,469	2,926,240	19,000,905	15,805,234	22,416,642	26,581,800	26,718,398
Cost of mutual fund shares sold	(7,552,123)	(132,176,383)	(3,065,416)	(17,533,099)	(13,336,195)	(21,188,936)	(21,926,752)	(19,539,888)

Realized gain (loss) on investments	1,539,770	(1,787,914)	(139,176)	1,467,806	2,469,039	1,227,706	4,655,048	7,178,510
Change in unrealized gain (loss) on investments	(3,808,585)	(2,066,694)	42,161	3,448,825	346,332	(3,087,471)	1,139,778	(235,106)

Net gain (loss) on investments	(2,268,815)	(3,854,608)	(97,015)	4,916,631	2,815,371	(1,859,765)	5,794,826	6,943,404

Reinvested capital gains	3,230,307	1,102,797	30,292	–	1,433,370	2,362,226	7,483,502	5,069,317

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174,678	12,396,868	197,406	4,109,098	4,644,640	2,100,684	17,533,356	13,816,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
Reinvested dividends	$4,736,293	11,766	134,191	2,949,290	–	14,983,837	3,560,217	15,729
Mortality and expense risk charges (note 2)	(2,426,744)	(14,410)	(158,607)	(1,778,036)	(1,118,809)	(6,905,654)	(4,359,059)	(45,804)

Net investment income (loss)	2,309,549	(2,644)	(24,416)	1,171,254	(1,118,809)	8,078,183	(798,842)	(30,075)

Proceeds from mutual fund shares sold	32,888,258	235,817	2,614,701	22,875,019	22,995,351	381,414,900	75,443,144	436,535
Cost of mutual fund shares sold	(28,199,344)	(177,535)	(1,702,930)	(23,798,139)	(16,103,247)	(381,414,900)	(125,851,818)	(323,508)

Realized gain (loss) on investments	4,688,914	58,282	911,771	(923,120)	6,892,104	–	(50,408,674)	113,027
Change in unrealized gain (loss) on investments	(4,379,564)	248,739	3,066,029	1,586,345	1,310,055	–	74,663,114	23,125

Net gain (loss) on investments	309,350	307,021	3,977,800	663,225	8,202,159	–	24,254,440	136,152

Reinvested capital gains	3,285,996	2,954	54,445	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,904,895	307,331	4,007,829	1,834,479	7,083,350	8,078,183	23,455,598	106,077

Investment activity:	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$45	158,334	–	–	263,598	12	–	–
Mortality and expense risk charges (note 2)	(47)	(153,051)	(1,147,643)	(35,375)	(5,075,556)	(61,147)	(4,037,758)	(87,852)

Net investment income (loss)	(2)	5,283	(1,147,643)	(35,375)	(4,811,958)	(61,135)	(4,037,758)	(87,852)

Proceeds from mutual fund shares sold	385	4,048,263	51,776,454	352,372	97,655,281	628,933	47,829,949	645,001
Cost of mutual fund shares sold	(331)	(2,783,117)	(45,199,851)	(225,726)	(65,799,661)	(383,832)	(35,108,116)	(427,330)

Realized gain (loss) on investments	54	1,265,146	6,576,603	126,646	31,855,620	245,101	12,721,833	217,671
Change in unrealized gain (loss) on investments	(280)	(2,080,340)	(181,122)	13,371	(67,866,216)	(552,033)	(14,486,382)	(280,666)

Net gain (loss) on investments	(226)	(815,194)	6,395,481	140,017	(36,010,596)	(306,932)	(1,764,549)	(62,995)

Reinvested capital gains	547	1,990,445	–	–	46,305,524	393,549	41,596,121	597,145

Net increase (decrease) in contract owners’ equity resulting from operations	$319	1,180,534	5,247,838	104,642	5,482,970	25,482	35,793,814	446,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal	JanForty
Reinvested dividends	$–	–	6,838,600	1,502,710	208,311	70,924	1,702	20,782
Mortality and expense risk charges (note 2)	(3,354)	(301,180)	(2,121,681)	(1,157,839)	(242,169)	(105,223)	(1,038)	(2,959,392)

Net investment income (loss)	(3,354)	(301,180)	4,716,919	344,871	(33,858)	(34,299)	664	(2,938,610)

Proceeds from mutual fund shares sold	22,254	6,368,779	22,605,151	26,261,389	4,213,619	1,195,636	9,181	40,950,048
Cost of mutual fund shares sold	(21,184)	(5,627,761)	(20,936,661)	(17,311,770)	(2,474,267)	(860,956)	(8,609)	(32,220,819)

Realized gain (loss) on investments	1,070	741,018	1,668,490	8,949,619	1,739,352	334,680	572	8,729,229
Change in unrealized gain (loss) on investments	(19,001)	(2,355,468)	(5,724,560)	(9,054,017)	1,893,743	1,287,518	3,768	19,042,312

Net gain (loss) on investments	(17,931)	(1,614,450)	(4,056,070)	(104,398)	3,633,095	1,622,198	4,340	27,771,541

Reinvested capital gains	48,816	4,361,751	937,364	2,244,050	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,531	2,446,121	1,598,213	2,484,523	3,599,237	1,587,899	5,004	24,832,931

Investment activity:	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS	MFSMidCapGrS
Reinvested dividends	$–	–	777,399	1,283,351	76,693	85,207	366	–
Mortality and expense risk charges (note 2)	(238,255)	(563,327)	(825,307)	(1,502,669)	(58,707)	(613,927)	(3,284)	(70,893)

Net investment income (loss)	(238,255)	(563,327)	(47,908)	(219,318)	17,986	(528,720)	(2,918)	(70,893)

Proceeds from mutual fund shares sold	5,210,983	10,268,292	10,711,517	22,876,626	3,742,214	10,590,702	57,749	1,015,543
Cost of mutual fund shares sold	(3,737,000)	(11,771,370)	(7,563,628)	(17,784,524)	(3,532,924)	(9,069,979)	(51,428)	(685,265)

Realized gain (loss) on investments	1,473,983	(1,503,078)	3,147,889	5,092,102	209,290	1,520,723	6,321	330,278
Change in unrealized gain (loss) on investments	490,507	6,162,835	15,460,030	27,983,925	(575,573)	2,396,467	5,596	(260,200)

Net gain (loss) on investments	1,964,490	4,659,757	18,607,919	33,076,027	(366,283)	3,917,190	11,917	70,078

Reinvested capital gains	–	–	–	–	838,405	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,726,235	4,096,430	18,560,011	32,856,709	490,108	4,018,448	8,999	(815)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGr
Reinvested dividends	$–	24,699	–	–	165,976	10	1,295,677	–
Mortality and expense risk charges (note 2)	(31,285)	(68,220)	(30,307)	(17,140)	(1,308,686)	(26)	(541,360)	(2,124,023)

Net investment income (loss)	(31,285)	(43,521)	(30,307)	(17,140)	(1,142,710)	(16)	754,317	(2,124,023)

Proceeds from mutual fund shares sold	509,012	451,872	308,516	190,399	22,896,733	682	9,070,667	34,984,013
Cost of mutual fund shares sold	(366,233)	(327,276)	(207,693)	(116,541)	(19,951,846)	(698)	(9,513,872)	(23,367,482)

Realized gain (loss) on investments	142,779	124,596	100,823	73,858	2,944,887	(16)	(443,205)	11,616,531
Change in unrealized gain (loss) on investments	(82,373)	(2,268)	(64,288)	(91,376)	5,453,171	453	(202,756)	10,653,128

Net gain (loss) on investments	60,406	122,328	36,535	(17,518)	8,398,058	437	(645,961)	22,269,659

Reinvested capital gains	–	87,601	7,930	15,779	–	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,121	166,408	14,158	(18,879)	7,255,348	467	108,356	20,145,636

Investment activity:	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3	OppGlSec
Reinvested dividends	$1,594,891	–	–	–	4,215,928	55,375	1,924,367	1,912,838
Mortality and expense risk charges (note 2)	(1,776,065)	(418)	(38,888)	(2,463,322)	(5,336,675)	(129,148)	(2,437,943)	(2,267,933)

Net investment income (loss)	(181,174)	(418)	(38,888)	(2,463,322)	(1,120,747)	(73,773)	(513,576)	(355,095)

Proceeds from mutual fund shares sold	25,493,838	2,703	2,495,869	37,137,816	79,225,871	1,225,017	16,236,097	30,100,098
Cost of mutual fund shares sold	(14,822,010)	(2,682)	(2,315,336)	(25,717,087)	(83,416,255)	(873,471)	(9,868,896)	(16,870,707)

Realized gain (loss) on investments	10,671,828	21	180,533	11,420,729	(4,190,384)	351,546	6,367,201	13,229,391
Change in unrealized gain (loss) on investments	12,979,499	3,643	101,665	12,487,368	20,602,485	(87,672)	19,712,717	8,903,892

Net gain (loss) on investments	23,651,327	3,664	282,198	23,908,097	16,412,101	263,874	26,079,918	22,133,283

Reinvested capital gains	37,014	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,507,167	3,246	256,260	21,444,775	15,291,354	190,101	25,566,342	21,778,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc	TRoeBlChip2
Reinvested dividends	$59,645	14,391	4,956,308	103,163	–	200,162	621	41
Mortality and expense risk charges (note 2)	(124,367)	(2,847)	(4,345,440)	(155,140)	(1,758)	(85,584)	(471)	(236)

Net investment income (loss)	(64,722)	11,544	610,868	(51,977)	(1,758)	114,578	150	(195)

Proceeds from mutual fund shares sold	982,556	43,461	58,980,663	1,269,525	13,480	819,011	1,903	1,808
Cost of mutual fund shares sold	(602,100)	(42,659)	(67,419,870)	(960,088)	(11,572)	(745,736)	(1,665)	(1,816)

Realized gain (loss) on investments	380,456	802	(8,439,207)	309,437	1,908	73,275	238	(8)
Change in unrealized gain (loss) on investments	432,360	(9,779)	23,461,069	59,411	10,310	(156,468)	1,189	1,320

Net gain (loss) on investments	812,816	(8,977)	15,021,862	368,848	12,218	(83,193)	1,427	1,312

Reinvested capital gains	–	–	–	–	3,923	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$748,094	2,567	15,632,730	316,871	14,383	31,385	1,577	1,117

Investment activity:	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2	VKEmGr2
Reinvested dividends	$1,161	567	119,462	331,850	54,544	103,307	180,175	352
Mortality and expense risk charges (note 2)	(737)	(339)	(237,664)	(446,198)	(336,465)	(315,889)	(350,852)	(52,212)

Net investment income (loss)	424	228	(118,202)	(114,348)	(281,921)	(212,582)	(170,677)	(51,860)

Proceeds from mutual fund shares sold	4,307	1,351	8,317,627	9,137,178	7,448,629	8,768,682	1,724,741	350,226
Cost of mutual fund shares sold	(4,298)	(1,358)	(6,218,541)	(6,063,305)	(5,262,154)	(5,581,400)	(1,090,565)	(271,529)

Realized gain (loss) on investments	9	(7)	2,099,086	3,073,873	2,186,475	3,187,282	634,176	78,697
Change in unrealized gain (loss) on investments	(4,886)	(66)	3,584,078	7,490,263	9,999,515	8,281,834	(694,903)	120,797

Net gain (loss) on investments	(4,877)	(73)	5,683,164	10,564,136	12,185,990	11,469,116	(60,727)	199,494

Reinvested capital gains	6,989	–	–	–	–	–	623,887	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,536	155	5,564,962	10,449,788	11,904,069	11,256,534	392,483	147,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$11,299	2,817,128	–	3,908,280	13,281	1,526,812	1,232,112	4,189,100
Mortality and expense risk charges (note 2)	(5,900)	(436,663)	(332,996)	(3,895,280)	(235,747)	(2,131,762)	(1,319,547)	(1,275,681)

Net investment income (loss)	5,399	2,380,465	(332,996)	13,000	(222,466)	(604,950)	(87,435)	2,913,419

Proceeds from mutual fund shares sold	84,619	9,498,480	10,381,536	72,435,266	2,781,247	4,320,122	11,150,277	10,809,037
Cost of mutual fund shares sold	(86,596)	(9,130,653)	(6,365,067)	(39,405,652)	(2,534,321)	(3,446,482)	(10,262,609)	(10,861,286)

Realized gain (loss) on investments	(1,977)	367,827	4,016,469	33,029,614	246,926	873,640	887,668	(52,249)
Change in unrealized gain (loss) on investments	1,867	383,995	314,220	3,234,726	1,129,044	21,518,707	2,769,929	(3,026,762)

Net gain (loss) on investments	(110)	751,822	4,330,689	36,264,340	1,375,970	22,392,347	3,657,597	(3,079,011)

Reinvested capital gains	2,392	598,712	–	8,632,526	–	12,473,104	–	444,868

Net increase (decrease) in contract owners’ equity resulting from operations	$7,681	3,730,999	3,997,693	44,909,866	1,153,504	34,260,501	3,570,162	279,276

Investment activity:	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond
Reinvested dividends	$810,865	179,119	–	8,558	5,882,713	1,313,957	442,787	1,346,623
Mortality and expense risk charges (note 2)	(3,298,351)	(150,062)	(68,059)	(4,036,099)	(1,061,300)	(828,061)	(219,593)	(580,296)

Net investment income (loss)	(2,487,486)	29,057	(68,059)	(4,027,541)	4,821,413	485,896	223,194	766,327

Proceeds from mutual fund shares sold	28,623,773	505,492	21,124	44,095,595	10,088,153	9,771,351	747,294	7,991,737
Cost of mutual fund shares sold	(30,814,495)	(419,129)	(18,939)	(46,984,518)	(10,448,313)	(8,986,198)	(608,376)	(8,039,897)

Realized gain (loss) on investments	(2,190,722)	86,363	2,185	(2,888,923)	(360,160)	785,153	138,918	(48,160)
Change in unrealized gain (loss) on investments	22,661,618	1,329,017	1,506,316	34,836,120	(3,537,984)	7,306,584	(380,361)	(575,552)

Net gain (loss) on investments	20,470,896	1,415,380	1,508,501	31,947,197	(3,898,144)	8,091,737	(241,443)	(623,712)

Reinvested capital gains	–	–	80,510	–	–	–	1,795,152	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,983,410	1,444,437	1,520,952	27,919,656	923,269	8,577,633	1,776,903	142,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal
Reinvested dividends	$–	–	554,191	249,373	209,764	–	–	–
Mortality and expense risk charges (note 2)	(38,586)	(13,369)	(304,327)	(60,439)	(165,553)	(1,601,534)	(2,030,432)	(140,468)

Net investment income (loss)	(38,586)	(13,369)	249,864	188,934	44,211	(1,601,534)	(2,030,432)	(140,468)

Proceeds from mutual fund shares sold	297,124	55,308	11,908,903	396,195	737,393	10,314,787	21,712,269	983,763
Cost of mutual fund shares sold	(250,144)	(48,395)	(11,908,903)	(400,424)	(598,954)	(8,809,049)	(15,802,417)	(888,144)

Realized gain (loss) on investments	46,980	6,913	–	(4,229)	138,439	1,505,738	5,909,852	95,619
Change in unrealized gain (loss) on investments	595,664	179,207	–	(158,320)	799,712	17,929,142	6,360,801	(1,405,621)

Net gain (loss) on investments	642,644	186,120	–	(162,549)	938,151	19,434,880	12,270,653	(1,310,002)

Reinvested capital gains	–	–	–	–	367,016	–	6,185,908	1,902,076

Net increase (decrease) in contract owners’ equity resulting from operations	$604,058	172,751	249,864	26,385	1,349,378	17,833,346	16,426,129	451,606

Investment activity:	WRValue	WFTrustOp
Reinvested dividends	$1,936,418	–
Mortality and expense risk charges (note 2)	(1,911,710)	(2,572,676)

Net investment income (loss)	24,708	(2,572,676)

Proceeds from mutual fund shares sold	15,782,859	37,152,885
Cost of mutual fund shares sold	(12,225,392)	(31,659,586)

Realized gain (loss) on investments	3,557,467	5,493,299
Change in unrealized gain (loss) on investments	(6,405,564)	9,455,220

Net gain (loss) on investments	(2,848,097)	14,948,519

Reinvested capital gains	7,094,848	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,271,459	12,375,843

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBal		AIMBValue2		AIMBlueCh
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$57,268,911	46,888,933	1,144	810	(149,966)	(141,604)	(3,185)	(5,361)
Realized gain (loss) on investments	97,221,911	(68,723,067)	(461)	(3,597)	310,246	198,455	2,016	(1,805)
Change in unrealized gain (loss) on investments	572,254,236	1,262,325,667	27,410	46,676	29,713	631,308	11,105	19,086
Reinvested capital gains	290,802,651	133,018,480	–	–	94,824	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,017,547,709	1,373,510,013	28,093	43,889	284,817	688,159	9,936	11,920

Equity transactions:
Purchase payments received from contract owners (note 3)	408,470,245	754,671,887	12,215	34,566	226,002	493,252	11,830	132,618
Transfers between funds	–	–	706	(15,092)	(84,532)	326,725	(2,826)	(24,177)
Redemptions (note 3)	(1,741,356,786)	(1,367,612,148)	(46,184)	(50,695)	(508,775)	(316,784)	(14,547)	(12,253)
Annuity benefits	(4,907,496)	(4,068,343)	–	–	(17,307)	(4,814)	–	–
Annual contract maintenance charges (note 2)	(341,474)	(335,477)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,245,254)	(25,556,426)	(907)	(396)	(7,087)	(2,450)	(3)	(33)
Adjustments to maintain reserves	1,773,824	(700,167)	(46)	12	(627)	(71)	10	(6)

Net equity transactions	(1,360,606,941)	(643,600,674)	(34,216)	(31,605)	(392,326)	495,858	(5,536)	96,149

Net change in contract owners’ equity	(343,059,232)	729,909,339	(6,123)	12,284	(107,509)	1,184,017	4,400	108,069
Contract owners’ equity beginning of period	15,697,256,439	14,967,347,100	755,714	743,430	8,522,149	7,338,132	469,043	360,974

Contract owners’ equity end of period	$15,354,197,207	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

CHANGES IN UNITS:
Beginning units	1,245,033,961	1,306,834,707	75,617	78,940	771,896	741,502	50,444	40,180

Units purchased	265,468,668	380,162,134	1,276	3,646	33,804	106,043	1,278	14,430
Units redeemed	(375,201,138)	(441,962,880)	(4,718)	(6,969)	(82,009)	(75,649)	(1,886)	(4,166)

Ending units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,969)	(1,750)	(27,893)	(30,493)	(4,879)	(950)	(25)	(769)
Realized gain (loss) on investments	3,957	500	89,089	69,687	6,915	187	6,418	1,437
Change in unrealized gain (loss) on investments	10,713	10,518	35,027	30,614	25,789	20,402	(1,045)	10,618
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,701	9,268	96,223	69,808	27,825	19,639	5,348	11,286

Equity transactions:
Purchase payments received from contract owners (note 3)	3,266	57,035	27,442	49,645	45,429	92,403	74	17,754
Transfers between funds	230	1,423	(54,317)	(103,060)	101,465	102,056	–	–
Redemptions (note 3)	(11,243)	(1,918)	(166,480)	(120,337)	(9,248)	(1,544)	(23,508)	(8,564)
Annuity benefits	–	–	(821)	(204)	(7,597)	(1,563)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(316)	(15)	(4,804)	(1,664)	(205)	(38)	(1,290)	(442)
Adjustments to maintain reserves	(47)	(10)	(36)	(53)	(458)	(6)	(28)	8

Net equity transactions	(8,110)	56,515	(199,016)	(175,673)	129,386	191,308	(24,752)	8,756

Net change in contract owners’ equity	4,591	65,783	(102,793)	(105,865)	157,211	210,947	(19,404)	20,042
Contract owners’ equity beginning of period	177,635	111,852	1,633,888	1,739,753	210,947	–	167,088	147,046

Contract owners’ equity end of period	$182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

CHANGES IN UNITS:
Beginning units	17,219	11,432	155,396	173,419	7,363	–	15,351	14,504

Units purchased	461	5,986	11,802	16,758	14,847	7,507	7	1,724
Units redeemed	(1,209)	(199)	(32,034)	(34,781)	(4,347)	(144)	(2,289)	(877)

Ending units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,231)	(4,111)	(22,026)	(27,999)	(23,892)	(45,238)	(66,404)	(69,748)
Realized gain (loss) on investments	1,981	(4,417)	61,860	35,897	238,401	110,310	241,305	67,097
Change in unrealized gain (loss) on investments	16,918	26,897	15,200	55,487	(103,092)	318,440	284,414	246,586
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,668	18,369	55,034	63,385	111,417	383,512	459,315	243,935

Equity transactions:
Purchase payments received from contract owners (note 3)	1,730	62,839	35,239	142,294	54,703	245,102	32,506	132,051
Transfers between funds	1	694	(67,616)	(17,043)	(138,363)	383,010	164,630	(83,686)
Redemptions (note 3)	(47,538)	(42,739)	(182,810)	(86,981)	(397,136)	(162,302)	(539,515)	(179,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,676)	(1,774)	(3,233)	(898)	(8,216)	(1,288)	(14,237)	(2,898)
Adjustments to maintain reserves	(46)	(16)	(110)	(47)	(162)	(3)	(169)	(20)

Net equity transactions	(47,529)	19,004	(218,530)	37,325	(489,174)	464,519	(356,785)	(133,832)

Net change in contract owners’ equity	(30,861)	37,373	(163,496)	100,710	(377,757)	848,031	102,530	110,103
Contract owners’ equity beginning of period	463,546	426,173	1,901,148	1,800,438	4,641,616	3,793,585	4,033,313	3,923,210

Contract owners’ equity end of period	$432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

CHANGES IN UNITS:
Beginning units	51,837	49,765	195,246	191,437	416,687	371,825	400,843	414,836

Units purchased	628	7,359	7,807	24,921	23,244	87,783	60,212	27,924
Units redeemed	(6,066)	(5,287)	(30,517)	(21,112)	(67,115)	(42,921)	(96,946)	(41,917)

Ending units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,617)	(105,860)	2,097,481	717,073	(3,093)	(34,651)	2,175,904	851,272
Realized gain (loss) on investments	464,795	251,723	3,127,420	(1,772,413)	230,241	84,442	12,971	228,677
Change in unrealized gain (loss) on investments	(401,708)	661,103	2,185,681	27,442,122	(101,202)	438,480	(2,081,671)	791,146
Reinvested capital gains	259,914	138,601	–	–	–	–	35,892	19,255

Net increase (decrease) in contract owners’ equity resulting from operations	248,384	945,567	7,410,582	26,386,782	125,946	488,271	143,096	1,890,350

Equity transactions:
Purchase payments received from contract owners (note 3)	86,224	171,079	4,392,340	7,379,927	58,319	196,560	2,388,897	3,627,076
Transfers between funds	(441,084)	(82,844)	(9,918,023)	(10,300,027)	(123,753)	201,507	15,738,406	37,199,904
Redemptions (note 3)	(605,359)	(236,138)	(29,952,611)	(23,595,238)	(409,409)	(260,089)	(7,161,715)	(2,401,104)
Annuity benefits	(451)	(315)	(74,572)	(67,611)	(356)	–	(63,243)	(24,204)
Annual contract maintenance charges (note 2)	–	–	(8,066)	(8,474)	–	–	(304)	(49)
Contingent deferred sales charges (note 2)	(20,818)	(4,203)	(386,772)	(423,523)	(10,724)	(2,789)	(67,143)	(21,736)
Adjustments to maintain reserves	(471)	1,120	26,873	47,922	(242)	(12)	2,259	17,890

Net equity transactions	(981,959)	(151,301)	(35,920,831)	(26,967,024)	(486,165)	135,177	10,837,157	38,397,777

Net change in contract owners’ equity	(733,575)	794,266	(28,510,249)	(580,242)	(360,219)	623,448	10,980,253	40,288,127
Contract owners’ equity beginning of period	6,475,818	5,681,552	251,779,097	252,359,339	5,192,683	4,569,235	57,713,352	17,425,225

Contract owners’ equity end of period	$5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

CHANGES IN UNITS:
Beginning units	485,953	498,772	18,762,735	20,993,443	453,009	440,628	5,298,678	1,685,537

Units purchased	25,015	51,157	2,249,729	3,439,076	34,229	55,223	3,744,800	5,626,923
Units redeemed	(99,532)	(63,976)	(4,907,159)	(5,669,784)	(76,901)	(42,842)	(2,787,154)	(2,013,782)

Ending units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt		ASVPInt3		ACVPMdCpV2		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,959	(619,337)	(19,530)	(376,652)	127	–	(223,007)	(202,016)
Realized gain (loss) on investments	2,979,866	490,229	2,350,406	541,335	(53)	–	913,716	1,279,463
Change in unrealized gain (loss) on investments	8,423,079	14,092,421	5,160,886	7,613,968	(734)	–	(517,074)	364,291
Reinvested capital gains	–	–	–	–	1,242	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,493,904	13,963,313	7,491,762	7,778,651	582	–	173,635	1,441,738

Equity transactions:
Purchase payments received from contract owners (note 3)	353,881	357,513	2,880,751	4,125,034	54,528	–	820,365	1,638,469
Transfers between funds	(7,495,336)	(9,355,238)	(2,076,940)	2,632,390	–	–	4,972,682	(8,760)
Redemptions (note 3)	(13,056,219)	(8,450,382)	(5,650,927)	(4,438,963)	(1,880)	–	(1,777,676)	(1,105,871)
Annuity benefits	(28,483)	(41,989)	(1,740)	(204)	(75)	–	(12,304)	(6,940)
Annual contract maintenance charges (note 2)	(2,948)	(3,202)	(985)	(751)	–	–	(344)	(221)
Contingent deferred sales charges (note 2)	(159,835)	(165,338)	(67,871)	(62,891)	–	–	(26,701)	(17,704)
Adjustments to maintain reserves	11,612	27,651	6,957	50,068	(1)	–	311	3,216

Net equity transactions	(20,377,328)	(17,630,985)	(4,910,755)	2,304,683	52,572	–	3,976,333	502,189

Net change in contract owners’ equity	(8,883,424)	(3,667,672)	2,581,007	10,083,334	53,154	–	4,149,968	1,943,927
Contract owners’ equity beginning of period	112,903,338	116,571,010	66,896,351	56,813,017	–	–	17,827,898	15,883,971

Contract owners’ equity end of period	$104,019,914	112,903,338	69,477,358	66,896,351	53,154	–	21,977,866	17,827,898

CHANGES IN UNITS:
Beginning units	9,350,630	10,982,643	5,939,570	5,738,677	–	–	1,635,491	1,599,480

Units purchased	20,311	28,748	1,054,679	2,045,319	4,911	–	1,226,580	1,060,405
Units redeemed	(1,674,624)	(1,660,761)	(1,475,996)	(1,844,426)	(164)	–	(865,039)	(1,024,394)

Ending units	7,696,317	9,350,630	5,518,253	5,939,570	4,747	–	1,997,032	1,635,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,722)	(55,086)	(1,765,928)	(1,180,792)	(96,043)	(79,706)	(8)	–
Realized gain (loss) on investments	103,225	68,288	5,507,520	6,334,620	233,934	262,462	1	–
Change in unrealized gain (loss) on investments	(55,351)	243,600	(39,042,568)	53,201,189	(770,101)	719,414	(261)	–
Reinvested capital gains	–	–	54,073,919	3,912,210	896,117	64,635	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,848)	256,802	18,772,943	62,267,227	263,907	966,805	(268)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	24,378	88,493	12,410,924	15,981,752	53,499	262,726	15,105	–
Transfers between funds	(92,856)	(47,831)	(8,704,983)	15,605,517	244,692	210,998	–	–
Redemptions (note 3)	(259,943)	(67,864)	(53,349,699)	(39,472,404)	(503,390)	(418,606)	–	–
Annuity benefits	–	–	(123,262)	(105,213)	–	–	(27)	–
Annual contract maintenance charges (note 2)	–	–	(7,576)	(7,118)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,207)	(535)	(710,613)	(706,616)	(12,162)	(7,785)	–	–
Adjustments to maintain reserves	(104)	(2)	43,319	(739,731)	(478)	82	(2)	–

Net equity transactions	(333,732)	(27,739)	(50,441,890)	(9,443,813)	(217,839)	47,415	15,076	–

Net change in contract owners’ equity	(338,580)	229,063	(31,668,947)	52,823,414	46,068	1,014,220	14,808	–
Contract owners’ equity beginning of period	3,322,592	3,093,529	542,213,159	489,389,745	8,984,780	7,970,560	–	–

Contract owners’ equity end of period	$2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780	14,808	–

CHANGES IN UNITS:
Beginning units	314,693	318,356	31,066,593	31,663,303	736,549	732,705	–	–

Units purchased	12,705	34,684	4,490,245	8,406,739	65,250	97,395	1,312	–
Units redeemed	(45,502)	(38,347)	(7,392,899)	(9,003,449)	(83,144)	(93,551)	(2)	–

Ending units	281,896	314,693	28,163,939	31,066,593	718,655	736,549	1,310	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	BBTCapMgr		BBTLgCapV		BBTLgCoGr		BBTMdCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,197	(12,026)	25,895	18,077	(18,037)	(18,103)	(39,943)	(34,452)
Realized gain (loss) on investments	35,783	23,259	35,010	(10,168)	42,445	(4,765)	51,477	14,444
Change in unrealized gain (loss) on investments	60,897	159,971	145,956	394,666	(18,993)	93,814	355,300	407,247
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	98,877	171,204	206,861	402,575	5,415	70,946	366,834	387,239

Equity transactions:
Purchase payments received from contract owners (note 3)	74,986	634,164	108,624	619,078	18,339	303,239	37,317	736,613
Transfers between funds	13	(215,769)	9,490	(33,946)	(115,889)	(49,903)	(12,328)	(9,463)
Redemptions (note 3)	(132,149)	(211,275)	(290,551)	(219,342)	(97,663)	(91,253)	(157,257)	(164,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,500)	(6,247)	(11,893)	(8,137)	(3,199)	(2,113)	(5,394)	(4,426)
Adjustments to maintain reserves	(126)	(61)	(110)	125	(3)	159	275	280

Net equity transactions	(59,776)	200,812	(184,440)	357,778	(198,415)	160,129	(137,387)	558,840

Net change in contract owners’ equity	39,101	372,016	22,421	760,353	(193,000)	231,075	229,447	946,079
Contract owners’ equity beginning of period	1,938,845	1,566,829	3,937,384	3,177,031	1,889,640	1,658,565	2,998,507	2,052,428

Contract owners’ equity end of period	$1,977,946	1,938,845	3,959,805	3,937,384	1,696,640	1,889,640	3,227,954	2,998,507

CHANGES IN UNITS:
Beginning units	179,516	160,093	357,885	322,683	203,835	186,382	232,570	183,955

Units purchased	6,792	105,123	11,745	69,075	3,894	42,482	3,094	72,284
Units redeemed	(12,417)	(85,700)	(28,701)	(33,873)	(25,812)	(25,029)	(13,822)	(23,669)

Ending units	173,891	179,516	340,929	357,885	181,917	203,835	221,842	232,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSTGSmCp		CSTIntFoc		CSTLCapV		DryELeadS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,565)	(38,404)	(11,419)	(2,170)	(40,872)	(77,136)	(27,547)	(27,125)
Realized gain (loss) on investments	149,078	14,148	405,898	65,470	296,671	147,337	80,616	63,935
Change in unrealized gain (loss) on investments	411,486	628,183	886,089	1,068,964	727,658	1,415,248	(92,403)	(1,894)
Reinvested capital gains	–	–	–	–	–	–	78,797	127,178

Net increase (decrease) in contract owners’ equity resulting from operations	522,999	603,927	1,280,568	1,132,264	983,457	1,485,449	39,463	162,094

Equity transactions:
Purchase payments received from contract owners (note 3)	15,914	4,591	10,070	8,785	96,025	195,032	31,162	91,714
Transfers between funds	(222,146)	(380,323)	(453,381)	(400,347)	479,491	(364,091)	42,203	(3,269)
Redemptions (note 3)	(522,886)	(377,890)	(1,640,868)	(808,223)	(2,092,426)	(1,353,458)	(122,590)	(37,800)
Annuity benefits	–	–	(4,871)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(55)	(56)	(74)	(68)	(234)	(240)	–	–
Contingent deferred sales charges (note 2)	(4,305)	(6,546)	(5,182)	(11,761)	(16,340)	(20,470)	(4,779)	(218)
Adjustments to maintain reserves	(40)	18	3,200	(2,280)	234	688	(171)	(87)

Net equity transactions	(733,518)	(760,206)	(2,091,106)	(1,213,894)	(1,533,250)	(1,542,539)	(54,175)	50,340

Net change in contract owners’ equity	(210,519)	(156,279)	(810,538)	(81,630)	(549,793)	(57,090)	(14,712)	212,434
Contract owners’ equity beginning of period	3,985,920	4,142,199	9,336,078	9,417,708	15,004,067	15,061,157	1,562,984	1,350,550

Contract owners’ equity end of period	$3,775,401	3,985,920	8,525,540	9,336,078	14,454,274	15,004,067	1,548,272	1,562,984

CHANGES IN UNITS:
Beginning units	369,551	447,652	921,733	1,056,590	1,103,928	1,221,166	126,077	122,126

Units purchased	1,238	909	5,314	904	166,764	256,528	15,724	19,411
Units redeemed	(67,263)	(79,010)	(204,529)	(135,761)	(276,944)	(373,766)	(20,407)	(15,460)

Ending units	303,526	369,551	722,518	921,733	993,748	1,103,928	121,394	126,077

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DrySRGroS		DrySRGro		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(761,245)	(337,084)	(6,146)	(7,027)	(1,352,343)	(1,004,749)	4,244,472	6,632,101
Realized gain (loss) on investments	4,640,167	3,913,284	40,177	2,499	(20,120,988)	(14,422,415)	(39,350,167)	(37,067,888)
Change in unrealized gain (loss) on investments	(947,321)	4,400,053	(31,171)	19,896	23,919,728	21,675,991	66,264,137	122,552,674
Reinvested capital gains	169,983	1,308,776	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,101,584	9,285,029	2,860	15,368	2,446,397	6,248,827	31,158,442	92,116,887

Equity transactions:
Purchase payments received from contract owners (note 3)	2,192,865	4,136,102	3,758	24,603	4,367,616	5,657,083	23,478,811	34,840,305
Transfers between funds	(2,620,352)	17,386,226	48,052	63,601	(16,451,632)	(3,954,806)	(66,858,525)	(20,204,953)
Redemptions (note 3)	(6,054,703)	(5,211,184)	(160,656)	(10,801)	(14,692,344)	(12,117,329)	(123,600,201)	(95,183,084)
Annuity benefits	(41,652)	(25,599)	–	–	(21,695)	(55,201)	(155,446)	(217,320)
Annual contract maintenance charges (note 2)	(1,510)	(758)	–	–	(18,209)	(21,025)	(45,689)	(48,926)
Contingent deferred sales charges (note 2)	(75,999)	(53,032)	(10,344)	(50)	(210,403)	(256,031)	(1,538,937)	(1,739,446)
Adjustments to maintain reserves	10,671	19,951	(21)	(25)	15,712	(182,287)	76,706	(118,580)

Net equity transactions	(6,590,680)	16,251,706	(119,211)	77,328	(27,010,955)	(10,929,596)	(168,643,281)	(82,672,004)

Net change in contract owners’ equity	(3,489,096)	25,536,735	(116,351)	92,696	(24,564,558)	(4,680,769)	(137,484,839)	9,444,883
Contract owners’ equity beginning of period	66,853,891	41,317,156	425,727	333,031	135,069,696	139,750,465	1,068,703,792	1,059,258,909

Contract owners’ equity end of period	$63,364,795	66,853,891	309,376	425,727	110,505,138	135,069,696	931,218,953	1,068,703,792

CHANGES IN UNITS:
Beginning units	5,300,317	3,945,170	44,270	36,008	13,226,882	14,356,877	85,102,726	92,185,602

Units purchased	2,969,666	5,404,493	6,752	10,062	1,239,970	2,121,003	5,255,918	13,166,601
Units redeemed	(3,529,036)	(4,049,346)	(19,415)	(1,800)	(3,901,502)	(3,250,998)	(18,657,669)	(20,249,477)

Ending units	4,740,947	5,300,317	31,607	44,270	10,565,350	13,226,882	71,700,975	85,102,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFApp		DryVIFAppS		DryVIFDevLd		DryVIFIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,748,750)	741,201	(67,934)	(15,071)	(6,936)	(5,723)	(5,507)	(923)
Realized gain (loss) on investments	(713,276)	(5,126,611)	74,302	30,064	2,585	2,101	10,342	13,137
Change in unrealized gain (loss) on investments	7,153,131	10,330,001	72,817	87,050	23,064	39,881	32,943	50,833
Reinvested capital gains	–	–	–	–	–	–	5,702	6,104

Net increase (decrease) in contract owners’ equity resulting from operations	4,691,105	5,944,591	79,185	102,043	18,713	36,259	43,480	69,151

Equity transactions:
Purchase payments received from contract owners (note 3)	3,207,518	4,385,880	68,004	209,275	4,941	54,095	–	41,244
Transfers between funds	(9,781,585)	(8,328,617)	(32,566)	112,652	93	(10,137)	(18,239)	(41,953)
Redemptions (note 3)	(18,969,809)	(14,565,221)	(158,646)	(119,222)	(2,787)	(5,755)	(3,494)	(11,203)
Annuity benefits	(100,068)	(116,318)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6,633)	(7,314)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(201,280)	(275,422)	(2,022)	(1,441)	(9)	(23)	–	(358)
Adjustments to maintain reserves	7,525	817,002	(172)	(155)	29	209	(53)	16

Net equity transactions	(25,844,332)	(18,090,010)	(125,402)	201,109	2,267	38,389	(21,786)	(12,254)

Net change in contract owners’ equity	(21,153,227)	(12,145,419)	(46,217)	303,152	20,980	74,648	21,694	56,897
Contract owners’ equity beginning of period	162,989,509	175,134,928	3,716,756	3,413,604	445,804	371,156	434,279	377,382

Contract owners’ equity end of period	$141,836,282	162,989,509	3,670,539	3,716,756	466,784	445,804	455,973	434,279

CHANGES IN UNITS:
Beginning units	12,838,264	14,368,474	365,410	345,131	39,370	36,181	31,294	32,213

Units purchased	2,577,207	1,979,084	30,046	37,044	420	4,592	–	3,379
Units redeemed	(4,566,426)	(3,509,294)	(42,425)	(16,765)	(231)	(1,403)	(1,536)	(4,298)

Ending units	10,849,045	12,838,264	353,031	365,410	39,559	39,370	29,758	31,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedAmLeadS		FedCapApS		FedHiIncS		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,750)	(4,069)	(11,285)	(17,758)	372,146	360,770	8,898,607	11,859,677
Realized gain (loss) on investments	32,389	11,240	50,880	35,077	81,378	211,847	90,996	1,940,383
Change in unrealized gain (loss) on investments	(11,985)	43,015	(43,189)	44,550	(442,804)	(91,245)	(11,140,617)	(8,876,907)
Reinvested capital gains	–	–	–	–	–	–	2,253,484	3,671,473

Net increase (decrease) in contract owners’ equity resulting from operations	16,654	50,186	(3,594)	61,869	10,720	481,372	102,470	8,594,626

Equity transactions:
Purchase payments received from contract owners (note 3)	3,373	37,694	675	29,495	165,657	271,593	6,195,746	12,300,100
Transfers between funds	(52,868)	23,482	(173,602)	(60,524)	(274,063)	(649,477)	(11,831,462)	(49,319,090)
Redemptions (note 3)	(48,256)	(15,875)	(32,414)	(32,735)	(749,562)	(703,366)	(34,809,051)	(33,756,198)
Annuity benefits	–	–	–	–	(127)	–	(118,313)	(99,655)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,907)	(2,981)
Contingent deferred sales charges (note 2)	(2,207)	(600)	(997)	(602)	(23,134)	(2,489)	(460,366)	(527,229)
Adjustments to maintain reserves	(81)	(15)	(67)	(50)	(436)	10	10,052	157,761

Net equity transactions	(100,039)	44,686	(206,405)	(64,416)	(881,665)	(1,083,729)	(41,016,301)	(71,247,292)

Net change in contract owners’ equity	(83,385)	94,872	(209,999)	(2,547)	(870,945)	(602,357)	(40,913,831)	(62,652,666)
Contract owners’ equity beginning of period	727,827	632,955	1,258,078	1,260,625	6,200,535	6,802,892	362,944,348	425,597,014

Contract owners’ equity end of period	$644,442	727,827	1,048,079	1,258,078	5,329,590	6,200,535	322,030,517	362,944,348

CHANGES IN UNITS:
Beginning units	67,408	62,971	121,303	127,784	501,358	594,118	27,791,514	33,400,483

Units purchased	1,418	9,508	1,092	8,786	46,931	123,908	2,365,425	4,283,278
Units redeemed	(10,692)	(5,071)	(21,216)	(15,267)	(118,713)	(216,668)	(5,514,576)	(9,892,247)

Ending units	58,134	67,408	101,179	121,303	429,576	501,358	24,642,363	27,791,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedQualBdS		FidVIPEIS		FidVIPEIS2		FidVIPGrS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$191,698	272,843	3,504,344	2,385,188	(47,170)	(65,215)	(4,174,995)	(6,539,192)
Realized gain (loss) on investments	(53,885)	21,342	(189,480)	1,659,770	598,129	384,939	(61,306,506)	(73,705,202)
Change in unrealized gain (loss) on investments	(298,805)	(243,096)	564,372	74,957,662	(600,880)	1,051,925	86,046,779	89,715,070
Reinvested capital gains	69,578	111,654	31,014,763	3,165,949	584,560	57,580	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(91,414)	162,743	34,893,999	82,168,569	534,639	1,429,229	20,565,278	9,470,676

Equity transactions:
Purchase payments received from contract owners (note 3)	167,624	393,248	15,383,040	28,214,623	204,295	611,034	11,471,845	19,375,929
Transfers between funds	(558,114)	(981,821)	(39,466,710)	23,367,078	(358,603)	204,525	(66,870,521)	(39,388,199)
Redemptions (note 3)	(982,749)	(751,417)	(96,606,476)	(73,051,498)	(1,431,465)	(649,027)	(64,249,579)	(58,181,743)
Annuity benefits	(522)	–	(206,155)	(258,035)	–	–	(130,362)	(107,118)
Annual contract maintenance charges (note 2)	–	–	(11,027)	(10,845)	–	–	(22,549)	(25,605)
Contingent deferred sales charges (note 2)	(24,071)	(8,379)	(1,095,914)	(1,258,448)	(29,526)	(9,765)	(945,800)	(1,199,407)
Adjustments to maintain reserves	(560)	(121)	62,825	(677,502)	(731)	54	10,202	165,408

Net equity transactions	(1,398,392)	(1,348,490)	(121,940,417)	(23,674,627)	(1,616,030)	156,821	(120,736,764)	(79,360,735)

Net change in contract owners’ equity	(1,489,806)	(1,185,747)	(87,046,418)	58,493,942	(1,081,391)	1,586,050	(100,171,486)	(69,890,059)
Contract owners’ equity beginning of period	11,460,780	12,646,527	895,073,673	836,579,731	16,742,355	15,156,305	614,343,366	684,233,425

Contract owners’ equity end of period	$9,970,974	11,460,780	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366

CHANGES IN UNITS:
Beginning units	1,034,363	1,158,034	63,110,573	64,919,984	1,470,503	1,453,838	51,970,948	58,941,283

Units purchased	40,189	83,334	4,069,521	10,873,410	77,907	191,478	3,248,322	7,186,329
Units redeemed	(168,167)	(207,005)	(12,651,607)	(12,682,821)	(221,705)	(174,813)	(13,540,098)	(14,156,664)

Ending units	906,385	1,034,363	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS2		FidVIPHIS		FidVIPOvS		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(88,232)	(101,296)	34,015,188	20,156,403	(329,686)	664	(107,981)	(65,245)
Realized gain (loss) on investments	177,832	141,455	(2,512,243)	16,056,216	2,500,566	1,314,469	485,264	221,844
Change in unrealized gain (loss) on investments	101,006	32,193	(28,013,132)	(15,460,002)	7,592,228	6,130,247	889,308	694,824
Reinvested capital gains	–	–	–	–	335,275	–	42,654	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,606	72,352	3,489,813	20,752,617	10,098,383	7,445,380	1,309,245	851,423

Equity transactions:
Purchase payments received from contract owners (note 3)	92,240	317,918	4,482,770	7,739,145	172,656	198,329	176,174	372,280
Transfers between funds	(24,026)	11,155	(23,722,352)	(45,098,634)	(3,848,583)	(3,824,188)	305,071	649,000
Redemptions (note 3)	(426,046)	(285,524)	(33,075,098)	(28,893,459)	(7,030,761)	(5,918,879)	(806,527)	(344,476)
Annuity benefits	–	–	(54,918)	(33,698)	(21,184)	(20,179)	(136)	–
Annual contract maintenance charges (note 2)	–	–	(3,218)	(3,297)	(965)	(1,045)	–	–
Contingent deferred sales charges (note 2)	(8,346)	(4,244)	(315,609)	(387,277)	(69,108)	(135,866)	(22,329)	(6,591)
Adjustments to maintain reserves	(315)	(51)	8,230	52,925	21,626	29,692	(462)	405

Net equity transactions	(366,493)	39,254	(52,680,195)	(66,624,295)	(10,776,319)	(9,672,136)	(348,209)	670,618

Net change in contract owners’ equity	(175,887)	111,606	(49,190,382)	(45,871,678)	(677,936)	(2,226,756)	961,036	1,522,041
Contract owners’ equity beginning of period	6,092,705	5,981,099	278,239,107	324,110,785	66,354,828	68,581,584	8,510,693	6,988,652

Contract owners’ equity end of period	$5,916,818	6,092,705	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693

CHANGES IN UNITS:
Beginning units	622,916	619,256	28,067,837	35,327,848	5,309,091	6,173,912	708,262	646,592

Units purchased	48,005	77,964	17,108,118	22,592,550	13,584	39,078	85,871	134,371
Units redeemed	(86,563)	(74,304)	(22,389,214)	(29,852,561)	(854,462)	(903,899)	(118,344)	(72,701)

Ending units	584,358	622,916	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvSR		FidVIPConS		FidVIPConS2		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(552,421)	(177,165)	(7,964,083)	(6,434,775)	(274,158)	(223,535)	763,122	355,270
Realized gain (loss) on investments	2,733,609	907,345	7,156,883	(8,454,909)	551,547	217,629	(521,044)	(292,649)
Change in unrealized gain (loss) on investments	12,348,892	7,894,149	119,554,943	107,479,707	1,986,759	1,739,696	(694,030)	154,950
Reinvested capital gains	432,945	–	145,369	–	2,899	–	771,945	440,690

Net increase (decrease) in contract owners’ equity resulting from operations	14,963,025	8,624,329	118,893,112	92,590,023	2,267,047	1,733,790	319,993	658,261

Equity transactions:
Purchase payments received from contract owners (note 3)	3,173,338	5,104,185	19,671,618	24,564,304	379,712	589,993	2,168,417	2,295,923
Transfers between funds	5,479,057	20,442,176	78,980,586	54,710,889	979,363	743,062	21,259,581	18,701,251
Redemptions (note 3)	(7,191,153)	(5,396,077)	(93,506,536)	(57,631,258)	(991,803)	(447,831)	(5,241,235)	(1,846,372)
Annuity benefits	(31,327)	(4,753)	(211,800)	(254,939)	–	–	(34,865)	(10,022)
Annual contract maintenance charges (note 2)	(1,020)	(628)	(24,002)	(23,138)	–	–	(668)	(219)
Contingent deferred sales charges (note 2)	(82,650)	(92,312)	(1,101,987)	(1,066,934)	(17,917)	(4,689)	(31,983)	(25,864)
Adjustments to maintain reserves	4,340	31,742	134,983	1,155,991	(714)	56	(1,213)	13,919

Net equity transactions	1,350,585	20,084,333	3,942,862	21,454,915	348,641	880,591	18,118,034	19,128,616

Net change in contract owners’ equity	16,313,610	28,708,662	122,835,974	114,044,938	2,615,688	2,614,381	18,438,027	19,786,877
Contract owners’ equity beginning of period	84,634,335	55,925,673	770,174,834	656,129,896	15,271,569	12,657,188	31,064,353	11,277,476

Contract owners’ equity end of period	$100,947,945	84,634,335	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353

CHANGES IN UNITS:
Beginning units	6,862,770	5,106,033	47,949,091	46,557,635	1,246,619	1,168,158	2,891,195	1,077,164

Units purchased	1,773,822	3,586,241	11,688,025	10,828,104	163,184	177,664	3,026,118	3,110,124
Units redeemed	(1,677,798)	(1,829,504)	(11,446,142)	(9,436,648)	(135,235)	(99,203)	(1,351,460)	(1,296,093)

Ending units	6,958,794	6,862,770	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrOpS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(171,850)	(540,389)	(203,030)	(163,129)	(571,181)	(738,986)	(47,578)	(46,764)
Realized gain (loss) on investments	(6,257,899)	(7,399,065)	535,668	205,528	(327,641)	1,028,554	258,697	142,209
Change in unrealized gain (loss) on investments	11,918,727	12,765,695	1,164,979	1,850,811	(1,212,145)	2,895,101	(310,749)	182,372
Reinvested capital gains	–	–	180,371	–	1,750,405	157,629	88,094	6,448

Net increase (decrease) in contract owners’ equity resulting from operations	5,488,978	4,826,241	1,677,988	1,893,210	(360,562)	3,342,298	(11,536)	284,265

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243,474	2,001,729	758,804	746,035	1,358,837	4,094,308	54,656	222,906
Transfers between funds	(4,535,033)	(4,484,481)	650,476	775,785	(11,555,979)	8,980,971	(188,588)	395,083
Redemptions (note 3)	(13,038,776)	(9,990,025)	(928,797)	(395,996)	(4,718,417)	(5,140,335)	(172,939)	(77,921)
Annuity benefits	(23,435)	(15,657)	(12,674)	(1,591)	(27,822)	(18,236)	–	–
Annual contract maintenance charges (note 2)	(1,791)	(2,026)	–	–	(749)	(534)	–	–
Contingent deferred sales charges (note 2)	(126,978)	(192,162)	(22,912)	(4,035)	(79,682)	(88,695)	(1,880)	(494)
Adjustments to maintain reserves	8,168	7,543	(977)	6,115	2,871	24,467	(248)	65

Net equity transactions	(16,474,371)	(12,675,079)	443,920	1,126,313	(15,020,941)	7,851,946	(308,999)	539,639

Net change in contract owners’ equity	(10,985,393)	(7,848,838)	2,121,908	3,019,523	(15,381,503)	11,194,244	(320,535)	823,904
Contract owners’ equity beginning of period	88,199,788	96,048,626	10,642,568	7,623,045	59,696,270	48,502,026	2,923,757	2,099,853

Contract owners’ equity end of period	$77,214,395	88,199,788	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

CHANGES IN UNITS:
Beginning units	9,323,234	10,741,094	741,487	656,982	4,540,152	4,151,781	226,885	182,049

Units purchased	450,864	510,985	99,096	153,919	1,518,087	7,505,734	28,413	77,813
Units redeemed	(2,187,912)	(1,928,845)	(105,851)	(69,414)	(2,745,949)	(7,117,363)	(54,318)	(32,977)

Ending units	7,586,186	9,323,234	734,732	741,487	3,312,290	4,540,152	200,980	226,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$18	–	20	–	20	–	36	–
Realized gain (loss) on investments	5	–	–	–	–	–	75	–
Change in unrealized gain (loss) on investments	144	–	(45)	–	(48)	–	898	–
Reinvested capital gains	–	–	–	–	–	–	1,612	–

Net increase (decrease) in contract owners’ equity resulting from operations	167	–	(25)	–	(28)	–	2,621	–

Equity transactions:
Purchase payments received from contract owners (note 3)	10,289	–	4,200	–	4,200	–	27,823	–
Transfers between funds	–	–	–	–	–	–	6,163	–
Redemptions (note 3)	–	–	–	–	–	–	(964)	–
Annuity benefits	(345)	–	–	–	–	–	(846)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	–	(1)	–	3	–	(5)	–

Net equity transactions	9,940	–	4,199	–	4,203	–	32,171	–

Net change in contract owners’ equity	10,107	–	4,174	–	4,175	–	34,792	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$10,107	–	4,174	–	4,175	–	34,792	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	975	–	379	–	372	–	2,727	–
Units redeemed	(31)	–	–	–	–	–	(131)	–

Ending units	944	–	379	–	372	–	2,596	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,489)	(7,191)	5,308	(7,916)	(2,656)	(1,392)	(1,783)	(569)
Realized gain (loss) on investments	15,163	10,088	52,827	2,833	7,011	58	5,295	736
Change in unrealized gain (loss) on investments	(58,767)	46,582	(186,026)	98,119	17,990	29,810	18,019	16,974
Reinvested capital gains	80,936	72,454	45,618	–	3,723	837	1,922	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,843	121,933	(82,273)	93,036	26,068	29,313	23,453	17,141

Equity transactions:
Purchase payments received from contract owners (note 3)	15,704	68,891	35,484	121,927	502,224	428,541	144,346	158,291
Transfers between funds	(11,175)	(255)	(254,036)	(116,899)	25,128	40,478	47,141	64,152
Redemptions (note 3)	(39,155)	(42,066)	(72,045)	(106,325)	(56,778)	(4,290)	(3,462)	(671)
Annuity benefits	–	–	–	–	(41,672)	(14,249)	(27,513)	(5,840)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,120)	(496)	(1,638)	(1,638)	–	–	–	–
Adjustments to maintain reserves	(88)	(16)	(538)	(51)	1,018	103	1,130	(3)

Net equity transactions	(35,834)	26,058	(292,773)	(102,986)	429,920	450,583	161,642	215,929

Net change in contract owners’ equity	(5,991)	147,991	(375,046)	(9,950)	455,988	479,896	185,095	233,070
Contract owners’ equity beginning of period	1,271,957	1,123,966	2,281,228	2,291,178	479,896	–	233,070	–

Contract owners’ equity end of period	$1,265,966	1,271,957	1,906,182	2,281,228	935,884	479,896	418,165	233,070

CHANGES IN UNITS:
Beginning units	91,705	89,589	229,886	241,003	42,724	–	17,859	–

Units purchased	1,249	6,680	6,525	15,015	46,279	44,349	13,639	18,367
Units redeemed	(3,887)	(4,564)	(36,880)	(26,132)	(6,291)	(1,625)	(1,667)	(508)

Ending units	89,067	91,705	199,531	229,886	82,712	42,724	29,831	17,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(341)	–	(117)	89	(304)	(53)	(206)	–
Realized gain (loss) on investments	45	–	1,646	41	3,045	221	23	–
Change in unrealized gain (loss) on investments	9,429	–	6,520	13,202	14,990	2,263	308	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,133	–	8,049	13,332	17,731	2,431	125	–

Equity transactions:
Purchase payments received from contract owners (note 3)	133,576	–	–	102,522	183,247	39,619	76,047	–
Transfers between funds	7,988	–	–	–	181,043	–	–	–
Redemptions (note 3)	(498)	–	(629)	(757)	(16,458)	(1,061)	(1,422)	–
Annuity benefits	(2,069)	–	(12,245)	(10,813)	(7,520)	(146)	(3,274)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	410	93	384	(3)	(1)	–

Net equity transactions	139,016	–	(12,464)	91,045	340,696	38,409	71,350	–

Net change in contract owners’ equity	148,149	–	(4,415)	104,377	358,427	40,840	71,475	–
Contract owners’ equity beginning of period	–	–	104,377	–	40,840	–	–	–

Contract owners’ equity end of period	$148,149	–	99,962	104,377	399,267	40,840	71,475	–

CHANGES IN UNITS:
Beginning units	–	–	8,344	–	3,590	–	–	–

Units purchased	11,875	–	–	9,190	30,451	3,696	7,718	–
Units redeemed	(208)	–	(999)	(846)	(1,771)	(106)	(424)	–

Ending units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3)	12	119,092	166,818	(2,912)	(599)	(635,787)	(1,911,225)
Realized gain (loss) on investments	43	3	1,563,726	280,133	16,691	1,272	9,598,763	4,080,015
Change in unrealized gain (loss) on investments	240	582	2,067,613	3,493,675	63,239	49,459	3,581,679	28,670,704
Reinvested capital gains	147	–	1,959,994	–	31,980	–	18,371,518	7,307,584

Net increase (decrease) in contract owners’ equity resulting from operations	427	597	5,710,425	3,940,626	108,998	50,132	30,916,173	38,147,078

Equity transactions:
Purchase payments received from contract owners (note 3)	–	3,917	1,981,157	1,644,153	143,334	177,060	7,455,141	11,875,890
Transfers between funds	–	–	20,098,164	24,650,487	472,239	353,906	671,491	18,994,566
Redemptions (note 3)	–	–	(4,704,124)	(1,334,536)	(32,982)	(4,163)	(30,549,425)	(21,782,567)
Annuity benefits	(319)	(171)	–	–	(13,793)	(3,099)	(87,106)	(76,342)
Annual contract maintenance charges (note 2)	–	–	(492)	(104)	–	–	(5,078)	(4,512)
Contingent deferred sales charges (note 2)	–	–	(41,240)	(18,083)	(769)	(49)	(423,622)	(368,045)
Adjustments to maintain reserves	16	(2)	26,135	(84,093)	(441)	99	35,916	96,017

Net equity transactions	(303)	3,744	17,359,600	24,857,824	567,588	523,754	(22,902,683)	8,735,007

Net change in contract owners’ equity	124	4,341	23,070,025	28,798,450	676,586	573,886	8,013,490	46,882,085
Contract owners’ equity beginning of period	4,341	–	35,083,705	6,285,255	573,886	–	309,914,403	263,032,318

Contract owners’ equity end of period	$4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	317,927,893	309,914,403

CHANGES IN UNITS:
Beginning units	336	–	2,138,241	458,485	28,799	–	15,860,940	15,398,869

Units purchased	–	350	2,372,926	2,195,435	45,860	29,121	3,052,416	4,387,640
Units redeemed	(23)	(14)	(1,308,687)	(515,679)	(7,281)	(322)	(4,238,674)	(3,925,569)

Ending units	313	336	3,202,480	2,138,241	67,378	28,799	14,674,682	15,860,940

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(23,056)	(12,047)	(398,310)	(82,269)	(4,277)	359	9,471,598	12,241,159
Realized gain (loss) on investments	146,235	309,349	3,064,979	6,187,128	16,186	195	4,571,114	9,570,747
Change in unrealized gain (loss) on investments	590,534	14,755	7,580,626	(5,144,179)	40,584	10,878	(13,596,882)	(5,297,847)
Reinvested capital gains	370,280	302,339	7,521,660	3,589,995	46,336	11,318	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,993	614,396	17,768,955	4,550,675	98,829	22,750	445,830	16,514,059

Equity transactions:
Purchase payments received from contract owners (note 3)	31,684	50,458	2,087,093	2,639,637	22,314	15,809	2,287,065	6,619,153
Transfers between funds	(136,582)	(1,208,395)	35,798,884	7,564,349	331,313	118,135	(72,569,957)	7,690,137
Redemptions (note 3)	(247,924)	(197,204)	(5,799,640)	(4,131,891)	(9,327)	(998)	(24,180,431)	(17,628,815)
Annuity benefits	(7,472)	(6,895)	(5,890)	(588)	–	–	(47,278)	(36,443)
Annual contract maintenance charges (note 2)	(247)	(186)	(987)	(504)	–	–	(1,474)	(1,434)
Contingent deferred sales charges (note 2)	(5,561)	(2,426)	(65,567)	(62,491)	(69)	(1)	(344,082)	(287,592)
Adjustments to maintain reserves	11,164	11,633	9,656	25,100	(36)	14	(304)	54,570

Net equity transactions	(354,938)	(1,353,015)	32,023,549	6,033,612	344,195	132,959	(94,856,461)	(3,590,424)

Net change in contract owners’ equity	729,055	(738,619)	49,792,504	10,584,287	443,024	155,709	(94,410,631)	12,923,635
Contract owners’ equity beginning of period	3,747,584	4,486,203	45,486,297	34,902,010	155,709	–	216,961,754	204,038,119

Contract owners’ equity end of period	$4,476,639	3,747,584	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754

CHANGES IN UNITS:
Beginning units	284,119	406,653	3,106,247	2,849,141	13,294	–	16,155,881	16,524,655

Units purchased	10,018	24,677	3,658,064	3,233,682	32,797	13,383	1,979,048	9,445,595
Units redeemed	(33,884)	(147,211)	(1,798,966)	(2,976,576)	(6,786)	(89)	(9,136,384)	(9,814,369)

Ending units	260,253	284,119	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc3		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,503,640	–	264	40	66,469	23,948	(1,312)	(1,173)
Realized gain (loss) on investments	199,298	–	652	4,708	96,730	699,025	815	1,027
Change in unrealized gain (loss) on investments	(666,424)	–	(1,228)	(332)	(402,074)	(74,111)	(3,915)	4,755
Reinvested capital gains	–	–	3,613	2,562	1,024,182	538,454	11,570	437

Net increase (decrease) in contract owners’ equity resulting from operations	1,036,514	–	3,301	6,978	785,307	1,187,316	7,158	5,046

Equity transactions:
Purchase payments received from contract owners (note 3)	1,838,961	–	–	14,243	171,815	334,997	–	34,616
Transfers between funds	39,385,625	–	–	–	2,713,627	3,067,052	–	(2,698)
Redemptions (note 3)	(2,294,073)	–	(1,092)	(1,015)	(741,873)	(979,769)	(3,133)	(2,324)
Annuity benefits	(2,108)	–	(8,942)	(8,325)	–	–	(4,572)	(4,005)
Annual contract maintenance charges (note 2)	(65)	–	–	–	(91)	(76)	–	–
Contingent deferred sales charges (note 2)	(21,822)	–	–	–	(8,560)	(22,491)	–	–
Adjustments to maintain reserves	582	–	37,798	234	670	1,971	428	9,701

Net equity transactions	38,907,100	–	27,764	5,137	2,135,588	2,401,684	(7,277)	35,290

Net change in contract owners’ equity	39,943,614	–	31,065	12,115	2,920,895	3,589,000	(119)	40,336
Contract owners’ equity beginning of period	–	–	44,349	32,234	9,063,639	5,474,639	104,685	64,349

Contract owners’ equity end of period	$39,943,614	–	75,414	44,349	11,984,534	9,063,639	104,566	104,685

CHANGES IN UNITS:
Beginning units	–	–	3,093	2,686	614,645	444,314	8,804	580

Units purchased	5,680,419	–	–	568	468,114	788,311	–	10,045
Units redeemed	(1,871,905)	–	(697)	(161)	(342,611)	(617,980)	(592)	(1,821)

Ending units	3,808,514	–	2,396	3,093	740,148	614,645	8,212	8,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(413,794)	(332,470)	(31,503)	(41,555)	(131,093)	(260,368)	520	54
Realized gain (loss) on investments	607,783	663,266	(132,667)	(142,634)	(482,381)	1,212,659	4,215	9,832
Change in unrealized gain (loss) on investments	(1,642,057)	598,683	52,012	251,984	(103,878)	(2,487,881)	(9,702)	3,477
Reinvested capital gains	3,657,705	113,065	–	–	–	–	8,991	3,231

Net increase (decrease) in contract owners’ equity resulting from operations	2,209,637	1,042,544	(112,158)	67,795	(717,352)	(1,535,590)	4,024	16,594

Equity transactions:
Purchase payments received from contract owners (note 3)	945,777	1,433,932	19,662	43,174	446,125	953,984	–	(1)
Transfers between funds	3,281,255	9,785,372	(359,958)	(470,690)	(3,411,687)	(6,187,479)	(13,603)	11,362
Redemptions (note 3)	(3,156,162)	(2,637,147)	(271,901)	(249,605)	(1,029,124)	(1,981,789)	(5,326)	(4,895)
Annuity benefits	(661)	(72)	(1,458)	(2,714)	(217)	(205)	(1,800)	(1,307)
Annual contract maintenance charges (note 2)	(367)	(239)	(223)	(292)	(307)	(327)	–	–
Contingent deferred sales charges (note 2)	(46,237)	(57,348)	(5,521)	(6,734)	(19,101)	(47,927)	–	–
Adjustments to maintain reserves	2,378	6,536	15	430	(3,742)	29,924	465	796

Net equity transactions	1,025,983	8,531,034	(619,384)	(686,431)	(4,018,053)	(7,233,819)	(20,264)	5,955

Net change in contract owners’ equity	3,235,620	9,573,578	(731,542)	(618,636)	(4,735,405)	(8,769,409)	(16,240)	22,549
Contract owners’ equity beginning of period	29,530,860	19,957,282	3,238,568	3,857,204	14,875,073	23,644,482	77,075	54,526

Contract owners’ equity end of period	$32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

CHANGES IN UNITS:
Beginning units	2,433,103	1,751,103	997,831	1,232,090	1,321,233	2,165,513	5,693	5,169

Units purchased	1,448,665	2,278,515	7,795	26,033	403,581	1,004,343	–	709
Units redeemed	(1,363,195)	(1,596,515)	(217,280)	(260,292)	(808,139)	(1,848,623)	(1,416)	(185)

Ending units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$213,186	44,355	15,148,679	30,429,642	264,129	643,894	(807,533)	(687,623)
Realized gain (loss) on investments	1,539,770	443,015	(1,787,914)	(723,319)	(139,176)	(212,731)	1,467,806	(2,856,885)
Change in unrealized gain (loss) on investments	(3,808,585)	1,877,480	(2,066,694)	(30,035,683)	42,161	(618,705)	3,448,825	9,359,622
Reinvested capital gains	3,230,307	820,589	1,102,797	14,599,981	30,292	385,879	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,174,678	3,185,439	12,396,868	14,270,621	197,406	198,337	4,109,098	5,815,114

Equity transactions:
Purchase payments received from contract owners (note 3)	734,445	399,115	11,038,692	21,014,695	344,562	601,007	2,029,520	2,863,333
Transfers between funds	3,658,227	14,719,238	(13,847,680)	(104,550,935)	(107,854)	(2,801,864)	(5,126,252)	(6,350,932)
Redemptions (note 3)	(2,682,154)	(1,529,293)	(82,361,264)	(81,464,065)	(2,243,986)	(1,346,191)	(11,976,586)	(9,878,593)
Annuity benefits	–	–	(228,572)	(209,373)	(18,385)	–	(24,680)	(21,544)
Annual contract maintenance charges (note 2)	(100)	(55)	(8,954)	(10,132)	–	–	(6,983)	(7,775)
Contingent deferred sales charges (note 2)	(24,270)	(13,801)	(1,100,408)	(1,209,234)	(38,497)	(13,269)	(142,591)	(195,725)
Adjustments to maintain reserves	7,017	2,523	28,563	76,300	(891)	(32)	3,957	8,047

Net equity transactions	1,693,165	13,577,727	(86,479,623)	(166,352,744)	(2,065,051)	(3,560,349)	(15,243,615)	(13,583,189)

Net change in contract owners’ equity	2,867,843	16,763,166	(74,082,755)	(152,082,123)	(1,867,645)	(3,362,012)	(11,134,517)	(7,768,075)
Contract owners’ equity beginning of period	19,709,923	2,946,757	652,157,274	804,239,397	17,636,604	20,998,616	88,669,295	96,437,370

Contract owners’ equity end of period	$22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

CHANGES IN UNITS:
Beginning units	1,576,428	303,185	48,795,618	61,425,031	1,628,935	1,961,425	12,847,793	14,947,044

Units purchased	1,312,585	1,674,415	6,637,077	7,199,619	80,998	108,515	1,097,251	937,534
Units redeemed	(1,169,591)	(401,172)	(13,031,601)	(19,829,032)	(276,443)	(441,005)	(3,263,966)	(3,036,785)

Ending units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$395,899	165,330	1,598,223	1,112,125	4,255,028	2,602,074	1,803,715	864,418
Realized gain (loss) on investments	2,469,039	4,358,635	1,227,706	1,713,591	4,655,048	922,739	7,178,510	1,950,606
Change in unrealized gain (loss) on investments	346,332	662,003	(3,087,471)	(367,739)	1,139,778	24,203,003	(235,106)	14,023,854
Reinvested capital gains	1,433,370	1,361,989	2,362,226	1,103,556	7,483,502	2,049,052	5,069,317	2,757,866

Net increase (decrease) in contract owners’ equity resulting from operations	4,644,640	6,547,957	2,100,684	3,561,533	17,533,356	29,776,868	13,816,436	19,596,744

Equity transactions:
Purchase payments received from contract owners (note 3)	4,002,520	7,159,783	3,758,724	8,480,442	22,779,593	39,381,882	14,202,568	23,052,929
Transfers between funds	5,462,880	13,190,154	5,656,161	2,014,461	36,382,392	63,626,504	31,508,114	41,057,087
Redemptions (note 3)	(4,400,569)	(4,493,548)	(13,087,490)	(15,298,474)	(38,214,943)	(27,318,841)	(21,347,069)	(12,430,698)
Annuity benefits	(68,987)	(60,645)	(165,870)	(142,648)	(521,693)	(376,987)	(182,109)	(136,164)
Annual contract maintenance charges (note 2)	(4,859)	(1,838)	(1,583)	(1,311)	(10,169)	(5,628)	(11,517)	(5,279)
Contingent deferred sales charges (note 2)	(88,561)	(76,106)	(188,336)	(445,238)	(598,945)	(513,282)	(338,002)	(230,530)
Adjustments to maintain reserves	6,843	19,301	5,988	50,539	56,763	123,734	31,877	9,648

Net equity transactions	4,909,267	15,737,101	(4,022,406)	(5,342,229)	19,872,998	74,917,382	23,863,862	51,316,993

Net change in contract owners’ equity	9,553,907	22,285,058	(1,921,722)	(1,780,696)	37,406,354	104,694,250	37,680,298	70,913,737
Contract owners’ equity beginning of period	67,098,458	44,813,400	110,241,667	112,022,363	419,578,382	314,884,132	219,980,802	149,067,065

Contract owners’ equity end of period	$76,652,365	67,098,458	108,319,945	110,241,667	456,984,736	419,578,382	257,661,100	219,980,802

CHANGES IN UNITS:
Beginning units	5,429,388	4,049,277	10,005,688	10,506,818	35,448,745	28,925,404	18,307,486	13,776,564

Units purchased	2,188,672	3,972,928	2,761,045	4,050,388	8,286,432	12,791,365	6,348,837	8,230,408
Units redeemed	(1,778,356)	(2,592,817)	(3,153,383)	(4,551,518)	(6,692,162)	(6,268,024)	(4,448,245)	(3,699,486)

Ending units	5,839,704	5,429,388	9,613,350	10,005,688	37,043,015	35,448,745	20,208,078	18,307,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITIntGro		GVITIntGro3		GVITJPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,309,549	1,526,152	(2,644)	(4,560)	(24,416)	(7,722)	1,171,254	1,184,110
Realized gain (loss) on investments	4,688,914	1,376,898	58,282	15,917	911,771	376,574	(923,120)	(2,684,232)
Change in unrealized gain (loss) on investments	(4,379,564)	5,686,325	248,739	121,161	3,066,029	406,911	1,586,345	12,346,423
Reinvested capital gains	3,285,996	1,174,724	2,954	–	54,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,904,895	9,764,099	307,331	132,518	4,007,829	775,763	1,834,479	10,846,301

Equity transactions:
Purchase payments received from contract owners (note 3)	7,730,933	14,422,163	5,106	1,554	604,645	411,067	3,256,500	5,361,041
Transfers between funds	9,761,600	15,056,868	(40,124)	(140,692)	13,227,118	2,339,828	(3,188,378)	21,238
Redemptions (note 3)	(20,237,708)	(14,287,673)	(130,197)	(72,793)	(1,182,432)	(299,541)	(18,774,334)	(14,972,126)
Annuity benefits	(152,751)	(93,097)	(2,372)	(2,556)	–	–	(31,120)	(30,794)
Annual contract maintenance charges (note 2)	(3,117)	(1,953)	(72)	(64)	(143)	(72)	(1,785)	(1,775)
Contingent deferred sales charges (note 2)	(318,810)	(256,366)	(1,939)	(1,122)	(22,820)	(5,871)	(204,932)	(246,794)
Adjustments to maintain reserves	14,809	24,772	184	504	4,153	1,840	4,570	26,468

Net equity transactions	(3,205,044)	14,864,714	(169,414)	(215,169)	12,630,521	2,447,251	(18,939,479)	(9,842,742)

Net change in contract owners’ equity	2,699,851	24,628,813	137,917	(82,651)	16,638,350	3,223,014	(17,105,000)	1,003,559
Contract owners’ equity beginning of period	180,641,874	156,013,061	1,162,633	1,245,284	7,803,470	4,580,456	158,667,595	157,664,036

Contract owners’ equity end of period	$183,341,725	180,641,874	1,300,550	1,162,633	24,441,820	7,803,470	141,562,595	158,667,595

CHANGES IN UNITS:
Beginning units	15,686,074	14,393,258	158,756	187,653	665,501	441,368	14,529,688	15,489,907

Units purchased	4,053,452	4,827,758	6,055	7,119	1,340,732	413,234	1,130,976	2,222,234
Units redeemed	(4,332,877)	(3,534,942)	(26,613)	(36,016)	(384,301)	(189,101)	(2,862,466)	(3,182,453)

Ending units	15,406,649	15,686,074	138,198	158,756	1,621,932	665,501	12,798,198	14,529,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITMdCpGr		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,118,809)	(1,125,786)	8,078,183	(2,942,981)	(798,842)	724,341	(30,075)	(20,954)
Realized gain (loss) on investments	6,892,104	4,745,583	–	–	(50,408,674)	(50,823,057)	113,027	67,372
Change in unrealized gain (loss) on investments	1,310,055	8,316,015	–	–	74,663,114	84,255,029	23,125	126,511
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,083,350	11,935,812	8,078,183	(2,942,981)	23,455,598	34,156,313	106,077	172,929

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,646	3,554,790	49,201,578	70,577,724	5,838,384	8,881,218	16,452	52,326
Transfers between funds	(3,105,796)	(8,456,586)	100,586,004	(45,376,194)	(21,540,016)	(21,296,475)	(171,447)	(17,628)
Redemptions (note 3)	(9,733,669)	(6,853,047)	(172,023,515)	(176,705,391)	(54,499,787)	(40,093,874)	(199,302)	(185,536)
Annuity benefits	(13,462)	(8,964)	(468,962)	(446,522)	(126,440)	(118,362)	–	–
Annual contract maintenance charges (note 2)	(3,729)	(4,076)	(7,048)	(7,935)	(17,748)	(19,230)	–	–
Contingent deferred sales charges (note 2)	(157,401)	(148,448)	(2,180,857)	(2,888,827)	(617,048)	(722,891)	(3,099)	(5,833)
Adjustments to maintain reserves	21,052	4,507	(28,876)	(47,028)	23,314	59,839	(170)	(139)

Net equity transactions	(10,699,359)	(11,911,824)	(24,921,676)	(154,894,173)	(70,939,341)	(53,309,775)	(357,566)	(156,810)

Net change in contract owners’ equity	(3,616,009)	23,988	(16,843,493)	(157,837,154)	(47,483,743)	(19,153,462)	(251,489)	16,119
Contract owners’ equity beginning of period	97,034,687	97,010,699	536,134,129	693,971,283	429,137,595	448,291,057	2,461,950	2,445,831

Contract owners’ equity end of period	$93,418,678	97,034,687	519,290,636	536,134,129	381,653,852	429,137,595	2,210,461	2,461,950

CHANGES IN UNITS:
Beginning units	7,830,003	8,921,111	47,255,568	61,044,850	35,853,013	40,667,472	228,367	243,662

Units purchased	1,667,093	1,564,605	62,955,670	81,586,088	803,595	1,489,367	5,757	10,410
Units redeemed	(2,555,412)	(2,655,713)	(65,147,285)	(95,375,370)	(6,660,604)	(6,303,826)	(38,380)	(25,705)

Ending units	6,941,684	7,830,003	45,063,953	47,255,568	29,996,004	35,853,013	195,744	228,367

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITLead		GVITLead3		GVITNStrVal		GVITSmCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2)	(30)	5,283	(48,450)	–	(45,730)	(1,147,643)	(1,197,364)
Realized gain (loss) on investments	54	893	1,265,146	458,719	–	1,417,464	6,576,603	5,834,626
Change in unrealized gain (loss) on investments	(280)	(366)	(2,080,340)	422,065	–	(479,313)	(181,122)	6,141,078
Reinvested capital gains	547	53	1,990,445	94,639	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	319	550	1,180,534	926,973	–	892,421	5,247,838	10,778,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	12	596,151	417,466	–	51,066	2,199,393	3,468,698
Transfers between funds	–	–	7,102,473	(263,140)	–	(13,650,598)	(5,932,574)	(9,284,597)
Redemptions (note 3)	–	–	(1,655,845)	(486,117)	–	(481,244)	(8,766,370)	(7,190,753)
Annuity benefits	(339)	(300)	–	–	–	(515)	(13,672)	(12,420)
Annual contract maintenance charges (note 2)	–	–	(137)	(99)	–	(109)	(1,944)	(2,080)
Contingent deferred sales charges (note 2)	–	–	(16,544)	(11,152)	–	(11,873)	(149,061)	(166,562)
Adjustments to maintain reserves	27	27	2,580	1,237	–	(17,033)	13,041	25,065

Net equity transactions	(312)	(261)	6,028,678	(341,805)	–	(14,110,306)	(12,651,187)	(13,162,649)

Net change in contract owners’ equity	7	289	7,209,212	585,168	–	(13,217,885)	(7,403,349)	(2,384,309)
Contract owners’ equity beginning of period	3,786	3,497	6,878,568	6,293,400	–	13,217,885	100,321,255	102,705,564

Contract owners’ equity end of period	$3,793	3,786	14,087,780	6,878,568	–	–	92,917,906	100,321,255

CHANGES IN UNITS:
Beginning units	311	337	517,620	555,773	–	1,255,626	6,907,587	7,921,776

Units purchased	–	1	887,467	219,515	–	164,086	3,424,076	4,495,693
Units redeemed	(25)	(27)	(430,566)	(257,668)	–	(1,419,712)	(4,337,771)	(5,509,882)

Ending units	286	311	974,521	517,620	–	–	5,993,892	6,907,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(35,375)	(35,177)	(4,811,958)	(5,296,159)	(61,135)	(56,655)	(4,037,758)	(3,731,101)
Realized gain (loss) on investments	126,646	50,224	31,855,620	8,374,886	245,101	141,195	12,721,833	4,875,589
Change in unrealized gain (loss) on investments	13,371	198,201	(67,866,216)	28,054,550	(552,033)	119,231	(14,486,382)	11,696,543
Reinvested capital gains	–	–	46,305,524	32,764,430	393,549	252,212	41,596,121	39,197,787

Net increase (decrease) in contract owners’ equity resulting from operations	104,642	213,248	5,482,970	63,897,707	25,482	455,983	35,793,814	52,038,818

Equity transactions:
Purchase payments received from contract owners (note 3)	25,237	49,725	8,793,697	13,762,552	63,864	208,217	7,188,490	9,549,462
Transfers between funds	(115,129)	42,846	(44,012,820)	(10,936,552)	12,016	235,689	(3,987,407)	(962,791)
Redemptions (note 3)	(160,399)	(90,975)	(46,316,607)	(32,793,677)	(346,043)	(237,162)	(35,937,652)	(22,066,024)
Annuity benefits	(31)	–	(95,561)	(75,031)	(74)	–	(71,339)	(49,451)
Annual contract maintenance charges (note 2)	–	–	(8,419)	(8,449)	–	–	(5,962)	(5,485)
Contingent deferred sales charges (note 2)	(6,413)	(1,121)	(626,144)	(660,734)	(11,215)	(3,431)	(409,430)	(450,386)
Adjustments to maintain reserves	(169)	7	49,333	149,811	(181)	(7)	66,609	63,429

Net equity transactions	(256,904)	482	(82,216,521)	(30,562,080)	(281,633)	203,306	(33,156,691)	(13,921,246)

Net change in contract owners’ equity	(152,262)	213,730	(76,733,551)	33,335,627	(256,151)	659,289	2,637,123	38,117,572
Contract owners’ equity beginning of period	2,160,538	1,946,808	471,801,725	438,466,098	3,616,650	2,957,361	349,369,270	311,251,698

Contract owners’ equity end of period	$2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

CHANGES IN UNITS:
Beginning units	205,976	206,299	18,902,563	20,424,000	288,728	271,345	17,198,697	18,060,444

Units purchased	7,451	19,048	2,141,686	5,346,475	30,981	55,744	2,071,049	3,016,183
Units redeemed	(32,672)	(19,371)	(5,565,225)	(6,867,912)	(54,108)	(38,361)	(3,701,051)	(3,877,930)

Ending units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp2		GVITTGroFoc		GVITTGroFoc3		GVITUSGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(87,852)	(81,559)	–	(6,075)	–	(17,885)	(3,354)	(1,813)
Realized gain (loss) on investments	217,671	128,393	–	10,804	–	824,800	1,070	207
Change in unrealized gain (loss) on investments	(280,666)	99,639	–	40,560	–	(698,770)	(19,001)	24,308
Reinvested capital gains	597,145	556,124	–	–	–	–	48,816	4,275

Net increase (decrease) in contract owners’ equity resulting from operations	446,298	702,597	–	45,289	–	108,145	27,531	26,977

Equity transactions:
Purchase payments received from contract owners (note 3)	49,430	151,979	–	929	–	65,517	36,819	135,840
Transfers between funds	(119,408)	41,172	–	(1,783,116)	–	(4,732,487)	27,992	(1,340)
Redemptions (note 3)	(201,397)	(236,544)	–	(38,170)	–	(698,896)	(8,605)	(6,201)
Annuity benefits	–	–	–	(105)	–	–	(8,784)	(5,318)
Annual contract maintenance charges (note 2)	–	–	–	(39)	–	(6)	–	–
Contingent deferred sales charges (note 2)	(3,718)	(2,883)	–	(104)	–	(1,108)	–	–
Adjustments to maintain reserves	(234)	(17)	–	134	–	4,775	(1,122)	171

Net equity transactions	(275,327)	(46,293)	–	(1,820,471)	–	(5,362,205)	46,300	123,152

Net change in contract owners’ equity	170,971	656,304	–	(1,775,182)	–	(5,254,060)	73,831	150,129
Contract owners’ equity beginning of period	4,856,465	4,200,161	–	1,775,182	–	5,254,060	242,559	92,430

Contract owners’ equity end of period	$5,027,436	4,856,465	–	–	–	–	316,390	242,559

CHANGES IN UNITS:
Beginning units	386,685	389,998	–	559,208	–	471,588	17,830	575

Units purchased	28,811	32,321	–	1,250	–	57,527	4,343	18,797
Units redeemed	(51,462)	(35,634)	–	(560,458)	–	(529,115)	(758)	(1,542)

Ending units	364,034	386,685	–	–	–	–	21,415	17,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITUSGro3		GVITMltSec		GVITVal		GVITWLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(301,180)	(355,018)	4,716,919	6,418,209	344,871	132,644	(33,858)	(241,674)
Realized gain (loss) on investments	741,018	3,761,429	1,668,490	1,221,234	8,949,619	1,256,200	1,739,352	1,060,626
Change in unrealized gain (loss) on investments	(2,355,468)	(2,494,228)	(5,724,560)	1,131,198	(9,054,017)	10,555,909	1,893,743	2,083,599
Reinvested capital gains	4,361,751	1,288,130	937,364	–	2,244,050	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,446,121	2,200,313	1,598,213	8,770,641	2,484,523	11,944,753	3,599,237	2,902,551

Equity transactions:
Purchase payments received from contract owners (note 3)	917,921	1,214,648	3,358,554	5,116,193	3,219,463	3,781,813	63,910	56,954
Transfers between funds	3,015,688	(18,858,639)	12,237,080	10,054,513	(2,929,021)	35,009,986	(955,229)	(1,519,791)
Redemptions (note 3)	(2,997,084)	(2,714,884)	(22,351,293)	(15,667,410)	(12,008,148)	(6,327,542)	(3,018,322)	(1,654,657)
Annuity benefits	–	–	(71,626)	(43,728)	(43,525)	(30,698)	(1,933)	(769)
Annual contract maintenance charges (note 2)	(264)	(279)	(1,113)	(1,011)	(1,617)	(1,279)	(458)	(528)
Contingent deferred sales charges (note 2)	(49,341)	(44,535)	(240,067)	(215,958)	(142,753)	(112,208)	(19,577)	(27,736)
Adjustments to maintain reserves	2,479	18,442	16,095	23,360	9,946	18,796	7,237	(2,038)

Net equity transactions	889,399	(20,385,247)	(7,052,370)	(734,041)	(11,895,655)	32,338,868	(3,924,372)	(3,148,565)

Net change in contract owners’ equity	3,335,520	(18,184,934)	(5,454,157)	8,036,600	(9,411,132)	44,283,621	(325,135)	(246,014)
Contract owners’ equity beginning of period	24,247,683	42,432,617	178,233,714	170,197,114	98,528,697	54,245,076	22,838,530	23,084,544

Contract owners’ equity end of period	$27,583,203	24,247,683	172,779,557	178,233,714	89,117,565	98,528,697	22,513,395	22,838,530

CHANGES IN UNITS:
Beginning units	1,936,359	3,766,233	12,983,235	13,033,009	8,373,849	5,371,018	1,993,649	2,305,470

Units purchased	847,366	874,042	2,690,902	3,023,367	2,635,989	4,532,752	4,311	6,274
Units redeemed	(791,920)	(2,703,916)	(3,215,961)	(3,073,141)	(3,660,131)	(1,529,921)	(332,090)	(318,095)

Ending units	1,991,805	1,936,359	12,458,176	12,983,235	7,349,707	8,373,849	1,665,870	1,993,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(34,299)	(88,768)	664	816	(2,938,610)	(2,851,473)	(238,255)	(246,891)
Realized gain (loss) on investments	334,680	577,390	572	120	8,729,229	(3,546,961)	1,473,983	1,033,389
Change in unrealized gain (loss) on investments	1,287,518	347,183	3,768	4,072	19,042,312	41,588,779	490,507	(891,531)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,587,899	835,805	5,004	5,008	24,832,931	35,190,345	1,726,235	(105,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	650,596	453,866	–	71,819	4,361,254	5,874,090	1,515,743	2,727,813
Transfers between funds	4,706,545	332,698	–	–	(7,787,882)	(19,154,285)	(1,583,584)	(1,151,987)
Redemptions (note 3)	(1,028,498)	(492,617)	(1,946)	(4)	(25,699,960)	(18,060,005)	(2,127,928)	(2,364,985)
Annuity benefits	(3,465)	(3,256)	(6,206)	(6,132)	(28,564)	(27,605)	–	–
Annual contract maintenance charges (note 2)	(103)	(71)	–	–	(5,321)	(5,734)	(675)	(721)
Contingent deferred sales charges (note 2)	(6,687)	(8,652)	–	–	(448,248)	(458,160)	(35,856)	(40,814)
Adjustments to maintain reserves	3,536	3,852	58	(1,904)	58,840	74,352	(339)	8,521

Net equity transactions	4,321,924	285,820	(8,094)	63,779	(29,549,881)	(31,757,347)	(2,232,639)	(822,173)

Net change in contract owners’ equity	5,909,823	1,121,625	(3,090)	68,787	(4,716,950)	3,432,998	(506,404)	(927,206)
Contract owners’ equity beginning of period	6,974,583	5,852,958	86,775	17,988	240,772,036	237,339,038	20,914,190	21,841,396

Contract owners’ equity end of period	$12,884,406	6,974,583	83,685	86,775	236,055,086	240,772,036	20,407,786	20,914,190

CHANGES IN UNITS:
Beginning units	448,762	430,617	7,867	1,744	29,018,242	33,279,122	2,038,707	2,119,951

Units purchased	411,110	295,061	–	6,605	2,804,955	3,177,406	505,869	776,354
Units redeemed	(156,000)	(276,916)	(731)	(482)	(6,237,345)	(7,438,286)	(734,954)	(857,598)

Ending units	703,872	448,762	7,136	7,867	25,585,852	29,018,242	1,809,622	2,038,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGroS2		JanIntGro		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(563,327)	(682,897)	(47,908)	(217,729)	(219,318)	(498,579)	17,986	20,182
Realized gain (loss) on investments	(1,503,078)	(1,636,392)	3,147,889	517,773	5,092,102	1,234,971	209,290	125,805
Change in unrealized gain (loss) on investments	6,162,835	1,354,607	15,460,030	7,898,311	27,983,925	18,090,627	(575,573)	53,515
Reinvested capital gains	–	–	–	–	–	–	838,405	299,482

Net increase (decrease) in contract owners’ equity resulting from operations	4,096,430	(964,682)	18,560,011	8,198,355	32,856,709	18,827,019	490,108	498,984

Equity transactions:
Purchase payments received from contract owners (note 3)	198,776	151,159	3,513,732	5,207,105	584,400	464,851	81,843	86,604
Transfers between funds	(5,057,231)	(7,240,968)	12,248,354	(557,903)	(8,910,238)	(13,050,395)	197,903	3,469,639
Redemptions (note 3)	(4,631,348)	(4,112,826)	(8,047,755)	(4,435,220)	(12,409,924)	(9,337,498)	(957,755)	(151,960)
Annuity benefits	(4,489)	(6,831)	(12,311)	(2,834)	(23,252)	(21,612)	–	–
Annual contract maintenance charges (note 2)	(2,320)	(2,740)	(1,336)	(1,232)	(4,642)	(4,797)	–	–
Contingent deferred sales charges (note 2)	(103,645)	(125,875)	(135,901)	(72,610)	(241,371)	(249,914)	(1,483)	(2,971)
Adjustments to maintain reserves	4,850	14,793	20,369	44,333	44,585	48,327	643	647

Net equity transactions	(9,595,407)	(11,323,288)	7,585,152	181,639	(20,960,442)	(22,151,038)	(678,849)	3,401,959

Net change in contract owners’ equity	(5,498,977)	(12,287,970)	26,145,163	8,379,994	11,896,267	(3,324,019)	(188,741)	3,900,943
Contract owners’ equity beginning of period	51,462,715	63,750,685	59,673,204	51,293,210	123,202,154	126,526,173	5,037,861	1,136,918

Contract owners’ equity end of period	$45,963,738	51,462,715	85,818,367	59,673,204	135,098,421	123,202,154	4,849,120	5,037,861

CHANGES IN UNITS:
Beginning units	15,268,291	18,787,902	4,947,582	4,987,992	14,665,587	17,681,761	355,509	93,176

Units purchased	34,700	56,611	2,230,142	1,649,941	76,781	89,590	227,060	441,234
Units redeemed	(2,925,662)	(3,576,222)	(1,720,700)	(1,690,351)	(2,404,328)	(3,105,764)	(270,244)	(178,901)

Ending units	12,377,329	15,268,291	5,457,024	4,947,582	12,338,040	14,665,587	312,325	355,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JPMSTMidCap		MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(528,720)	(58,806)	(2,918)	(785)	(70,893)	(78,317)	(31,285)	(36,155)
Realized gain (loss) on investments	1,520,723	(18,797)	6,321	(133)	330,278	113,330	142,779	95,871
Change in unrealized gain (loss) on investments	2,396,467	1,655,096	5,596	21,049	(260,200)	472,152	(82,373)	32,519
Reinvested capital gains	629,978	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,018,448	1,577,493	8,999	20,131	(815)	507,165	29,121	92,235

Equity transactions:
Purchase payments received from contract owners (note 3)	2,351,631	275,485	80,432	206,006	49,498	110,769	24,297	67,180
Transfers between funds	36,809,074	23,012,172	(9,672)	2,000	(707,512)	90,140	(158,967)	(36,958)
Redemptions (note 3)	(4,603,004)	(326,417)	(8,470)	(5,919)	(237,984)	(235,877)	(235,920)	(78,198)
Annuity benefits	(1,133)	–	(7,651)	(1,827)	–	–	–	–
Annual contract maintenance charges (note 2)	(401)	(7)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(62,015)	(4,889)	–	–	(5,750)	(1,535)	(3,981)	(410)
Adjustments to maintain reserves	5,642	562	371	12	(252)	(118)	(150)	(84)

Net equity transactions	34,499,794	22,956,906	55,010	200,272	(902,000)	(36,621)	(374,721)	(48,470)

Net change in contract owners’ equity	38,518,242	24,534,399	64,009	220,403	(902,815)	470,544	(345,600)	43,765
Contract owners’ equity beginning of period	24,534,399	–	220,403	–	4,537,608	4,067,064	2,048,276	2,004,511

Contract owners’ equity end of period	$63,052,641	24,534,399	284,412	220,403	3,634,793	4,537,608	1,702,676	2,048,276

CHANGES IN UNITS:
Beginning units	2,153,173	–	20,161	–	425,670	428,276	201,354	205,441

Units purchased	4,926,724	2,471,342	6,388	20,885	11,751	29,261	14,719	39,901
Units redeemed	(1,953,644)	(318,169)	(1,248)	(724)	(99,746)	(31,867)	(53,789)	(43,988)

Ending units	5,126,253	2,153,173	25,301	20,161	337,675	425,670	162,284	201,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSValS		NBAMTFasc		NBAMTFocus		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(43,521)	(48,744)	(30,307)	(30,786)	(17,140)	(18,835)	(1,142,710)	(1,173,309)
Realized gain (loss) on investments	124,596	135,047	100,823	34,644	73,858	79,821	2,944,887	(114,528)
Change in unrealized gain (loss) on investments	(2,268)	282,957	(64,288)	155,318	(91,376)	(127,500)	5,453,171	15,968,141
Reinvested capital gains	87,601	52,821	7,930	5,333	15,779	99,055	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	166,408	422,081	14,158	164,509	(18,879)	32,541	7,255,348	14,680,304

Equity transactions:
Purchase payments received from contract owners (note 3)	104,032	210,944	21,252	176,201	2,186	27,472	1,723,886	3,068,774
Transfers between funds	(74,857)	18,710	(159,203)	(5,576)	(68,712)	(43,113)	(3,774,897)	(6,330,487)
Redemptions (note 3)	(163,046)	(166,541)	(75,625)	(63,759)	(59,322)	(28,336)	(11,991,355)	(8,210,664)
Annuity benefits	(4,940)	(651)	(5,859)	(1,757)	–	–	(13,410)	(11,484)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(1,902)	(2,164)
Contingent deferred sales charges (note 2)	(924)	(491)	(1,735)	(1,032)	(2,188)	(59)	(127,159)	(137,157)
Adjustments to maintain reserves	1	(642)	(55)	(4)	(84)	(97)	12,631	40,213

Net equity transactions	(139,734)	61,329	(221,225)	104,073	(128,120)	(44,133)	(14,172,206)	(11,582,969)

Net change in contract owners’ equity	26,674	483,410	(207,067)	268,582	(146,999)	(11,592)	(6,916,858)	3,097,335
Contract owners’ equity beginning of period	3,843,710	3,360,300	1,847,214	1,578,632	963,014	974,606	114,914,068	111,816,733

Contract owners’ equity end of period	$3,870,384	3,843,710	1,640,147	1,847,214	816,015	963,014	107,997,210	114,914,068

CHANGES IN UNITS:
Beginning units	326,744	330,815	134,690	131,193	45,622	48,070	7,395,161	8,232,006

Units purchased	19,892	54,620	4,741	12,976	2,572	6,297	1,009,653	882,944
Units redeemed	(35,213)	(58,691)	(21,494)	(9,479)	(8,691)	(8,745)	(1,893,188)	(1,719,789)

Ending units	311,423	326,744	117,937	134,690	39,503	45,622	6,511,626	7,395,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(16)	–	754,317	1,114,598	(2,124,023)	(2,129,247)	(181,174)	(1,308,728)
Realized gain (loss) on investments	(16)	–	(443,205)	(529,868)	11,616,531	6,307,212	10,671,828	5,075,049
Change in unrealized gain (loss) on investments	453	–	(202,756)	(756,423)	10,653,128	20,194,414	12,979,499	15,533,878
Reinvested capital gains	46	–	–	–	–	–	37,014	–

Net increase (decrease) in contract owners’ equity resulting from operations	467	–	108,356	(171,693)	20,145,636	24,372,379	23,507,167	19,300,199

Equity transactions:
Purchase payments received from contract owners (note 3)	5,611	–	1,708,951	2,577,878	3,363,858	5,372,061	3,228,840	2,771,064
Transfers between funds	4,031	–	8,427,642	19,892,443	(11,400,094)	(7,646,320)	45,410,711	6,548,823
Redemptions (note 3)	–	–	(4,978,242)	(4,067,790)	(19,317,815)	(12,556,375)	(21,596,536)	(10,717,617)
Annuity benefits	(657)	–	(15,445)	(7,105)	(29,708)	(25,908)	(39,405)	(9,054)
Annual contract maintenance charges (note 2)	–	–	(267)	(134)	(4,798)	(5,182)	(1,694)	(1,480)
Contingent deferred sales charges (note 2)	–	–	(49,424)	(63,004)	(276,137)	(282,005)	(181,404)	(159,039)
Adjustments to maintain reserves	10	–	(5,828)	27,045	30,089	79,811	27,101	7,851

Net equity transactions	8,995	–	5,087,387	18,359,333	(27,634,605)	(15,063,918)	26,847,613	(1,559,452)

Net change in contract owners’ equity	9,462	–	5,195,743	18,187,640	(7,488,969)	9,308,461	50,354,780	17,740,747
Contract owners’ equity beginning of period	–	–	41,895,369	23,707,729	187,094,473	177,786,012	130,458,063	112,717,316

Contract owners’ equity end of period	$9,462	–	47,091,112	41,895,369	179,605,504	187,094,473	180,812,843	130,458,063

CHANGES IN UNITS:
Beginning units	–	–	4,141,923	2,341,639	12,187,318	13,310,419	9,929,548	10,120,850

Units purchased	864	–	2,205,394	3,968,300	1,002,074	2,106,852	6,120,675	2,312,350
Units redeemed	(52)	–	(1,716,854)	(2,168,016)	(2,768,460)	(3,229,953)	(4,292,469)	(2,503,652)

Ending units	812	–	4,630,463	4,141,923	10,420,932	12,187,318	11,757,754	9,929,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(418)	–	(38,888)	(5,003)	(2,463,322)	(2,399,771)	(1,120,747)	(4,185,068)
Realized gain (loss) on investments	21	–	180,533	21,891	11,420,729	461,784	(4,190,384)	(5,533,601)
Change in unrealized gain (loss) on investments	3,643	–	101,665	102,288	12,487,368	36,144,442	20,602,485	35,498,301
Reinvested capital gains	–	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,246	–	256,260	119,176	21,444,775	34,206,455	15,291,354	25,779,632

Equity transactions:
Purchase payments received from contract owners (note 3)	100,466	–	230,309	50,377	5,357,576	7,237,350	10,215,896	16,529,768
Transfers between funds	–	–	3,168,110	1,328,854	(1,997,345)	(11,461,608)	(32,430,367)	3,000,455
Redemptions (note 3)	–	–	(277,960)	(45,825)	(21,189,721)	(15,939,777)	(47,372,045)	(35,851,967)
Annuity benefits	(2,335)	–	(3,819)	(295)	(18,939)	(12,953)	(122,134)	(110,100)
Annual contract maintenance charges (note 2)	–	–	(46)	–	(14,341)	(15,096)	(13,706)	(14,401)
Contingent deferred sales charges (note 2)	–	–	(4,578)	(7)	(370,057)	(381,592)	(775,397)	(750,380)
Adjustments to maintain reserves	2	–	246	52	35,332	33,153	18,823	156,437

Net equity transactions	98,133	–	3,112,262	1,333,156	(18,197,495)	(20,540,523)	(70,478,930)	(17,040,188)

Net change in contract owners’ equity	101,379	–	3,368,522	1,452,332	3,247,280	13,665,932	(55,187,576)	8,739,444
Contract owners’ equity beginning of period	–	–	1,452,332	–	215,668,782	202,002,850	484,451,741	475,712,297

Contract owners’ equity end of period	$101,379	–	4,820,854	1,452,332	218,916,062	215,668,782	429,264,165	484,451,741

CHANGES IN UNITS:
Beginning units	–	–	119,039	–	16,225,604	18,042,331	32,989,279	34,255,234

Units purchased	8,972	–	505,672	165,515	2,311,358	2,604,965	2,230,176	5,009,767
Units redeemed	(199)	–	(244,611)	(46,476)	(3,757,396)	(4,421,692)	(7,139,070)	(6,275,722)

Ending units	8,773	–	380,100	119,039	14,779,566	16,225,604	28,080,385	32,989,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec		OppGlSecS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(73,773)	(117,586)	(513,576)	(180,947)	(355,095)	85,169	(64,722)	(45,487)
Realized gain (loss) on investments	351,546	119,197	6,367,201	1,227,189	13,229,391	12,228,555	380,456	319,726
Change in unrealized gain (loss) on investments	(87,672)	340,724	19,712,717	23,634,362	8,903,892	17,606,234	432,360	760,399
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,101	342,335	25,566,342	24,680,604	21,778,188	29,919,958	748,094	1,034,638

Equity transactions:
Purchase payments received from contract owners (note 3)	102,067	233,537	10,414,212	13,572,257	329,513	396,790	–	(123)
Transfers between funds	(337,335)	225,540	21,549,648	47,384,421	(12,328,710)	(20,145,163)	(517,177)	(737,550)
Redemptions (note 3)	(591,780)	(359,710)	(15,593,265)	(8,800,882)	(14,916,734)	(10,850,551)	(325,818)	(254,714)
Annuity benefits	(475)	–	(31,768)	(1,827)	(61,477)	(50,777)	–	–
Annual contract maintenance charges (note 2)	–	–	(2,316)	(1,180)	(1,956)	(2,070)	–	–
Contingent deferred sales charges (note 2)	(16,767)	(3,102)	(184,804)	(151,660)	(224,428)	(187,885)	(5,199)	(2,866)
Adjustments to maintain reserves	(321)	(31)	22,757	52,675	32,424	54,052	(396)	55

Net equity transactions	(844,611)	96,234	16,174,464	52,053,804	(27,171,368)	(30,785,604)	(848,590)	(995,198)

Net change in contract owners’ equity	(654,510)	438,569	41,740,806	76,734,408	(5,393,180)	(865,646)	(100,496)	39,440
Contract owners’ equity beginning of period	7,717,903	7,279,334	179,074,537	102,340,129	192,757,525	193,623,171	7,094,421	7,054,981

Contract owners’ equity end of period	$7,063,393	7,717,903	220,815,343	179,074,537	187,364,345	192,757,525	6,993,925	7,094,421

CHANGES IN UNITS:
Beginning units	733,839	724,583	10,678,196	7,189,189	16,374,164	19,398,205	565,069	655,617

Units purchased	35,669	72,626	3,741,543	5,562,789	91,411	172,595	–	–
Units redeemed	(118,356)	(63,370)	(2,784,812)	(2,073,782)	(2,371,984)	(3,196,636)	(67,436)	(90,548)

Ending units	651,152	733,839	11,634,927	10,678,196	14,093,591	16,374,164	497,633	565,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppHighIncS		OppMSt		OppMStS		OppMStSCapS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,544	(303)	610,868	(1,380,907)	(51,977)	(96,489)	(1,758)	(300)
Realized gain (loss) on investments	802	289	(8,439,207)	(10,884,815)	309,437	150,893	1,908	307
Change in unrealized gain (loss) on investments	(9,779)	4,047	23,461,069	41,647,141	59,411	576,135	10,310	7,295
Reinvested capital gains	–	–	–	–	–	–	3,923	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,567	4,033	15,632,730	29,381,419	316,871	630,539	14,383	7,302

Equity transactions:
Purchase payments received from contract owners (note 3)	52,902	106,078	6,971,780	12,888,662	59,359	348,189	106,836	42,356
Transfers between funds	139,907	100	(19,583,362)	(22,652,208)	(148,238)	217,861	11,806	–
Redemptions (note 3)	(3,153)	(1,535)	(40,054,078)	(34,652,179)	(747,858)	(478,763)	(6,735)	(1,762)
Annuity benefits	(44,069)	(6,970)	(94,290)	(63,053)	–	–	(8,205)	(1,106)
Annual contract maintenance charges (note 2)	–	–	(6,090)	(6,249)	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(597,713)	(715,118)	(20,442)	(3,483)	–	–
Adjustments to maintain reserves	399	40	45,562	74,096	(446)	88	159	6

Net equity transactions	145,986	97,713	(53,318,191)	(45,126,049)	(857,625)	83,892	103,861	39,494

Net change in contract owners’ equity	148,553	101,746	(37,685,461)	(15,744,630)	(540,754)	714,431	118,244	46,796
Contract owners’ equity beginning of period	101,746	–	384,614,055	400,358,685	9,221,380	8,506,949	49,145	2,349

Contract owners’ equity end of period	$250,299	101,746	346,928,594	384,614,055	8,680,626	9,221,380	167,389	49,145

CHANGES IN UNITS:
Beginning units	9,185	–	32,018,278	36,088,504	862,728	853,327	4,053	228

Units purchased	15,852	9,866	1,484,817	2,840,220	37,291	82,106	9,660	4,068
Units redeemed	(2,606)	(681)	(5,966,016)	(6,910,446)	(117,792)	(72,705)	(972)	(243)

Ending units	22,431	9,185	27,537,079	32,018,278	782,227	862,728	12,741	4,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		TRoeBlChip2		TRowEqInc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$114,578	161,241	150	(86)	(195)	–	424	–
Realized gain (loss) on investments	73,275	67,759	238	21	(8)	–	9	–
Change in unrealized gain (loss) on investments	(156,468)	79,520	1,189	2,240	1,320	–	(4,886)	–
Reinvested capital gains	–	–	–	–	–	–	6,989	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,385	308,520	1,577	2,175	1,117	–	2,536	–

Equity transactions:
Purchase payments received from contract owners (note 3)	151,015	141,025	27,380	17,876	47,161	–	242,378	–
Transfers between funds	(99,734)	(357,499)	–	–	1,950	–	67,235	–
Redemptions (note 3)	(530,042)	(324,393)	(7,338)	(1,368)	(1,229)	–	(2,737)	–
Annuity benefits	–	–	–	–	(367)	–	(2,639)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,781)	(731)	–	–	–	–	–	–
Adjustments to maintain reserves	(249)	(36)	149	5	10	–	98	–

Net equity transactions	(485,791)	(541,634)	20,191	16,513	47,525	–	304,335	–

Net change in contract owners’ equity	(454,406)	(233,114)	21,768	18,688	48,642	–	306,871	–
Contract owners’ equity beginning of period	5,008,223	5,241,337	18,688	–	–	–	–	–

Contract owners’ equity end of period	$4,553,817	5,008,223	40,456	18,688	48,642	–	306,871	–

CHANGES IN UNITS:
Beginning units	398,799	444,295	1,598	–	–	–	–	–

Units purchased	29,730	29,726	2,097	1,712	4,488	–	29,650	–
Units redeemed	(68,188)	(75,222)	(366)	(114)	(137)	–	(498)	–

Ending units	360,341	398,799	3,329	1,598	4,351	–	29,152	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$228	–	(118,202)	(43,059)	(114,348)	(204,336)	(281,921)	(59,775)
Realized gain (loss) on investments	(7)	–	2,099,086	(163,695)	3,073,873	4,897,303	2,186,475	343,743
Change in unrealized gain (loss) on investments	(66)	–	3,584,078	1,822,976	7,490,263	2,774,549	9,999,515	1,573,711
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	155	–	5,564,962	1,616,222	10,449,788	7,467,516	11,904,069	1,857,679

Equity transactions:
Purchase payments received from contract owners (note 3)	110,145	–	647,988	310,944	139,627	452,592	750,388	412,886
Transfers between funds	–	–	13,240,569	9,996,455	(3,556,673)	(15,678,480)	23,168,108	12,829,268
Redemptions (note 3)	(169)	–	(2,200,081)	(449,694)	(4,620,084)	(4,318,638)	(2,102,480)	(955,873)
Annuity benefits	(935)	–	(748)	–	(26,249)	(22,701)	(724)	–
Annual contract maintenance charges (note 2)	–	–	(49)	(7)	(893)	(925)	(90)	(4)
Contingent deferred sales charges (note 2)	–	–	(21,458)	(5,064)	(56,733)	(104,377)	(17,745)	(7,009)
Adjustments to maintain reserves	–	–	7,261	1,021	10,172	16,869	6,195	751

Net equity transactions	109,041	–	11,673,482	9,853,655	(8,110,833)	(19,655,660)	21,803,652	12,280,019

Net change in contract owners’ equity	109,196	–	17,238,444	11,469,877	2,338,955	(12,188,144)	33,707,721	14,137,698
Contract owners’ equity beginning of period	–	–	11,469,877	–	39,569,724	51,757,868	14,137,698	–

Contract owners’ equity end of period	$109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

CHANGES IN UNITS:
Beginning units	–	–	908,023	–	2,577,130	4,165,438	1,131,969	–

Units purchased	11,030	–	1,861,659	1,359,198	23,699	1,181,555	2,532,517	1,549,160
Units redeemed	(108)	–	(1,026,360)	(451,175)	(531,961)	(2,769,863)	(1,110,622)	(417,191)

Ending units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCom2		VKEmGr2		VKCorPlus2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(212,582)	(206,219)	(170,677)	(194,059)	(51,860)	(51,422)	5,399	6,414
Realized gain (loss) on investments	3,187,282	4,976,268	634,176	257,625	78,697	37,090	(1,977)	1,727
Change in unrealized gain (loss) on investments	8,281,834	567,653	(694,903)	2,448,616	120,797	148,950	1,867	(3,614)
Reinvested capital gains	–	–	623,887	–	–	–	2,392	678

Net increase (decrease) in contract owners’ equity resulting from operations	11,256,534	5,337,702	392,483	2,512,182	147,634	134,618	7,681	5,205

Equity transactions:
Purchase payments received from contract owners (note 3)	88,259	448,695	278,191	918,593	10,294	146,859	83,435	40,063
Transfers between funds	(4,626,576)	(12,359,838)	(143,468)	718,460	(37,393)	24,335	101,699	108,494
Redemptions (note 3)	(3,375,718)	(2,242,708)	(936,567)	(622,718)	(172,424)	(156,938)	(11,006)	(12,603)
Annuity benefits	(3,662)	(1,272)	–	–	–	–	(1,465)	(192)
Annual contract maintenance charges (note 2)	(278)	(216)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(26,587)	(35,520)	(14,091)	(9,425)	(4,948)	(2,909)	(95)	(124)
Adjustments to maintain reserves	9,922	314	(1,041)	(13)	(163)	(105)	56	3

Net equity transactions	(7,934,640)	(14,190,545)	(816,976)	1,004,897	(204,634)	11,242	172,624	135,641

Net change in contract owners’ equity	3,321,894	(8,852,843)	(424,493)	3,517,079	(57,000)	145,860	180,305	140,846
Contract owners’ equity beginning of period	27,198,964	36,051,807	19,291,848	15,774,769	2,865,969	2,720,109	291,513	150,667

Contract owners’ equity end of period	$30,520,858	27,198,964	18,867,355	19,291,848	2,808,969	2,865,969	471,818	291,513

CHANGES IN UNITS:
Beginning units	1,848,191	2,984,906	1,625,539	1,531,792	302,950	301,195	27,302	14,916

Units purchased	30,229	1,607,725	85,092	200,529	11,554	29,632	16,565	30,825
Units redeemed	(493,527)	(2,744,440)	(154,707)	(106,782)	(33,286)	(27,877)	(6,589)	(18,439)

Ending units	1,384,893	1,848,191	1,555,924	1,625,539	281,218	302,950	37,278	27,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKEmMkt		VKMidCapG		VKUSRealEst		VicDivrStk
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,380,465	2,692,961	(332,996)	(279,179)	13,000	917,781	(222,466)	(151,639)
Realized gain (loss) on investments	367,827	2,433,378	4,016,469	1,097,710	33,029,614	8,973,310	246,926	190,067
Change in unrealized gain (loss) on investments	383,995	(3,994,573)	314,220	3,129,717	3,234,726	64,524,306	1,129,044	1,419,301
Reinvested capital gains	598,712	1,535,200	–	–	8,632,526	4,746,395	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,730,999	2,666,966	3,997,693	3,948,248	44,909,866	79,161,792	1,153,504	1,457,729

Equity transactions:
Purchase payments received from contract owners (note 3)	64,105	1,362,082	445,589	741,310	7,453,537	10,916,162	165,937	560,607
Transfers between funds	(4,324,513)	(22,787,460)	3,079,228	3,118,484	(22,034,531)	26,581,060	(427,510)	(756,273)
Redemptions (note 3)	(4,571,427)	(5,212,855)	(2,127,887)	(2,268,170)	(32,195,191)	(19,823,277)	(2,117,393)	(2,249,798)
Annuity benefits	(14,924)	(12,594)	(6,752)	(4,938)	(100,171)	(61,201)	–	–
Annual contract maintenance charges (note 2)	(769)	(900)	(501)	(555)	(4,864)	(3,273)	–	–
Contingent deferred sales charges (note 2)	(53,593)	(64,184)	(37,490)	(31,923)	(366,573)	(365,405)	(48,663)	(43,766)
Adjustments to maintain reserves	3,313	16,118	4,302	8,419	77,340	132,856	3,555	(1,108,197)

Net equity transactions	(8,897,808)	(26,699,793)	1,356,489	1,562,627	(47,170,453)	17,376,922	(2,424,074)	(3,597,427)

Net change in contract owners’ equity	(5,166,809)	(24,032,827)	5,354,182	5,510,875	(2,260,587)	96,538,714	(1,270,570)	(2,139,698)
Contract owners’ equity beginning of period	39,619,241	63,652,068	25,777,867	20,266,992	327,289,542	230,750,828	17,971,207	20,110,905

Contract owners’ equity end of period	$34,452,432	39,619,241	31,132,049	25,777,867	325,028,955	327,289,542	16,700,637	17,971,207

CHANGES IN UNITS:
Beginning units	1,923,815	3,277,139	3,445,048	3,202,235	14,131,924	13,455,607	1,705,072	2,057,002

Units purchased	11,965	1,028,570	1,735,959	2,069,948	3,186,581	5,800,280	31,150	97,948
Units redeemed	(436,666)	(2,381,894)	(1,581,279)	(1,827,135)	(5,198,650)	(5,123,963)	(258,284)	(449,878)

Ending units	1,499,114	1,923,815	3,599,728	3,445,048	12,119,855	14,131,924	1,477,938	1,705,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VicInvQBd		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	28,584	–	(24,496)	(604,950)	113,725	(87,435)	190,365
Realized gain (loss) on investments	–	34,704	–	1,319,392	873,640	305,720	887,668	268,069
Change in unrealized gain (loss) on investments	–	(38,356)	–	(729,866)	21,518,707	13,774,631	2,769,929	6,797,525
Reinvested capital gains	–	–	–	103,340	12,473,104	973,928	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	24,932	–	668,370	34,260,501	15,168,004	3,570,162	7,255,959

Equity transactions:
Purchase payments received from contract owners (note 3)	–	1,188	–	(26,905)	5,045,918	15,101,272	1,817,902	13,689,721
Transfers between funds	–	(666,935)	–	(2,050,789)	16,747,553	3,247,684	(3,471,493)	1,139,553
Redemptions (note 3)	–	(135,999)	–	(124,454)	(8,564,205)	(7,344,036)	(6,681,462)	(6,299,175)
Annuity benefits	–	–	–	–	(277)	–	(3,515)	(583)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(1,586)	–	(3,052)	(211,179)	(197,465)	(169,527)	(148,367)
Adjustments to maintain reserves	–	(1,327,476)	–	(1,686,926)	60,197	57,582	11,233	47,839

Net equity transactions	–	(2,130,808)	–	(3,892,126)	13,078,007	10,865,037	(8,496,862)	8,428,988

Net change in contract owners’ equity	–	(2,105,876)	–	(3,223,756)	47,338,508	26,033,041	(4,926,700)	15,684,947
Contract owners’ equity beginning of period	–	2,105,876	–	3,223,756	144,706,783	118,673,742	104,031,256	88,346,309

Contract owners’ equity end of period	$–	–	–	–	192,045,291	144,706,783	99,104,556	104,031,256

CHANGES IN UNITS:
Beginning units	–	165,051	–	239,791	12,509,904	11,476,467	9,573,904	8,746,952

Units purchased	–	287	–	255	2,288,014	2,352,625	494,708	1,927,889
Units redeemed	–	(165,338)	–	(240,046)	(1,263,349)	(1,319,188)	(1,272,709)	(1,100,937)

Ending units	–	–	–	–	13,534,569	12,509,904	8,795,903	9,573,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRBond		WRCoreEq		WRDivInc		WRGlNatRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,913,419	2,942,018	(2,487,486)	(1,726,176)	29,057	14,294	(68,059)	–
Realized gain (loss) on investments	(52,249)	560,935	(2,190,722)	(2,468,219)	86,363	3,874	2,185	–
Change in unrealized gain (loss) on investments	(3,026,762)	(2,092,936)	22,661,618	23,388,835	1,329,017	543,682	1,506,316	–
Reinvested capital gains	444,868	1,127,610	–	–	–	–	80,510	–

Net increase (decrease) in contract owners’ equity resulting from operations	279,276	2,537,627	17,983,410	19,194,440	1,444,437	561,850	1,520,952	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,378,165	8,082,250	3,468,084	20,038,798	1,279,548	2,522,852	1,296,890	–
Transfers between funds	(706,473)	(7,641,663)	(12,131,036)	(11,807,471)	7,826,571	4,061,456	14,202,611	–
Redemptions (note 3)	(7,172,572)	(7,782,150)	(15,222,208)	(13,457,626)	(406,752)	(61,772)	(126,430)	–
Annuity benefits	(2,737)	(759)	(672)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(150,224)	(189,330)	(401,719)	(402,759)	(6,612)	(1,106)	(1,507)	–
Adjustments to maintain reserves	5,829	42,036	63,049	(48,883)	2,467	52	1,545	–

Net equity transactions	(6,648,012)	(7,489,616)	(24,224,502)	(5,677,941)	8,695,222	6,521,482	15,373,109	–

Net change in contract owners’ equity	(6,368,736)	(4,951,989)	(6,241,092)	13,516,499	10,139,659	7,083,332	16,894,061	–
Contract owners’ equity beginning of period	100,989,172	105,941,161	254,008,204	240,491,705	7,083,332	–	–	–

Contract owners’ equity end of period	$94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	16,894,061	–

CHANGES IN UNITS:
Beginning units	8,199,654	8,824,865	30,602,270	31,339,819	652,179	–	–	–

Units purchased	695,643	1,133,060	1,066,061	3,469,502	880,760	682,141	1,402,769	–
Units redeemed	(1,236,094)	(1,758,271)	(3,929,863)	(4,207,051)	(111,294)	(29,962)	(24,626)	–

Ending units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	1,378,143	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRGrowth		WRHiInc		WRIntlGr		WRIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,027,541)	(3,296,693)	4,821,413	4,477,850	485,896	(423,312)	223,194	47,724
Realized gain (loss) on investments	(2,888,923)	(1,022,943)	(360,160)	(244,154)	785,153	(828,872)	138,918	74,703
Change in unrealized gain (loss) on investments	34,836,120	9,890,810	(3,537,984)	2,191,358	7,306,584	8,319,805	(380,361)	662,234
Reinvested capital gains	–	–	–	–	–	–	1,795,152	59,250

Net increase (decrease) in contract owners’ equity resulting from operations	27,919,656	5,571,174	923,269	6,425,054	8,577,633	7,067,621	1,776,903	843,911

Equity transactions:
Purchase payments received from contract owners (note 3)	4,415,912	38,607,576	2,211,745	9,333,358	1,073,563	7,269,031	1,066,797	1,724,080
Transfers between funds	(24,676,997)	(11,099,156)	(3,178,264)	1,774,807	(3,466,130)	(2,293,872)	12,272,977	6,288,918
Redemptions (note 3)	(18,497,968)	(16,184,275)	(5,597,726)	(4,052,795)	(4,243,628)	(3,410,390)	(693,502)	(916,228)
Annuity benefits	(1,834)	(386)	(2,356)	(582)	–	–	(132)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(532,005)	(486,473)	(129,068)	(104,142)	(130,354)	(99,232)	(12,425)	(25,484)
Adjustments to maintain reserves	51,260	(204,433)	8,375	30,684	16,043	169,681	5,438	757

Net equity transactions	(39,241,632)	10,632,853	(6,687,294)	6,981,330	(6,750,506)	1,635,218	12,639,153	7,072,043

Net change in contract owners’ equity	(11,321,976)	16,204,027	(5,764,025)	13,406,384	1,827,127	8,702,839	14,416,056	7,915,954
Contract owners’ equity beginning of period	317,813,066	301,609,039	84,271,727	70,865,343	63,897,239	55,194,400	7,915,954	–

Contract owners’ equity end of period	$306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239	22,332,010	7,915,954

CHANGES IN UNITS:
Beginning units	38,640,684	37,406,072	6,254,780	5,707,409	7,335,175	7,134,038	635,691	–

Units purchased	1,262,517	6,715,458	604,844	1,432,238	679,664	1,575,512	1,207,884	735,303
Units redeemed	(5,966,621)	(5,480,846)	(1,105,029)	(884,867)	(1,452,193)	(1,374,375)	(206,822)	(99,612)

Ending units	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175	1,636,753	635,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$766,327	667,576	(38,586)	(8,465)	(13,369)	–	249,864	(165,877)
Realized gain (loss) on investments	(48,160)	167,296	46,980	1,823	6,913	–	–	–
Change in unrealized gain (loss) on investments	(575,552)	(695,302)	595,664	286,657	179,207	–	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	142,615	139,570	604,058	280,015	172,751	–	249,864	(165,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	820,564	4,730,884	379,259	628,015	374,305	–	3,522,493	8,552,543
Transfers between funds	(2,052,144)	1,879,143	1,538,699	1,135,483	3,586,088	–	(2,041,361)	(5,660,857)
Redemptions (note 3)	(3,761,593)	(3,351,458)	(81,416)	(8,020)	(18,458)	–	(3,952,860)	(5,337,714)
Annuity benefits	(1,114)	(379)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(107,405)	(98,467)	(2,151)	(121)	(222)	–	(82,251)	(117,233)
Adjustments to maintain reserves	1,969	(8,795)	1,051	(101)	9,151	–	(1,585)	4,953

Net equity transactions	(5,099,723)	3,150,928	1,835,442	1,755,256	3,950,864	–	(2,555,564)	(2,558,308)

Net change in contract owners’ equity	(4,957,108)	3,290,498	2,439,500	2,035,271	4,123,615	–	(2,305,700)	(2,724,185)
Contract owners’ equity beginning of period	46,642,081	43,351,583	2,035,271	–	–	–	24,753,393	27,477,578

Contract owners’ equity end of period	$41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–	22,447,693	24,753,393

CHANGES IN UNITS:
Beginning units	4,015,932	3,743,944	184,067	–	–	–	2,454,823	2,707,827

Units purchased	437,591	1,333,781	200,690	196,135	372,676	–	1,288,786	2,947,323
Units redeemed	(877,753)	(1,061,793)	(45,413)	(12,068)	(8,941)	–	(1,544,788)	(3,200,327)

Ending units	3,575,770	4,015,932	339,344	184,067	363,735	–	2,198,821	2,454,823

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRMortSec		WRRealEstS		WRSciTech		WRSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$188,934	39,613	44,211	22,324	(1,601,534)	(1,408,887)	(2,030,432)	(1,963,573)
Realized gain (loss) on investments	(4,229)	698	138,439	1,875	1,505,738	189,527	5,909,852	1,315,125
Change in unrealized gain (loss) on investments	(158,320)	(63,475)	799,712	524,093	17,929,142	15,915,340	6,360,801	17,657,223
Reinvested capital gains	–	30,566	367,016	83,580	–	–	6,185,908	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,385	7,402	1,349,378	631,872	17,833,346	14,695,980	16,426,129	17,008,775

Equity transactions:
Purchase payments received from contract owners (note 3)	444,629	419,372	933,450	775,096	2,821,960	14,408,319	2,205,950	15,872,495
Transfers between funds	3,825,612	1,937,691	7,341,980	5,526,301	(3,215,343)	1,425,106	(11,796,466)	(2,549,505)
Redemptions (note 3)	(203,875)	(22,432)	(637,191)	(21,246)	(6,846,988)	(4,724,849)	(9,408,892)	(7,610,484)
Annuity benefits	(2,249)	(760)	(653)	–	(258)	–	(514)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,231)	(66)	(14,402)	(229)	(210,908)	(163,268)	(283,350)	(255,703)
Adjustments to maintain reserves	(1,086)	775	4,865	3,883	41,043	71,942	41,389	428,114

Net equity transactions	4,059,800	2,334,580	7,628,049	6,283,805	(7,410,494)	11,017,250	(19,241,883)	5,884,917

Net change in contract owners’ equity	4,086,185	2,341,982	8,977,427	6,915,677	10,422,852	25,713,230	(2,815,754)	22,893,692
Contract owners’ equity beginning of period	2,341,982	–	6,915,677	–	118,653,046	92,939,816	155,868,547	132,974,855

Contract owners’ equity end of period	$6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046	153,052,793	155,868,547

CHANGES IN UNITS:
Beginning units	226,204	–	541,343	–	12,706,625	11,425,184	13,698,218	13,190,389

Units purchased	468,888	236,924	769,691	552,930	791,562	2,640,650	492,850	2,841,162
Units redeemed	(76,391)	(10,720)	(171,613)	(11,587)	(1,556,580)	(1,359,209)	(2,121,919)	(2,333,333)

Ending units	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625	12,069,149	13,698,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRSmCpVal		WRValue		WFTrustOp
Investment activity:	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,468)	(26,693)	24,708	(265,251)	(2,572,676)	(2,661,540)
Realized gain (loss) on investments	95,619	2,965	3,557,467	388,352	5,493,299	(1,028,528)
Change in unrealized gain (loss) on investments	(1,405,621)	400,161	(6,405,564)	15,981,749	9,455,220	36,093,988
Reinvested capital gains	1,902,076	359,498	7,094,848	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	451,606	735,931	4,271,459	16,104,850	12,375,843	32,403,920

Equity transactions:
Purchase payments received from contract owners (note 3)	741,744	1,482,448	2,785,529	18,872,156	4,220,062	7,093,547
Transfers between funds	3,862,332	5,361,881	(4,468,709)	7,274,499	(19,996,931)	(10,196,833)
Redemptions (note 3)	(413,657)	(182,885)	(8,307,913)	(5,780,845)	(16,800,937)	(15,074,910)
Annuity benefits	–	–	(1,221)	(390)	(30,325)	(59,886)
Annual contract maintenance charges (note 2)	–	–	–	–	(3,541)	(3,658)
Contingent deferred sales charges (note 2)	(7,278)	(130)	(245,808)	(151,184)	(254,088)	(250,614)
Adjustments to maintain reserves	1,604	491	29,658	384,738	15,566	(164,592)

Net equity transactions	4,184,745	6,661,805	(10,208,464)	20,598,974	(32,850,194)	(18,656,946)

Net change in contract owners’ equity	4,636,351	7,397,736	(5,937,005)	36,703,824	(20,474,351)	13,746,974
Contract owners’ equity beginning of period	7,397,736	–	143,151,722	106,447,898	220,963,331	207,216,357

Contract owners’ equity end of period	$12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

CHANGES IN UNITS:
Beginning units	631,627	–	11,755,346	9,899,433	19,567,386	21,393,485

Units purchased	533,981	679,010	920,546	3,025,601	949,874	3,292,425
Units redeemed	(160,115)	(47,383)	(1,742,147)	(1,169,688)	(3,869,945)	(5,118,524)

Ending units	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

    AIM VIF – Basic Balanced Fund (AIMBal) (formerly AIM VIF – Balanced Fund)

    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)

    AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh)

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)

    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)

    AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq)

    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*

    AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)

    AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)

    Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)

        (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)

    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)

        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – International Fund – Class III (ASVPInt3)

    American Century VP – Mid Cap Value Fund Fund – Class II (ACVPMdCpV2)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Ultra® Fund – Class II (ACVPUltra2)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – Value Fund – Class II (ACVPVal2)

    American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);

    BB&T VIF – Captial Manager Equity Fund (BBTCapMgr)

        (formerly BB&T VIF – Captial Manager Aggressive Fund)

    BB&T VIF – Large Cap Value Fund (BBTLgCapV)

    BB&T VIF – Large Company Growth Fund (BBTLgCoGr)

    BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr)

        (formerly BB&T VIF – Capital Appreciation Fund)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus VIF – Developing Leaders Portfolio – Service SharesDryVIFDevLdS)*

    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

    Evergreen VAF – Evergreen VA Balanced Fund – Class 1 (EvBal)

        (formerly Evergreen VAF – Evergreen VA Foundation Fund – Class 1)*

    Evergreen VAF – Evergreen VA Blue Chip Fund (EvBlChp)*

    Evergreen VAF – Evergreen VA Capital Growth Fund (EvCapGr)*

    Evergreen VAF – Evergreen VA Equity Index Fund (EvEqInd)*

    Evergreen VAF – Evergreen VA Fund – Class 1 (EvFund)*

    Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1 (EvFdLrgCp)

        (formerly Evergreen VAF – Evergreen VA Growth And Income Fund – Class 1)*

    Evergreen VAF – Evergreen VA Global Leaders Fund (EvGlLd)*

    Evergreen VAF – Evergreen VA International Growth Fund – Class 1EvIntGr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen VAF – Evergreen VA Masters Fund (EvMast)*

    Evergreen VAF – Evergreen VA Omega Fund – Class 1 (EvOmega)*

    Evergreen VAF – Evergreen VA Special Equity Fund – Class 1 (EvSpEq)*

    Evergreen VAF – Evergreen VA Special Values Fund – Class 1 (EvSpVal)*

    Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 (EvStratInc)*

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

    Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)

    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)*

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)

    Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead)

    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)

    Gartmore GVIT Nationwide® Strategic Value Fund – Class I (GVITStVal)*

    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*

    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*

    Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal)

        (formerly Gartmore GVIT – Comstock Value Fund – Class I)

    Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanForty)

        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

    MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)

    MFS® VIT – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)

    Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus)

    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)

    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat)

    Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr)

    Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart)

    Neuberger Berman AMT – Regency Portfolio® – S Class (NBAMTRegS)
    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes)

Portfolios of the Oppenheimer Variable Annuity Funds;

    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)

    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)

    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)

    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)

    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)

    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)

    Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust (Putnam VT);

    Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

    Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)

    Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – International Magnum Portfolio – Class I (VKIntMag)*

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W & R Target Funds, Inc.;

    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)

    W & R Target Funds, Inc. – Bond Portfolio (WRBond)

    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)

    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)

    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)

        (formerly W & R Target Funds, Inc. – International Portfolio)

    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)

        (formerly W & R Target Funds, Inc. – International II Portfolio)

    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)

    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)

    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W & R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolios of the Wells Fargo Advantage Variable Trust;

    Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp)

        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

* At December 31, 2005, contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

National Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	1.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$39,681,348	1,292	–	851	299	–	–	67
1.00%	15,813,715	–	–	–	–	–	–	–
1.05%	3,059,252	–	–	–	–	–	–	–
1.10%	11,494,309	1,979	–	1,928	286	–	–	94
1.15%	5,999,772	643	–	21	688	–	–	–
1.20%	18,791,664	54	–	–	–	–	–	–
1.25%	3,194,761	1,148	4,025	128	–	186	1,872	–
1.30%	3,362,101	166	–	–	12	–	–	–
1.35%	3,975,896	410	–	176	–	–	–	29
1.40%	28,407,082	75	–	109	531	–	–	416
1.45%	9,814,567	–	–	–	–	–	–	–
1.50%	3,654,450	–	24,083	–	–	4,298	630	–
1.55%	12,691,102	1,776	–	1,677	–	–	–	1,618
1.60%	6,810,651	41	5,809	–	262	2,141	34	–
1.65%	4,268,304	–	32,328	–	–	3,371	923	–
1.70%	1,828,245	–	–	–	–	–	–	–
1.75%	2,151,244	33	8,517	–	3	1,412	567	–
1.80%	1,582,258	–	2,819	–	–	537	–	–
1.85%	2,336,049	–	–	–	–	–	–	–
1.90%	658,402	–	3,115	–	–	245	122	–
1.95%	1,353,470	–	23,536	–	–	5,562	–	–
2.00%	1,387,851	537	56	–	–	–	–	–
2.05%	1,607,034	1,457	6,793	1,036	–	3,267	570	–
2.10%	916,283	–	16,305	–	–	1,678	44	–
2.15%	299,470	–	3,573	–	–	609	7	–
2.20%	852,490	–	7,459	–	–	3,720	104	–
2.25%	173,720	–	–	–	–	37	–	–
2.30%	131,845	–	–	–	–	–	–	–
2.35%	46,683	–	–	–	–	236	–	–
2.40%	218,417	–	–	–	–	–	–	–
2.45%	96,351	–	164	–	–	364	6	–
2.50%	114,368	–	3,507	–	–	114	–	–
2.55%	19,350	–	–	–	–	–	–	–
2.60%	164,344	–	7,877	–	–	116	–	–
2.65%	4,930	–	–	–	–	–	–	–
2.70%	2,825	–	–	–	–	–	–	–
2.85%	390	–	–	–	–	–	–	–

Totals	$186,964,993	9,611	149,966	5,926	2,081	27,893	4,879	2,224

	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
0.95%	$512	–	–	–	–	703,495	–	146,462
1.00%	–	–	–	–	–	308,155	–	52,959
1.05%	–	–	–	–	–	63,293	–	15,067
1.10%	646	–	–	–	–	150,644	–	40,773
1.15%	333	–	–	–	–	69,853	–	28,287
1.20%	–	–	–	–	–	307,698	–	174,757
1.25%	429	–	–	–	79	47,609	–	16,621
1.30%	–	–	–	–	–	59,815	–	14,626
1.35%	422	–	–	–	–	60,342	–	24,966
1.40%	519	–	–	–	–	388,861	–	130,594
1.45%	–	–	–	–	–	130,329	–	44,903
1.50%	–	4,674	14,589	8,834	15,564	45,343	24,014	8,399
1.55%	2,960	–	–	–	–	145,007	–	51,922
1.60%	–	1,401	9,422	2,373	2,603	67,994	2,177	23,815
1.65%	–	6,758	13,629	20,769	21,480	69,365	11,603	28,795
1.70%	–	–	–	–	–	20,588	–	4,077
1.75%	–	473	3,523	1,455	5,050	29,858	1,734	5,597
1.80%	–	446	1,689	2,051	2,443	26,968	695	6,128
1.85%	–	–	–	–	–	20,176	–	12,495
1.90%	–	447	60	423	2,362	12,423	1,114	304
1.95%	–	4,384	9,764	15,007	14,673	5,265	4,075	5,102
2.00%	–	–	–	1	809	15,231	544	2,344
2.05%	–	7,148	7,624	5,173	13,770	17,535	5,549	2,891
2.10%	–	2,784	6,269	6,019	13,180	3,456	26,079	3,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
2.15%	–	112	404	–	2,117	1,289	386	563
2.20%	–	1,501	6,024	2,079	7,918	2,598	10,047	3,022
2.25%	–	–	–	–	–	372	–	912
2.30%	–	–	–	–	–	142	–	737
2.35%	–	108	954	313	1,794	21	967	163
2.40%	–	–	–	–	–	1,025	–	–
2.45%	–	1,871	920	181	1,155	391	–	301
2.50%	–	110	2,337	1,037	1,318	354	959	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	535	2,752	689	1,695	894	1,450	38
2.65%	–	–	–	–	–	7	–	–
2.70%	–	–	–	–	–	303	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,821	32,752	79,960	66,404	108,010	2,776,699	91,393	850,929

	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
0.95%	$362,358	191,044	–	49,114	–	1,338,151	–	–
1.00%	188,132	55,522	–	12,840	–	453,707	–	–
1.05%	33,287	14,003	–	2,938	–	90,894	–	–
1.10%	38,347	45,084	–	10,304	–	384,933	–	–
1.15%	16,624	27,127	–	9,468	–	199,943	–	–
1.20%	157,401	125,122	–	35,370	–	772,935	–	–
1.25%	18,683	11,988	194	4,463	–	113,031	–	3
1.30%	33,001	11,682	–	1,748	–	184,121	–	–
1.35%	15,492	22,452	–	4,396	–	172,863	–	–
1.40%	119,605	113,446	–	38,126	–	985,786	–	–
1.45%	81,243	25,514	–	11,204	–	354,097	–	–
1.50%	24,708	10,271	–	2,194	17,652	96,019	46,292	–
1.55%	34,546	32,716	–	16,216	–	474,654	–	–
1.60%	12,026	26,929	–	7,007	1,218	189,983	7,113	–
1.65%	18,835	20,974	–	6,595	8,978	139,059	15,843	–
1.70%	3,560	7,680	–	602	–	60,548	–	–
1.75%	4,225	7,256	–	1,691	2,930	76,652	5,564	–
1.80%	3,272	8,550	–	1,531	480	54,325	8,950	–
1.85%	5,181	9,811	–	3,680	–	93,358	–	–
1.90%	1,349	919	–	986	345	16,940	8,259	–
1.95%	7,645	3,224	–	439	6,560	11,653	19,639	–
2.00%	1,208	2,109	–	165	1,093	53,555	3,615	–
2.05%	3,705	10,272	–	192	3,703	49,633	13,157	–
2.10%	295	649	–	795	4,437	8,617	11,792	–
2.15%	78	926	–	442	182	14,700	1,748	–
2.20%	850	1,696	–	338	4,277	17,940	8,793	–
2.25%	–	393	46	36	–	4,014	–	5
2.30%	12	382	–	–	–	7,759	–	–
2.35%	–	21	–	–	74	–	2,175	–
2.40%	–	1,569	–	–	–	11,684	–	–
2.45%	–	–	–	–	216	3,360	2,995	–
2.50%	–	–	–	–	242	627	768	–
2.55%	–	–	–	–	–	1,765	–	–
2.60%	–	702	–	127	335	1,891	3,254	–
2.65%	–	–	–	–	–	241	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,185,668	790,033	240	223,007	52,722	6,439,438	159,957	8

	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
0.95%	$1,769	9,230	2,858	7,881	21,814	46,366	66,565	–
1.00%	–	–	–	–	8,059	25,119	33,531	–
1.05%	–	36	32	87	3,724	6,093	12,141	–
1.10%	3,792	7,811	3,105	4,856	663	868	1,685	–
1.15%	2,859	3,972	308	800	31	77	356	–
1.20%	14	186	–	137	3,096	5,162	18,230	–
1.25%	327	1,209	907	713	67	1,032	1,946	–
1.30%	517	1,187	917	936	74	599	2,936	–
1.35%	449	1,607	512	981	–	205	161	–
1.40%	251	8,169	2,483	5,082	32	114	6,371	–
1.45%	1,440	840	968	1,033	–	90	3,393	–
1.50%	74	76	67	75	–	769	2,051	4,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
1.55%	1,515	7,571	2,070	1,993	–	–	131	–
1.60%	3,897	2,422	2,414	4,034	–	32	635	2,408
1.65%	2,780	390	40	718	5	234	341	2,088
1.70%	6,697	58	53	24	–	–	63	–
1.75%	6	39	177	283	–	–	78	2,410
1.80%	–	–	25	–	–	–	499	244
1.85%	–	1,262	4,918	5,925	–	–	97	–
1.90%	–	1,973	–	3,286	–	–	28	233
1.95%	–	–	–	–	–	–	–	3,608
2.00%	–	625	583	–	–	–	14	474
2.05%	–	–	2,483	1,099	–	–	–	2,067
2.10%	–	–	–	–	–	–	20	2,101
2.15%	–	–	–	–	–	–	–	365
2.20%	–	–	–	–	–	–	–	5,730
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	9	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	318
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	1,164
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$26,387	48,663	24,920	39,943	37,565	86,760	151,281	27,547

	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
0.95%	$170,101	–	394,203	3,142,151	500,210	–	722	923
1.00%	62,759	–	179,773	1,588,006	226,721	–	–	–
1.05%	13,487	–	36,961	293,858	56,154	–	–	–
1.10%	40,219	–	120,286	598,121	100,613	–	302	645
1.15%	31,240	–	34,831	330,882	54,331	–	–	89
1.20%	79,343	–	133,597	1,212,466	219,972	–	–	–
1.25%	17,506	–	19,255	172,935	34,813	–	20	–
1.30%	15,068	–	24,537	271,368	44,857	–	–	–
1.35%	31,068	–	16,697	262,940	43,129	–	179	–
1.40%	114,273	–	162,243	1,352,916	219,536	–	333	1,835
1.45%	31,226	–	96,594	554,536	47,651	–	–	–
1.50%	9,545	1,092	16,535	125,494	22,187	9,970	–	–
1.55%	36,651	–	34,088	483,373	72,938	–	821	2,015
1.60%	26,787	60	16,866	253,276	40,169	6,596	–	–
1.65%	12,946	1,393	25,348	135,993	30,783	7,718	–	–
1.70%	7,306	–	8,442	134,901	9,151	–	–	–
1.75%	5,677	145	4,609	80,080	9,248	3,246	–	–
1.80%	4,271	–	4,148	68,570	11,037	834	–	–
1.85%	9,493	–	6,578	63,029	8,559	–	4,559	–
1.90%	3,915	32	1,431	25,599	3,932	902	–	–
1.95%	2,232	678	4,403	32,376	2,160	5,617	–	–
2.00%	10,287	–	3,447	36,689	3,360	–	–	–
2.05%	7,652	442	3,521	62,899	8,695	16,984	–	–
2.10%	288	1,338	1,093	6,915	1,873	4,876	–	–
2.15%	3,876	132	337	14,589	2,418	129	–	–
2.20%	1,020	69	898	13,743	938	6,054	–	–
2.25%	841	–	1,212	2,189	1,195	–	–	–
2.30%	3,219	–	142	4,480	143	–	–	–
2.35%	454	–	71	348	31	309	–	–
2.40%	7,460	–	65	148	405	–	–	–
2.45%	93	551	33	349	27	2,876	–	–
2.50%	–	–	–	–	–	1,284	–	–
2.55%	771	–	–	–	–	–	–	–
2.60%	–	214	–	–	1,321	539	–	–
2.65%	171	–	–	84	–	–	–	–
2.70%	–	–	99	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$761,245	6,146	1,352,343	11,325,303	1,778,557	67,934	6,936	5,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
0.95%	$–	–	–	844,416	–	2,390,223	–	1,478,622
1.00%	–	–	–	212,385	–	1,059,972	–	842,422
1.05%	–	–	–	45,204	–	225,468	–	141,208
1.10%	–	–	–	248,678	–	517,808	–	297,087
1.15%	–	–	–	150,988	–	272,982	–	137,607
1.20%	–	–	–	515,696	–	1,146,310	–	796,479
1.25%	–	–	–	83,019	–	167,115	–	107,915
1.30%	–	–	–	95,381	–	172,231	–	175,898
1.35%	–	–	–	138,478	–	297,302	–	170,099
1.40%	–	–	–	679,328	–	1,481,358	–	944,911
1.45%	–	–	–	171,050	–	501,776	–	448,580
1.50%	2,537	1,979	14,928	71,933	43,542	131,572	62,872	96,535
1.55%	–	–	–	321,189	–	565,291	–	247,018
1.60%	54	4,493	4,405	203,082	11,632	284,156	20,683	105,784
1.65%	1,524	644	14,781	79,271	27,812	184,364	35,275	124,958
1.70%	–	–	–	69,730	–	68,185	–	111,378
1.75%	608	118	5,032	91,765	9,600	97,804	17,755	40,020
1.80%	106	360	1,166	34,320	2,242	78,697	10,857	33,211
1.85%	–	–	–	54,658	–	100,521	–	30,656
1.90%	–	731	851	16,342	3,118	15,080	11,257	17,479
1.95%	1,764	5,961	7,644	8,191	25,784	20,135	33,676	10,213
2.00%	–	–	243	32,319	229	34,746	657	26,481
2.05%	805	2,409	9,240	40,650	13,565	60,462	13,747	17,286
2.10%	796	1,163	26,272	3,265	21,435	1,874	38,825	3,963
2.15%	–	–	5,268	4,300	2,767	5,680	893	6,350
2.20%	2,111	2,545	6,670	10,857	18,086	20,057	19,942	5,594
2.25%	–	–	–	2,266	–	3,355	–	1,011
2.30%	–	–	–	1,795	–	2,077	–	328
2.35%	1,583	–	1,091	63	878	24	754	80
2.40%	–	–	–	1,055	–	667	–	42
2.45%	–	–	1,247	70	1,387	2,620	2,804	–
2.50%	–	–	7,046	708	1,652	–	4,527	80
2.55%	–	–	–	–	–	737	–	–
2.60%	459	316	1,223	3,738	7,067	1,484	9,097	1,301
2.65%	–	–	–	94	–	22	–	28
2.70%	–	–	–	389	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$12,347	20,719	107,107	4,236,673	190,796	9,912,155	283,621	6,420,624

	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
0.95%	$–	710,346	224,345	–	283,100	2,390,160	–	110,798
1.00%	–	304,044	99,765	–	67,892	1,137,449	–	54,500
1.05%	–	79,098	23,112	–	11,733	192,218	–	10,785
1.10%	–	136,573	18,492	–	43,304	461,797	–	32,607
1.15%	–	61,251	10,093	–	36,954	237,250	–	11,580
1.20%	–	379,975	107,259	–	163,040	1,192,618	–	56,080
1.25%	–	42,578	17,628	–	15,193	137,252	–	10,472
1.30%	–	61,556	14,853	–	26,806	216,712	–	11,169
1.35%	–	61,904	10,671	–	31,309	205,411	–	13,011
1.40%	–	384,647	70,995	–	152,853	1,351,269	–	69,429
1.45%	–	154,066	47,854	–	35,925	581,912	–	21,430
1.50%	19,043	38,983	8,560	23,331	9,587	140,644	61,703	6,460
1.55%	–	131,508	14,995	–	47,676	425,990	–	19,305
1.60%	10,197	58,695	4,381	6,726	27,337	204,440	15,107	30,795
1.65%	13,425	38,460	5,606	20,845	21,110	160,178	37,664	7,067
1.70%	–	23,050	3,388	–	8,246	54,496	–	1,265
1.75%	7,210	47,692	3,058	8,116	9,631	93,258	19,258	8,832
1.80%	3,248	14,314	3,393	2,215	7,417	76,991	6,780	5,691
1.85%	–	18,923	4,669	–	11,754	91,662	–	6,445
1.90%	1,573	2,573	1,254	5,025	3,222	25,619	8,427	1,748
1.95%	7,520	6,194	1,132	26,935	410	21,652	49,978	742
2.00%	544	17,463	2,568	1,733	3,569	53,891	2,359	4,366
2.05%	13,600	9,472	2,321	16,656	5,068	41,383	24,915	3,094
2.10%	9,927	1,968	958	19,096	1,249	9,773	32,072	1,239
2.15%	18	5,143	–	410	1,168	11,682	1,310	1,430
2.20%	9,239	7,829	828	14,120	1,306	8,287	25,576	30
2.25%	–	164	36	–	470	4,888	–	499
2.30%	–	858	–	–	1,788	7,450	–	6

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
2.35%	112	–	–	745	115	179	2,294	–
2.40%	–	32	–	–	3,209	19,219	–	396
2.45%	4,012	41	–	3,061	43	984	942	–
2.50%	1,616	–	–	2,149	–	1,522	2,124	–
2.55%	–	219	–	–	152	1,689	–	–
2.60%	2,982	–	–	1,842	798	2,553	3,939	–
2.65%	–	22	–	–	37	321	–	–
2.70%	–	–	–	–	–	332	–	–
2.85%	–	–	–	–	–	14	–	–

Totals	$104,266	2,799,641	702,214	153,005	1,033,471	9,563,145	294,448	501,271

	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPNtRsS2
0.95%	$295,277	–	118,768	–	–	–	–	–
1.00%	204,352	–	42,180	–	–	–	–	–
1.05%	38,342	–	6,622	–	–	–	–	–
1.10%	22,667	–	25,255	–	–	–	–	–
1.15%	7,459	–	18,500	–	–	–	–	–
1.20%	84,015	–	62,330	–	–	–	–	–
1.25%	11,435	3,755	11,940	–	26	1	1	87
1.30%	15,038	–	10,877	–	–	–	–	–
1.35%	9,216	–	14,638	–	–	–	–	–
1.40%	70,553	–	87,527	–	–	–	–	–
1.45%	35,596	–	69,523	–	–	–	–	–
1.50%	8,900	38,825	4,159	10,679	–	–	–	–
1.55%	23,738	–	25,101	–	–	–	–	–
1.60%	8,462	14,243	19,666	2,585	–	–	–	–
1.65%	11,451	22,466	8,623	2,532	–	–	–	–
1.70%	5,280	–	9,078	–	–	–	–	–
1.75%	3,285	9,945	6,911	3,286	–	–	–	–
1.80%	1,700	3,487	2,657	1,378	–	–	–	–
1.85%	4,425	–	7,966	–	–	–	–	–
1.90%	1,359	5,548	313	1,284	–	–	–	–
1.95%	1,299	27,565	458	8,266	–	–	–	–
2.00%	1,103	3,053	3,333	41	–	–	–	–
2.05%	1,388	24,522	1,301	3,552	–	–	–	–
2.10%	164	21,513	3,863	7,231	–	–	–	–
2.15%	1,810	1,067	1,554	1,116	–	–	–	–
2.20%	542	15,395	2,290	2,596	–	–	–	–
2.25%	14	571	897	–	–	–	–	–
2.30%	14	–	1,111	–	–	–	–	–
2.35%	18	1,196	–	219	–	–	–	–
2.40%	–	–	3,205	–	–	–	–	–
2.45%	–	3,032	148	197	–	–	–	–
2.50%	–	5,146	189	1,213	–	–	–	–
2.55%	–	–	149	–	–	–	–	–
2.60%	–	1,701	–	1,403	–	–	–	–
2.65%	–	–	49	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$868,902	203,030	571,181	47,578	26	1	1	87

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.95%	$355	1,301	–	–	–	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	3	–	–	–	–	–	–
1.10%	120	4,247	–	–	–	–	–	–
1.15%	1,529	1,790	–	–	–	–	–	–
1.20%	133	1,374	–	–	–	–	–	–
1.25%	–	37	7,433	4,159	341	1,238	1,801	206
1.30%	–	147	–	–	–	–	–	–
1.35%	–	302	–	–	–	–	–	–
1.40%	1,493	2,612	–	–	–	–	–	–
1.45%	–	418	–	–	–	–	–	–
1.50%	365	298	–	–	–	–	–	–
1.55%	598	2,951	–	–	–	–	–	–
1.60%	196	512	–	–	–	–	–	–
1.65%	300	808	–	–	–	–	–	–
1.70%	2,347	1,740	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.75%	–	1,894	–	–	–	–	–	–
1.80%	–	5	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	141	–	–	–	–	–	–
2.00%	53	853	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	681	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$7,489	21,433	8,114	4,159	341	1,238	1,801	206

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
0.95%	$–	143,470	–	769,178	14,023	174,050	–	438,778
1.00%	–	53,526	–	302,716	2,852	59,891	–	183,316
1.05%	–	8,679	–	51,093	367	7,905	–	39,813
1.10%	–	20,572	–	213,868	4,821	34,181	–	105,982
1.15%	–	20,392	–	128,239	1,400	29,316	–	64,077
1.20%	–	107,834	–	425,964	1,994	88,983	–	250,546
1.25%	53	4,766	4,047	60,443	1,647	14,743	–	34,641
1.30%	–	15,879	–	70,066	627	18,012	–	52,552
1.35%	–	17,433	–	102,161	557	24,287	–	51,968
1.40%	–	99,672	–	577,427	5,148	100,072	–	277,227
1.45%	–	23,447	–	241,913	2,536	61,792	–	78,831
1.50%	–	8,107	1,553	54,038	603	9,732	1,121	24,370
1.55%	–	26,664	–	266,571	3,173	36,699	–	117,619
1.60%	–	13,749	2,138	112,082	996	25,787	235	48,198
1.65%	–	9,643	1,224	76,929	633	15,099	684	26,913
1.70%	–	4,633	–	32,242	849	6,804	–	30,462
1.75%	–	4,432	1,504	43,950	963	11,714	144	32,638
1.80%	–	3,700	–	33,404	1,187	7,358	–	24,994
1.85%	–	7,267	–	70,804	1,141	16,636	–	30,329
1.90%	–	1,686	291	12,855	39	3,376	919	6,089
1.95%	–	729	638	8,822	–	2,867	259	3,400
2.00%	–	3,040	547	40,302	252	4,810	226	12,079
2.05%	–	4,943	1,594	39,177	689	4,041	622	7,194
2.10%	–	270	585	4,393	315	827	509	2,147
2.15%	–	1,754	14	7,497	27	470	325	4,252
2.20%	–	1,312	274	15,119	–	906	1,062	1,567
2.25%	–	311	–	3,428	–	1,416	–	390
2.30%	–	1,280	–	7,099	–	1,202	–	2,721
2.35%	–	–	26	495	–	1,415	–	–
2.40%	–	3,115	–	16,826	–	361	–	6,553
2.45%	–	52	216	2,532	–	163	4	52
2.50%	–	–	–	–	–	–	–	392
2.55%	–	219	–	1,477	–	–	–	537
2.60%	–	–	–	–	–	–	–	–
2.65%	–	121	–	318	–	–	–	143
2.70%	–	–	–	144	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$53	612,697	14,651	3,793,572	46,839	764,915	6,110	1,960,770

	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$32,544	–	20,722	–	74,338	4,962	25,480	–
1.00%	10,290	–	6,689	–	33,545	3,785	9,705	–
1.05%	1,672	–	1,946	–	4,927	182	976	–
1.10%	8,007	–	4,942	–	16,154	2,199	7,170	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
1.15%	3,598	–	3,511	–	19,146	504	3,627	–
1.20%	66,767	–	12,216	–	38,379	4,631	14,675	–
1.25%	5,678	492	916	1,312	2,459	487	1,797	906
1.30%	2,680	–	1,657	–	5,060	310	1,993	–
1.35%	4,358	–	1,186	–	9,012	225	2,579	–
1.40%	25,167	–	19,135	–	56,999	6,145	19,571	–
1.45%	8,888	–	2,865	–	34,402	1,855	10,148	–
1.50%	2,202	–	458	–	9,171	443	1,288	–
1.55%	11,879	–	7,207	–	39,284	3,243	10,492	–
1.60%	4,622	–	3,529	–	10,512	597	5,723	–
1.65%	1,770	–	1,434	–	11,022	202	3,355	–
1.70%	11,292	–	849	–	3,951	283	1,152	–
1.75%	1,216	–	1,641	–	8,162	168	1,709	–
1.80%	1,842	–	737	–	5,690	282	2,138	–
1.85%	2,842	–	700	–	3,340	416	2,449	–
1.90%	1,788	–	1,019	–	2,791	137	153	–
1.95%	744	–	1,745	–	5,194	11	1,139	–
2.00%	5,481	–	2,517	–	2,408	197	1,140	–
2.05%	1,450	–	1,120	–	5,616	40	1,465	–
2.10%	65	–	29	–	1,797	11	232	–
2.15%	2,973	–	10	–	218	–	668	–
2.20%	117	–	124	–	2,639	188	92	–
2.25%	291	–	307	–	348	–	83	–
2.30%	3,594	–	–	–	1,795	–	–	–
2.35%	–	–	383	–	2,098	–	59	–
2.40%	8,873	–	–	–	148	–	35	–
2.45%	–	–	–	–	332	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	860	–	–	–	247	–	–	–
2.60%	–	–	40	–	2,579	–	–	–
2.65%	166	–	–	–	31	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$233,716	492	99,634	1,312	413,794	31,503	131,093	906

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$59,123	1,803,143	–	343,336	128,833	225,773	786,463	400,683
1.00%	32,444	796,185	–	190,252	29,746	51,917	273,216	111,201
1.05%	4,758	172,238	–	41,654	11,050	6,809	51,993	13,876
1.10%	6,575	408,568	–	37,344	39,639	70,518	341,044	189,652
1.15%	11,834	215,621	–	19,376	42,169	48,432	259,958	175,840
1.20%	21,461	744,875	–	51,709	75,764	168,903	427,691	211,460
1.25%	826	109,357	–	10,381	67,983	30,086	222,816	97,592
1.30%	3,048	107,708	–	28,195	8,020	21,937	75,962	24,166
1.35%	6,004	158,091	–	9,112	20,865	34,104	113,246	83,124
1.40%	61,869	1,082,149	–	61,220	115,062	197,417	910,327	523,342
1.45%	22,773	281,126	–	28,026	35,645	40,316	227,930	121,858
1.50%	1,629	105,737	63,340	4,801	21,258	56,265	202,593	103,885
1.55%	23,500	514,497	–	21,937	52,823	119,714	357,767	184,085
1.60%	7,048	202,399	12,016	4,303	33,617	112,923	328,816	211,778
1.65%	2,885	116,946	50,413	5,872	48,562	52,320	171,198	127,567
1.70%	1,024	62,467	–	3,803	10,186	12,275	73,624	37,255
1.75%	2,912	91,976	10,700	2,860	18,931	37,760	213,039	86,410
1.80%	936	67,041	5,446	1,402	20,593	7,983	60,062	32,777
1.85%	9,775	64,359	–	4,224	15,563	24,928	123,040	77,458
1.90%	1,109	15,347	8,188	102	2,787	293	14,731	28,476
1.95%	1,110	15,818	46,360	57	41,596	10,561	80,023	55,676
2.00%	7,940	54,937	532	2,303	11,769	15,872	49,124	77,531
2.05%	1,546	51,709	22,428	357	25,260	29,883	110,655	42,313
2.10%	331	6,814	44,876	300	9,272	17,386	94,641	48,592
2.15%	100	4,431	1,306	654	2,770	4,126	20,205	18,446
2.20%	706	5,089	25,540	413	25,241	8,355	82,477	70,082
2.25%	887	5,031	–	425	869	3,322	19,857	19,277
2.30%	104	2,683	–	51	5,750	179	3,688	7,921
2.35%	–	12	656	12	–	239	6,516	1,156
2.40%	193	808	–	–	8,020	597	3,445	7,845
2.45%	–	1,901	3,504	231	1,710	76	3,954	2,654
2.50%	–	4	1,894	2	–	95	18,229	4,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
2.55%	1	198	–	–	872	–	84	648
2.60%	–	97	6,617	–	15,807	5,342	5,141	12,105
2.65%	–	–	–	–	227	79	107	222
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	336

Totals	$294,451	7,269,362	303,816	874,714	948,259	1,416,785	5,733,662	3,212,213

	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
0.95%	$345,370	3,500	31,036	418,573	234,038	1,494,025	1,607,887	–
1.00%	101,369	717	9,734	186,720	97,905	623,504	873,606	–
1.05%	17,391	391	2,085	38,761	18,925	156,641	136,681	–
1.10%	159,606	430	5,646	91,395	55,921	263,434	227,678	–
1.15%	106,412	429	4,700	47,931	30,974	135,517	74,049	–
1.20%	185,222	924	18,201	216,422	146,139	980,598	255,423	–
1.25%	85,801	370	1,859	22,558	18,697	110,135	52,499	–
1.30%	33,819	307	1,777	40,374	33,335	144,463	45,201	–
1.35%	41,645	405	5,786	48,499	22,194	189,987	50,203	–
1.40%	354,981	3,072	28,914	277,096	167,721	1,098,835	452,592	–
1.45%	69,192	88	10,480	105,998	84,716	439,586	216,011	–
1.50%	107,707	170	3,645	24,107	20,212	138,793	47,039	7,063
1.55%	175,034	1,120	7,785	118,567	67,051	423,322	127,978	–
1.60%	175,916	1,626	4,288	38,158	30,599	200,926	43,874	1,744
1.65%	69,650	151	4,958	24,397	16,689	127,757	43,241	4,822
1.70%	34,107	–	2,424	11,164	8,009	61,159	24,977	–
1.75%	87,666	–	1,641	18,032	6,272	56,606	12,802	1,666
1.80%	38,176	208	1,821	9,192	10,471	45,012	9,824	1,197
1.85%	39,917	485	3,349	15,225	14,398	60,003	22,110	–
1.90%	5,610	2	114	2,138	4,691	13,031	5,001	745
1.95%	17,336	–	–	4,862	2,178	21,848	4,386	2,575
2.00%	17,187	–	2,296	6,635	9,178	25,852	9,559	–
2.05%	33,314	–	632	5,183	7,155	30,423	5,327	2,522
2.10%	32,544	15	349	760	1,918	23,491	3,065	2,114
2.15%	18,936	–	465	2,410	2,410	7,715	2,905	–
2.20%	42,961	–	111	1,741	876	27,040	2,179	5,121
2.25%	3,917	–	120	231	1,904	1,649	1,263	–
2.30%	1,730	–	1,030	472	1,123	2,164	1,186	–
2.35%	237	–	–	58	30	397	59	–
2.40%	598	–	3,018	291	2,717	–	366	–
2.45%	2,272	–	–	–	64	807	–	587
2.50%	11,509	–	–	–	–	5	61	15,257
2.55%	–	–	343	–	247	–	1	–
2.60%	9,528	–	–	29	–	929	–	391
2.65%	84	–	–	57	52	–	26	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,426,744	14,410	158,607	1,778,036	1,118,809	6,905,654	4,359,059	45,804

	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.95%	$–	28,478	204,591	–	1,270,538	–	1,080,084	–
1.00%	–	14,395	71,131	–	403,999	–	422,909	–
1.05%	–	1,306	10,109	–	85,219	–	72,012	–
1.10%	–	3,113	73,184	–	298,442	–	202,684	–
1.15%	–	3,195	36,524	–	134,149	–	105,280	–
1.20%	–	12,385	136,167	–	547,361	–	502,724	–
1.25%	47	3,586	21,276	–	80,864	–	68,430	–
1.30%	–	2,198	29,964	–	91,434	–	98,133	–
1.35%	–	5,012	32,342	–	128,454	–	86,072	–
1.40%	–	20,090	191,599	–	722,781	–	547,319	–
1.45%	–	6,173	85,213	–	288,577	–	211,603	–
1.50%	–	4,606	19,561	10,275	60,586	15,790	52,050	16,630
1.55%	–	7,513	79,332	–	316,616	–	166,108	–
1.60%	–	7,009	40,765	662	134,561	2,973	85,708	9,087
1.65%	–	4,633	27,938	4,290	102,907	11,509	96,139	5,812
1.70%	–	1,271	19,741	–	55,809	–	30,803	–
1.75%	–	726	12,392	2,222	60,854	2,564	31,700	3,189
1.80%	–	928	10,256	387	38,957	436	33,896	5,236
1.85%	–	4,750	13,340	–	68,479	–	64,598	–
1.90%	–	450	3,381	484	15,038	1,301	8,114	5,279
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	–	295	1,616	5,502	19,858	6,501	10,374	9,292
2.00%	–	1,692	11,710	20	73,954	136	15,405	2,127
2.05%	–	811	7,628	3,496	34,454	5,141	24,296	7,843
2.10%	–	174	2,250	4,777	5,364	7,495	2,954	7,373
2.15%	–	2,019	1,264	167	5,744	1,014	3,015	268
2.20%	–	915	2,936	1,510	19,985	5,037	4,172	9,604
2.25%	–	488	868	–	3,722	–	1,335	–
2.30%	–	4,119	147	–	3,032	–	2,756	–
2.35%	–	–	55	915	71	131	–	–
2.40%	–	9,444	307	–	1,355	–	6,002	–
2.45%	–	–	–	186	2,031	102	98	2,309
2.50%	–	–	–	–	–	126	153	1,704
2.55%	–	984	–	–	293	–	552	–
2.60%	–	–	–	482	–	891	–	2,099
2.65%	–	293	56	–	57	–	128	–
2.70%	–	–	–	–	–	–	152	–
2.85%	–	–	–	–	11	–	–	–

Totals	$47	153,051	1,147,643	35,375	5,075,556	61,147	4,037,758	87,852

	GVITTGroFoc	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	60,330	512,217	212,451	85,392	22,040	–
1.00%	–	–	32,416	199,876	114,598	37,032	9,952	–
1.05%	–	–	2,397	45,610	19,700	10,483	840	–
1.10%	–	–	16,480	94,640	34,110	8,951	3,189	–
1.15%	–	–	8,826	44,825	36,476	2,919	2,601	–
1.20%	–	–	30,720	250,050	175,723	22,830	11,875	–
1.25%	–	3,191	3,048	27,043	25,155	4,801	1,617	1,038
1.30%	–	–	6,132	42,081	17,863	10,350	4,089	–
1.35%	–	–	7,056	49,655	32,375	3,383	4,308	–
1.40%	–	–	37,408	312,436	141,555	25,109	16,837	–
1.45%	–	–	14,976	112,266	115,346	9,054	8,688	–
1.50%	–	–	10,326	42,222	29,286	1,588	492	–
1.55%	–	–	14,348	100,032	60,481	6,885	4,740	–
1.60%	–	–	12,674	46,688	36,085	1,974	2,644	–
1.65%	–	–	8,296	50,276	54,245	2,248	2,344	–
1.70%	–	–	2,212	18,914	8,086	215	3,883	–
1.75%	–	–	5,222	24,718	9,853	609	925	–
1.80%	–	–	2,542	13,604	12,064	2,828	1,145	–
1.85%	–	–	1,811	16,614	5,846	2,178	1,066	–
1.90%	–	–	1,239	4,756	2,571	194	120	–
1.95%	–	–	3,905	19,874	2,168	11	193	–
2.00%	–	–	6,074	14,439	3,745	71	781	–
2.05%	–	–	4,264	21,113	2,846	1,536	184	–
2.10%	–	–	819	8,271	1,082	379	222	–
2.15%	–	–	942	8,443	353	–	135	–
2.20%	–	–	935	12,447	1,405	925	65	–
2.25%	–	163	176	906	1,031	15	10	–
2.30%	–	–	1,353	6,442	392	–	218	–
2.35%	–	–	–	1,066	–	23	–	–
2.40%	–	–	2,667	12,831	–	–	20	–
2.45%	–	–	–	2,770	41	–	–	–
2.50%	–	–	–	858	–	186	–	–
2.55%	–	–	217	940	–	–	–	–
2.60%	–	–	1,252	2,476	907	–	–	–
2.65%	–	–	117	282	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$–	3,354	301,180	2,121,681	1,157,839	242,169	105,223	1,038

	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
0.95%	$466,166	34,967	98,465	124,409	252,595	17,704	152,682	–
1.00%	228,609	14,120	53,429	46,251	133,580	2,949	52,938	–
1.05%	29,166	3,078	7,679	10,426	13,117	474	9,534	–
1.10%	109,033	13,255	17,858	55,803	61,538	666	23,540	–
1.15%	53,903	7,388	9,970	25,774	33,201	344	15,030	–
1.20%	373,045	29,785	67,972	116,306	217,106	8,238	89,134	–
1.25%	49,679	9,401	8,399	23,368	22,641	384	14,696	3,268
1.30%	108,321	4,759	13,401	13,260	37,256	171	23,497	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
1.35%	55,472	8,368	6,095	27,670	17,736	1,160	14,023	–
1.40%	576,218	40,993	121,295	143,419	282,850	15,348	91,862	–
1.45%	349,548	16,740	80,612	56,844	199,069	3,819	34,631	–
1.50%	62,357	3,028	14,989	14,625	44,628	778	7,007	–
1.55%	167,183	16,517	20,310	40,865	61,853	1,901	29,457	–
1.60%	65,818	5,678	9,596	27,681	22,751	1,109	11,463	–
1.65%	82,609	10,315	12,672	27,035	26,071	883	10,025	–
1.70%	33,332	6,052	4,631	20,623	16,197	126	4,477	–
1.75%	17,371	1,517	633	11,546	5,182	840	2,306	–
1.80%	26,043	3,874	2,748	6,589	13,911	–	3,735	–
1.85%	30,642	2,357	2,290	10,728	14,979	113	6,050	–
1.90%	16,910	749	2,404	5,014	3,245	1,311	3,483	–
1.95%	17,282	390	2,201	2,715	5,447	–	529	–
2.00%	13,212	1,798	1,255	3,725	8,391	46	2,718	–
2.05%	12,526	1,302	2,995	7,853	3,844	262	4,690	–
2.10%	3,010	451	685	1,012	1,760	69	3,434	–
2.15%	4,171	616	212	608	340	–	296	–
2.20%	3,237	130	478	276	2,688	–	675	–
2.25%	1,218	226	21	32	514	12	600	16
2.30%	135	348	14	56	42	–	885	–
2.35%	65	10	16	–	33	–	–	–
2.40%	1,384	43	–	751	–	–	81	–
2.45%	10	–	2	–	10	–	419	–
2.50%	799	–	–	43	94	–	–	–
2.55%	–	–	–	–	–	–	30	–
2.60%	713	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	205	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,959,392	238,255	563,327	825,307	1,502,669	58,707	613,927	3,284

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	–	–	–	308,903	–	117,008
1.00%	–	–	–	–	–	135,970	–	30,158
1.05%	–	–	–	–	–	35,823	–	6,902
1.10%	–	–	–	–	–	62,435	–	21,853
1.15%	–	–	–	–	–	37,247	–	13,313
1.20%	–	–	–	–	–	139,075	–	120,374
1.25%	–	–	1,536	775	–	24,617	26	7,387
1.30%	–	–	–	–	–	30,229	–	5,902
1.35%	–	–	–	–	–	40,801	–	15,542
1.40%	–	–	–	–	–	166,468	–	64,200
1.45%	–	–	–	–	–	73,592	–	28,863
1.50%	12,258	4,501	9,764	8,997	2,707	17,185	–	14,580
1.55%	–	–	–	–	–	77,877	–	46,099
1.60%	3,687	1,240	2,710	1,105	116	45,550	–	11,532
1.65%	10,428	6,043	12,818	2,049	1,271	21,568	–	10,520
1.70%	–	–	–	–	–	13,318	–	2,828
1.75%	4,520	1,256	5,112	1,131	381	12,109	–	3,813
1.80%	2,848	700	282	–	–	6,639	–	6,985
1.85%	–	–	–	–	–	14,995	–	1,283
1.90%	2,225	1,034	2,069	206	366	4,939	–	507
1.95%	9,027	6,011	9,024	3,775	1,888	3,432	–	945
2.00%	1,095	27	1,528	383	–	18,913	–	540
2.05%	8,681	2,778	8,567	6,073	1,627	13,169	–	1,889
2.10%	7,251	3,249	3,296	1,573	2,307	1,174	–	6,334
2.15%	221	88	2,343	321	285	1,025	–	–
2.20%	3,717	2,994	4,903	2,483	4,018	1,024	–	1,565
2.25%	–	–	57	–	–	91	–	167
2.30%	–	–	–	–	–	461	–	4
2.35%	204	428	2,248	–	1,217	–	–	267
2.40%	–	–	–	–	–	57	–	–
2.45%	556	422	990	830	–	–	–	–
2.50%	2,030	386	217	432	380	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	2,145	128	756	174	577	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$70,893	31,285	68,220	30,307	17,140	1,308,686	26	541,360

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3
0.95%	$463,967	514,547	–	11,755	590,140	1,272,491	–	484,324
1.00%	214,026	271,792	–	4,160	272,798	462,060	–	140,802
1.05%	37,156	53,231	–	606	47,980	76,796	–	20,961
1.10%	116,428	69,251	–	1,225	168,494	346,593	–	132,127
1.15%	50,761	24,932	–	802	62,659	186,541	–	85,866
1.20%	249,977	196,032	–	4,851	263,966	563,205	–	309,826
1.25%	37,784	19,040	370	547	52,335	95,226	–	38,691
1.30%	39,605	30,332	–	590	53,746	104,251	–	56,931
1.35%	39,986	28,316	–	273	40,748	137,992	–	70,404
1.40%	333,353	227,841	–	7,451	346,254	738,121	–	387,965
1.45%	193,306	111,974	–	863	213,801	309,857	–	108,646
1.50%	33,255	16,088	–	246	39,929	79,965	27,323	50,137
1.55%	113,639	98,828	–	892	89,616	305,977	–	145,377
1.60%	51,416	23,470	–	755	41,006	148,695	11,242	80,608
1.65%	42,274	27,369	–	999	63,264	145,728	14,268	58,406
1.70%	21,571	10,444	–	214	33,812	72,552	–	19,211
1.75%	19,298	7,140	–	164	10,103	46,845	7,772	31,753
1.80%	11,155	8,670	–	–	15,007	44,584	8,626	34,681
1.85%	12,731	5,229	–	135	23,194	73,047	–	51,335
1.90%	6,584	2,898	–	–	5,789	17,581	3,821	14,398
1.95%	4,703	1,233	–	2	6,830	10,093	16,491	16,710
2.00%	6,940	6,282	–	1,341	8,388	38,593	437	16,010
2.05%	13,487	5,692	–	35	6,306	37,264	10,476	25,299
2.10%	3,140	729	–	185	2,156	3,558	9,954	13,963
2.15%	1,640	1,574	–	163	252	4,380	1,315	6,409
2.20%	5,095	1,470	–	604	3,683	6,304	8,780	12,637
2.25%	576	584	48	30	427	3,869	–	543
2.30%	124	3,174	–	–	108	574	–	4,082
2.35%	35	32	–	–	4	99	–	220
2.40%	–	6,874	–	–	–	2,562	–	10,751
2.45%	–	157	–	–	–	201	309	2,141
2.50%	–	–	–	–	127	446	5,126	942
2.55%	–	721	–	–	–	455	–	1,111
2.60%	–	–	–	–	81	–	3,208	4,428
2.65%	11	119	–	–	11	60	–	248
2.70%	–	–	–	–	308	110	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,124,023	1,776,065	418	38,888	2,463,322	5,336,675	129,148	2,437,943

	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
0.95%	$422,428	–	–	891,495	–	–	–	–
1.00%	95,908	–	–	418,850	–	–	–	–
1.05%	17,219	–	–	75,052	–	–	–	–
1.10%	145,649	–	–	210,888	–	–	–	–
1.15%	75,423	–	–	106,826	–	–	–	–
1.20%	316,381	–	–	500,081	–	–	–	–
1.25%	46,756	–	2,847	79,028	–	1,758	–	471
1.30%	49,128	–	–	109,913	–	–	–	–
1.35%	79,085	–	–	119,904	–	–	–	–
1.40%	369,181	–	–	685,102	–	–	–	–
1.45%	115,047	–	–	358,210	–	–	–	–
1.50%	36,649	17,460	–	84,100	26,970	–	12,755	–
1.55%	151,141	–	–	262,248	–	–	–	–
1.60%	77,543	11,381	–	122,067	6,447	–	8,681	–
1.65%	90,320	9,450	–	89,588	44,067	–	15,065	–
1.70%	25,925	–	–	27,184	–	–	–	–
1.75%	31,415	8,570	–	37,497	9,775	–	4,834	–
1.80%	35,784	6,204	–	51,685	2,611	–	1,467	–
1.85%	21,046	–	–	41,263	–	–	–	–
1.90%	8,401	2,458	–	9,306	2,901	–	2,371	–
1.95%	10,436	17,297	–	9,546	9,835	–	15,824	–
2.00%	14,153	590	–	20,407	1,518	–	64	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
2.05%	24,539	14,547	–	14,686	12,786	–	5,030	–
2.10%	1,854	16,006	–	3,972	20,685	–	10,720	–
2.15%	611	1,187	–	4,154	971	–	1,320	–
2.20%	2,317	15,211	–	6,286	13,548	–	4,019	–
2.25%	1,148	–	–	1,668	–	–	–	–
2.30%	382	–	–	1,210	–	–	–	–
2.35%	–	788	–	210	439	–	437	–
2.40%	1,245	–	–	1,313	–	–	–	–
2.45%	–	1,790	–	112	690	–	1,815	–
2.50%	10	597	–	373	133	–	137	–
2.55%	571	–	–	–	–	–	–	–
2.60%	–	831	–	1,151	1,764	–	1,045	–
2.65%	83	–	–	65	–	–	–	–
2.70%	143	–	–	–	–	–	–	–
2.85%	12	–	–	–	–	–	–	–

Totals	$2,267,933	124,367	2,847	4,345,440	155,140	1,758	85,584	471

	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2
0.95%	$–	–	–	50,149	132,465	84,575	112,761	–
1.00%	–	–	–	32,752	62,763	48,244	32,623	–
1.05%	–	–	–	6,424	8,706	4,573	6,577	–
1.10%	–	–	–	7,251	16,120	7,877	11,844	–
1.15%	–	–	–	3,633	5,043	9,037	4,734	–
1.20%	–	–	–	34,259	62,547	59,994	49,181	–
1.25%	74	512	12	2,952	8,210	1,810	4,754	–
1.30%	–	–	–	7,636	7,844	5,474	2,168	–
1.35%	–	–	–	5,282	8,977	8,753	5,938	–
1.40%	–	–	–	39,586	63,172	48,592	39,630	–
1.45%	–	–	–	18,358	26,293	21,468	16,301	–
1.50%	–	–	–	2,106	6,386	3,110	1,598	45,503
1.55%	–	–	–	10,710	9,057	10,047	12,513	–
1.60%	–	–	–	4,271	5,751	2,621	3,432	23,896
1.65%	–	–	–	3,239	7,844	4,451	4,402	45,399
1.70%	–	–	–	1,291	1,359	1,127	1,265	–
1.75%	–	–	–	3,110	2,199	144	433	21,975
1.80%	–	–	–	1,100	2,490	2,676	1,579	7,112
1.85%	–	–	–	1,887	840	6,351	1,333	–
1.90%	–	–	–	534	2,790	1,395	1,190	10,666
1.95%	–	–	–	258	508	838	–	50,496
2.00%	–	–	–	424	2,294	1,355	639	953
2.05%	–	–	–	157	1,381	658	775	35,836
2.10%	–	–	–	–	336	–	–	47,708
2.15%	–	–	–	104	200	431	150	5,368
2.20%	–	–	–	19	597	461	47	34,426
2.25%	162	225	327	13	–	13	–	–
2.30%	–	–	–	8	26	222	22	–
2.35%	–	–	–	–	–	–	–	3,717
2.40%	–	–	–	151	–	168	–	–
2.45%	–	–	–	–	–	–	–	3,585
2.50%	–	–	–	–	–	–	–	3,497
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	10,715
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$236	737	339	237,664	446,198	336,465	315,889	350,852

	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
0.95%	$–	–	117,301	47,814	917,457	5,126	244,461	192,786
1.00%	–	–	40,628	20,172	294,938	4,008	4,181	2,313
1.05%	–	–	8,160	4,051	57,835	573	2,821	2,414
1.10%	–	–	17,875	11,460	190,616	16,180	307,347	173,357
1.15%	–	–	9,187	8,450	104,909	5,719	160,424	101,465
1.20%	–	–	55,445	54,326	439,410	31,293	11,808	6,177
1.25%	–	315	10,110	6,749	55,189	6,122	21,650	18,086
1.30%	–	–	4,685	4,318	60,317	756	3,332	2,031
1.35%	–	–	8,265	16,337	82,164	359	10,993	4,642
1.40%	–	–	51,977	48,221	572,289	12,002	466,386	303,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
1.45%	–	–	15,841	22,174	174,000	76,308	67,143	39,011
1.50%	5,791	988	6,070	13,523	61,426	985	20,370	9,623
1.55%	–	–	25,208	16,870	280,981	38,298	390,946	228,313
1.60%	3,502	565	22,578	3,808	131,997	8,439	194,679	102,749
1.65%	3,185	1,616	7,491	25,840	84,757	3,383	30,898	19,164
1.70%	–	–	2,508	2,085	28,654	3,280	22,449	16,207
1.75%	3,641	119	12,061	8,340	48,777	9,032	3,480	9,538
1.80%	2,610	67	2,630	5,609	27,882	635	14,611	12,878
1.85%	–	–	4,853	4,226	55,811	1,254	61,908	26,007
1.90%	2,202	778	3,255	520	14,847	212	10,243	6,728
1.95%	7,485	303	170	655	26,347	–	14,472	8,608
2.00%	907	74	3,202	475	37,862	413	32,920	18,978
2.05%	6,699	306	3,939	3,734	38,520	6,856	12,637	8,342
2.10%	6,207	123	189	516	24,821	–	4,450	2,758
2.15%	596	–	768	12	10,384	4,514	2,035	264
2.20%	7,413	89	1,508	2,698	27,381	–	120	281
2.25%	–	63	–	13	4,470	–	3,313	1,548
2.30%	–	–	41	–	8,534	–	517	401
2.35%	586	–	–	–	2,074	–	–	–
2.40%	–	–	718	–	19,694	–	8,938	1,791
2.45%	846	397	–	–	4,649	–	2,202	–
2.50%	473	–	–	–	1,373	–	28	–
2.55%	–	–	–	–	1,494	–	–	–
2.60%	69	97	–	–	2,460	–	–	–
2.65%	–	–	–	–	620	–	–	–
2.70%	–	–	–	–	324	–	–	–
2.85%	–	–	–	–	17	–	–	–

Totals	$52,212	5,900	436,663	332,996	3,895,280	235,747	2,131,762	1,319,547

	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$187,469	384,217	19,292	3,369	471,764	141,789	79,749	16,090
1.00%	3,214	5,467	31	76	6,962	855	409	55
1.05%	4,076	5,671	458	28	8,840	3,572	1,245	359
1.10%	178,840	466,416	22,191	8,984	567,328	187,167	108,976	36,221
1.15%	77,750	181,851	11,666	3,318	249,922	89,759	49,330	15,826
1.20%	7,466	12,415	335	194	17,085	5,443	3,431	697
1.25%	13,535	33,539	1,703	1,211	37,947	17,579	5,401	2,564
1.30%	2,367	3,583	429	163	5,369	1,939	204	250
1.35%	4,570	14,653	775	517	17,064	3,621	2,172	1,276
1.40%	317,649	840,041	29,123	17,290	1,005,422	213,173	220,546	59,163
1.45%	26,617	105,396	5,302	1,305	140,551	21,026	18,284	6,976
1.50%	15,756	25,848	2,006	50	36,767	10,129	8,436	2,340
1.55%	214,699	566,201	29,244	18,768	662,384	174,653	144,519	41,904
1.60%	99,851	283,167	15,654	3,739	342,124	95,631	95,872	21,834
1.65%	14,047	61,193	3,909	280	82,075	8,812	10,039	896
1.70%	20,312	37,931	423	1,457	49,611	11,266	10,740	2,628
1.75%	4,352	6,235	453	82	13,855	5,784	1,287	289
1.80%	6,062	27,269	1,613	614	33,313	6,280	7,896	742
1.85%	29,358	88,463	1,167	1,765	102,852	21,346	18,186	5,561
1.90%	5,543	20,203	898	19	23,932	3,967	3,455	24
1.95%	14,527	38,857	346	1,398	38,119	12,612	10,029	375
2.00%	11,678	49,537	2,279	1,300	66,230	13,539	18,084	2,125
2.05%	5,300	17,264	511	488	25,361	6,557	2,438	561
2.10%	604	8,309	84	6	9,385	2,401	1,208	39
2.15%	18	468	170	247	2,259	137	336	230
2.20%	362	526	–	7	64	71	–	–
2.25%	3,053	8,969	–	600	10,769	1,939	4,300	568
2.30%	358	2,044	–	13	6,002	158	985	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	2,518	–	766	2,721	–	432	–
2.45%	6,248	66	–	–	–	63	72	–
2.50%	–	34	–	5	22	32	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,275,681	3,298,351	150,062	68,059	4,036,099	1,061,300	828,061	219,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap
0.95%	$75,361	3,881	1,025	38,147	5,532	10,324	178,766	219,318
1.00%	1,602	36	24	1,629	42	140	487	1,067
1.05%	2,112	93	196	1,116	172	375	2,914	3,285
1.10%	75,322	8,409	1,973	31,717	11,819	25,259	237,853	289,221
1.15%	43,608	2,834	967	11,579	2,952	11,580	87,682	129,763
1.20%	3,177	233	316	956	156	324	8,467	9,998
1.25%	5,589	15	35	3,627	953	1,592	7,735	14,215
1.30%	2,225	185	–	452	170	1,057	1,707	889
1.35%	1,894	274	13	1,872	415	1,306	7,470	11,251
1.40%	138,419	7,659	2,313	73,566	15,835	30,243	375,546	517,858
1.45%	17,042	1,916	94	20,659	1,082	6,666	32,495	36,850
1.50%	7,261	30	9	3,573	1,320	1,446	14,936	19,877
1.55%	74,575	7,058	3,324	39,835	14,445	46,124	329,690	399,701
1.60%	56,835	2,786	1,019	27,499	2,128	17,917	163,379	189,359
1.65%	9,867	401	335	6,581	928	1,288	12,960	18,591
1.70%	7,743	58	41	6,343	49	341	11,762	20,523
1.75%	1,711	148	83	634	–	173	3,523	1,899
1.80%	5,420	39	505	3,473	1,411	2,207	10,963	14,941
1.85%	22,428	396	306	11,941	718	2,403	45,620	52,029
1.90%	2,898	6	90	4,540	43	26	5,620	7,143
1.95%	2,273	110	118	1,150	78	139	22,262	19,827
2.00%	11,514	1,165	–	8,646	185	1,690	20,336	32,892
2.05%	3,133	229	5	889	–	2,325	10,240	6,525
2.10%	2,514	–	441	782	–	47	1,464	2,889
2.15%	118	619	124	9	–	–	1,076	946
2.20%	87	6	–	143	–	–	34	99
2.25%	4,579	–	–	2,423	–	558	2,693	6,111
2.30%	610	–	11	371	–	–	609	1,283
2.35%	–	–	–	–	–	–	–	–
2.40%	276	–	–	175	–	–	2,183	1,994
2.45%	103	–	–	–	–	–	1,057	79
2.50%	–	–	2	–	6	3	5	9
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$580,296	38,586	13,369	304,327	60,439	165,553	1,601,534	2,030,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRSmCpVal	WRValue	WFTrustOp
0.95%	$11,500	191,437	451,779
1.00%	26	464	98,724
1.05%	198	3,491	19,380
1.10%	22,202	311,087	170,003
1.15%	8,697	132,183	103,331
1.20%	536	8,424	384,752
1.25%	3,091	19,231	47,360
1.30%	31	4,152	48,849
1.35%	799	10,639	82,525
1.40%	27,737	381,182	406,479
1.45%	4,494	56,220	123,764
1.50%	2,465	19,697	40,731
1.55%	34,378	332,294	198,899
1.60%	16,257	204,624	90,737
1.65%	1,052	32,891	79,166
1.70%	255	17,386	38,796
1.75%	960	5,365	38,575
1.80%	1,224	19,674	45,406
1.85%	1,350	57,891	26,142
1.90%	–	8,615	5,068
1.95%	310	25,409	10,940
2.00%	1,511	39,500	16,572
2.05%	1,145	18,259	24,538
2.10%	–	2,508	4,301
2.15%	250	336	3,400
2.20%	–	424	5,499
2.25%	–	3,742	1,278
2.30%	–	949	399
2.35%	–	55	–
2.40%	–	2,458	1,757
2.45%	–	1,123	–
2.50%	–	–	579
2.55%	–	–	766
2.60%	–	–	1,794
2.65%	–	–	71
2.70%	–	–	316
2.85%	–	–	–

Totals	$140,468	1,911,710	2,572,676

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $101,078,369 and $225,076,609, respectively, and total transfers from the Account to the fixed account were $91,794,057 and $121,886,830, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $21,186 and $1,206,157 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,325,092 and $19,108,673 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund
2005	0.95% to 2.05%	72,175	$10.54 to 10.07	$749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM VIF – Basic Value Fund – Series II Shares
2005	1.50%to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM VIF – Blue Chip Fund – Series I Shares
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM VIF – Core Equity Fund – Series I Shares
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM VIF – Premier Equity Fund – Series II Shares
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	1.50% to 2.60%	372,816	$11.57 to	11.11	$4,263,859	1.26%	3.03% to	1.88%
2004	1.50% to 2.60%	416,687	11.23 to	10.90	4,641,616	0.76%	9.55% to	8.33%
2003	1.50% to 2.60%	371,825	10.25 to	10.06	3,793,585	0.79%	30.20% to	28.75%
2002	1.50% to 2.60%	82,504	7.81 to	7.87	647,929	0.00%	-21.85% to	-21.26%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	1.50% to 2.60%	364,109	11.48 to	11.01	4,135,843	0.00%	13.13% to	11.87%
2004	1.50% to 2.60%	400,843	10.14 to	9.85	4,033,313	0.00%	6.72% to	5.53%
2003	1.50% to 2.60%	414,836	9.51 to	9.33	3,923,210	0.00%	21.52% to	20.16%
2002	1.50% to 2.60%	126,001	7.76 to	7.82	983,078	0.00%	-22.36% to	-21.77%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	1.50% to 2.60%	411,436	14.12 to	13.55	5,735,857	0.55%	5.04% to	3.87%
2004	1.50% to 2.60%	485,953	13.44 to	13.05	6,469,324	0.08%	17.29% to	15.98%
2003	1.50% to 2.60%	498,772	11.46 to	11.25	5,681,552	0.55%	38.78% to	37.23%
2002	1.50% to 2.60%	153,160	8.20 to	8.26	1,261,226	0.00%	-18.04% to	-17.42%	(a) (b)

American Century VP – Income & Growth Fund – Class I
2005	0.95% to 2.70%	16,105,305	14.59 to	9.73	222,580,367	2.05%	3.64% to	1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to	9.55	251,068,433	1.42%	11.92% to	10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to	8.68	251,721,267	1.19%	28.13% to	25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to	9.81	188,588,661	1.10%	-21.61% to	-20.14%
2001	0.95% to 2.25%	20,431,056	8.05 to	12.29	243,703,532	0.83%	-10.68% to	-9.23%

American Century VP – Income & Growth Fund – Class II
2005	1.50% to 2.60%	410,337	11.91 to	11.43	4,825,948	1.76%	2.95% to	1.81%
2004	1.50% to 2.60%	453,009	11.57 to	11.22	5,192,683	1.13%	10.89% to	9.65%
2003	1.50% to 2.60%	440,628	10.43 to	10.24	4,569,235	0.91%	27.25% to	25.83%
2002	1.50% to 2.60%	157,252	8.13 to	8.20	1,284,778	0.00%	-18.65% to	-18.04%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.95% to 2.45%	6,256,324	10.82 to	10.38	67,454,314	4.79%	0.60% to	-0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to	10.45	56,958,290	3.57%	4.81% to	3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to	10.33	17,335,412	1.22%	2.58% to	1.69%	(a) (b)

American Century VP – International Fund – Class I
2005	0.95% to 2.30%	7,696,317	13.84 to	10.26	103,644,925	1.18%	12.18% to	10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to	9.27	112,520,318	0.55%	13.83% to	12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to	8.25	116,204,136	0.73%	23.33% to	21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to	8.88	117,330,400	0.94%	-22.38% to	-21.13%
2001	0.95% to 2.20%	19,760,892	8.60 to	11.28	215,444,041	0.09%	-31.02% to	-29.85%

American Century VP – International Fund – Class III
2005	0.95% to 2.60%	5,518,253	12.70 to	11.95	69,436,041	1.13%	12.03% to	10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to	10.84	66,874,494	0.57%	13.99% to	12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to	9.66	56,813,017	0.67%	23.33% to	21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to	8.06	34,923,433	0.00%	-20.30% to	-19.36%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.25% to 2.25%	4,747	11.21 to	11.14	53,154	1.38%	12.13% to	11.38%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.95% to 2.60%	1,997,032	10.96 to	10.31	21,677,939	0.00%	1.20% to	-0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to	10.36	17,586,065	0.00%	9.62% to	7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to	9.59	15,711,387	0.00%	23.71% to	21.51%
2002	0.95% to 2.25%	427,070	7.89 to	7.99	3,401,279	0.45%	-21.11% to	-20.13%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	1.50% to 2.60%	281,896	10.68 to	10.25	2,984,012	0.00%	0.45% to	-0.67%
2004	1.50% to 2.60%	314,693	10.63 to	10.32	3,322,592	0.00%	8.93% to	7.72%
2003	1.50% to 2.60%	318,356	9.76 to	9.58	3,093,529	0.00%	22.93% to	21.55%
2002	1.50% to 2.60%	84,098	7.88 to	7.94	665,893	0.15%	-21.20% to	-20.61%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.95% to 2.65%	28,163,939	17.88 to	14.96	508,897,035	0.89%	4.04% to	2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to	14.62	540,444,037	0.98%	13.25% to	11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to	13.13	487,322,945	0.94%	27.73% to	25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to	12.65	370,626,062	0.88%	-14.98% to	-13.45%
2001	0.95% to 2.25%	22,460,603	11.16 to	14.65	315,105,611	0.68%	9.91% to	11.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Value Fund – Class II
2005	1.50% to 2.60%	718,655	$ 12.70 to	12.19	$9,030,848	0.71%	3.29% to	2.14%
2004	1.50% to 2.60%	736,549	12.29 to	11.93	8,984,780	0.83%	12.46% to	11.21%
2003	1.50% to 2.60%	732,705	10.93 to	10.73	7,970,560	0.67%	26.88% to	25.47%
2002	1.50% to 2.60%	276,263	8.55 to	8.62	2,374,430	0.00%	-14.48% to	-13.84%	(a) (b)

American Century VP – VistaSM Fund – Class II
2005	1.25% to 2.25%	1,310	11.36 to	11.28	14,808	0.00%	13.61% to	12.84%	(a) (b)

BB&T VIF – Capital Manager Equity Fund
2005	0.95% to 1.75%	173,891	11.58 to	11.20	1,977,946	1.46%	5.76% to	4.95%
2004	0.95% to 1.75%	179,516	10.95 to	10.68	1,938,845	0.76%	10.85% to	10.03%
2003	0.95% to 1.75%	160,093	9.88 to	9.70	1,566,829	0.39%	24.28% to	23.25%
2002	0.95% to 1.70%	141,508	7.88 to	7.95	1,118,486	0.32%	-22.59% to	-22.00%

BB&T VIF – Large Cap Value Fund
2005	0.95% to 2.00%	340,929	11.76 to	11.26	3,959,805	1.89%	5.89% to	4.82%
2004	0.95% to 2.00%	357,885	11.11 to	10.75	3,937,384	1.79%	12.10% to	11.00%
2003	0.95% to 2.00%	322,683	9.91 to	9.68	3,177,031	1.93%	22.45% to	21.11%
2002	0.95% to 1.70%	173,232	8.02 to	8.09	1,397,651	1.85%	-21.01% to	-20.41%

BB&T VIF – Large Company Growth Fund
2005	0.95% to 2.05%	181,917	9.50 to	9.07	1,696,640	0.38%	0.92% to	-0.18%
2004	0.95% to 2.05%	203,835	9.41 to	9.08	1,889,640	0.44%	4.62% to	3.52%
2003	0.95% to 2.05%	186,382	9.00 to	8.77	1,658,565	0.00%	26.81% to	25.36%
2002	0.95% to 1.70%	106,392	7.02 to	7.09	750,507	0.00%	-31.82% to	-31.13%

BB&T VIF – Mid Cap Growth Fund
2005	0.95% to 2.05%	221,842	14.78 to	14.14	3,227,954	0.00%	13.30% to	12.12%
2004	0.95% to 2.05%	232,570	13.05 to	12.61	2,998,507	0.00%	16.08% to	14.89%
2003	0.95% to 2.05%	183,955	11.24 to	10.98	2,052,428	0.00%	35.27% to	33.75%
2002	0.95% to 1.65%	126,777	8.22 to	8.31	1,048,811	0.00%	-21.50% to	-20.76%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.95% to 1.40%	303,526	12.25 to	14.65	3,775,401	0.00%	15.04% to	14.52%
2004	0.95% to 1.65%	369,551	10.65 to	12.59	3,985,920	0.00%	16.87% to	16.04%
2003	0.95% to 1.65%	447,652	9.11 to	10.85	4,142,199	0.00%	46.26% to	45.22%
2002	0.95% to 1.65%	572,102	6.20 to	7.65	3,626,422	0.00%	-35.25% to	-34.78%
2001	0.95% to 1.65%	881,184	9.51 to	11.75	8,573,915	0.00%	-29.82% to	-29.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.95% to 1.65%	722,518	11.71 to	13.03	8,518,004	0.84%	16.33% to	15.51%
2004	0.95% to 1.65%	921,733	10.07 to	11.28	9,327,288	0.93%	13.65% to	12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to	10.00	9,407,868	0.43%	31.83% to	30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to	7.82	8,745,981	0.00%	-21.23% to	-20.67%
2001	0.95% to 1.65%	1,823,262	8.44 to	9.88	15,534,586	0.00%	-23.57% to	-23.02%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.95% to 2.30%	993,748	14.59 to	11.44	14,454,274	0.75%	7.12% to	5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to	10.82	15,004,067	0.52%	10.29% to	8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to	9.94	15,061,157	0.70%	23.98% to	22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to	10.22	13,953,162	0.91%	-24.91% to	-23.83%
2001	0.95% to 1.85%	1,671,364	9.90 to	13.44	21,865,632	0.00%	-1.35% to	-0.02%

Dreyfus Emerging Leaders Fund – Service Shares
2005	1.50% to 2.60%	121,394	12.93 to	12.40	1,548,272	0.00%	3.18% to	2.03%
2004	1.50% to 2.60%	126,077	12.53 to	12.16	1,562,984	0.00%	12.48% to	11.22%
2003	1.50% to 2.60%	122,126	11.14 to	10.93	1,350,550	0.00%	44.96% to	43.34%
2002	1.50% to 2.35%	38,847	7.64 to	7.68	297,477	0.00%	-23.62% to	-23.17%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 2.45%	4,740,947	13.35 to	12.63	62,677,695	0.00%	6.22% to	4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to	12.07	66,154,517	0.43%	20.73% to	19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to	10.15	40,884,829	0.25%	36.47% to	34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to	7.63	9,310,674	0.28%	-24.49% to	-23.74%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The
2005	1.50% to 2.60%	31,607	9.91 to	9.51	309,376	0.00%	1.81% to	0.67%
2004	1.50% to 2.60%	44,270	9.73 to	9.44	425,727	0.17%	4.35% to	3.19%
2003	1.50% to 2.60%	36,008	9.32 to	9.15	333,031	0.00%	23.87% to	22.49%
2002	1.50% to 2.60%	12,952	7.47 to	7.53	97,212	0.03%	-25.29% to	-24.73%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 2.70%	10,565,350	$10.76 to	7.21	$110,388,147	0.00%	2.63% to	0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to	7.14	134,949,800	0.38%	5.20% to	3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to	6.91	139,619,825	0.11%	24.81% to	22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to	7.99	124,666,691	0.20%	-30.97% to	-29.62%
2001	0.95% to 2.25%	19,487,708	7.79 to	11.35	217,233,733	0.06%	-24.80% to	-23.32%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 2.65%	71,700,975	13.63 to	9.10	928,266,696	1.56%	3.70% to	1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to	8.92	1,065,918,982	1.75%	9.59% to	7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to	8.28	1,056,735,132	1.42%	27.15% to	24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to	9.43	864,619,920	1.33%	-24.49% to	-23.10%
2001	0.95% to 2.25%	99,494,839	7.77 to	12.27	1,183,396,916	1.08%	-14.51% to	-13.02%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.95% to 2.60%	10,849,045	13.74 to	9.23	140,981,903	0.02%	3.39% to	1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to	9.08	162,001,508	1.58%	4.05% to	2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to	8.84	174,630,642	1.38%	20.02% to	17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to	10.64	147,581,762	1.12%	-18.97% to	-17.51%
2001	0.95% to 2.25%	14,326,910	8.65 to	12.90	178,390,661	0.86%	-11.54% to	-10.18%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	1.50% to 2.60%	353,031	10.53 to	10.11	3,670,539	0.00%	2.56% to	1.42%
2004	1.50% to 2.60%	365,410	10.27 to	9.97	3,716,756	1.44%	3.22% to	2.07%
2003	1.50% to 2.60%	345,131	9.95 to	9.77	3,413,604	1.64%	19.02% to	17.69%
2002	1.50% to 2.50%	120,876	8.30 to	8.36	1,007,673	1.83%	-16.96% to	-16.39%	(a) (b)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.95% to 1.85%	39,559	12.88 to	11.14	466,784	0.00%	4.80% to	3.88%
2004	0.95% to 1.85%	39,370	12.29 to	10.72	445,804	0.21%	10.28% to	9.37%
2003	0.95% to 1.85%	36,181	11.14 to	9.80	371,156	0.03%	30.44% to	29.23%
2002	0.95% to 1.40%	27,276	7.59 to	8.54	210,757	0.04%	-20.65% to	-19.89%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.95% to 1.55%	29,758	15.55 to	15.16	455,973	0.00%	10.83% to	10.16%
2004	0.95% to 1.55%	31,294	14.03 to	13.76	434,279	1.08%	18.88% to	18.16%
2003	0.95% to 1.55%	32,213	11.80 to	11.65	377,382	1.47%	35.06% to	34.24%
2002	0.95% to 1.55%	8,057	8.68 to	8.74	70,197	1.70%	-13.59% to	-13.06%

Federated IS – American Leaders Fund II – Service Shares
2005	1.50% to 2.60%	58,134	11.25 to	10.80	644,442	1.25%	3.21% to	2.06%
2004	1.50% to 2.60%	67,408	10.90 to	10.58	727,827	1.23%	7.86% to	6.65%
2003	1.50% to 2.60%	62,971	10.11 to	9.92	632,955	0.90%	25.41% to	24.01%
2002	1.50% to 2.20%	16,666	8.02 to	8.06	134,110	0.00%	-19.78% to	-19.40%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.50% to 2.60%	101,179	10.49 to	10.07	1,048,079	0.82%	0.17% to	-0.94%
2004	1.50% to 2.60%	121,303	10.47 to	10.16	1,258,078	0.49%	5.50% to	4.33%
2003	1.50% to 2.60%	127,784	9.93 to	9.74	1,260,625	0.35%	22.02% to	20.66%
2002	1.50% to 2.60%	54,725	8.08 to	8.14	444,085	0.00%	-19.25% to	-18.64%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	1.50% to 2.60%	429,576	12.59 to	12.08	5,327,276	8.31%	0.74% to	-0.38%
2004	1.50% to 2.60%	501,358	12.50 to	12.13	6,200,535	7.42%	8.51% to	7.30%
2003	1.50% to 2.60%	594,118	11.52 to	11.30	6,802,892	4.65%	19.97% to	18.63%
2002	1.50% to 2.60%	118,039	9.53 to	9.60	1,130,291	0.00%	-4.71% to	-3.99%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 2.70%	24,642,363	13.27 to	11.71	319,956,654	3.84%	0.34% to	-1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to	11.87	360,649,435	4.24%	2.64% to	0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to	11.78	423,435,511	3.57%	3.65% to	1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to	12.43	416,870,120	2.89%	6.38% to	8.27%
2001	0.95% to 2.25%	20,337,003	10.94 to	11.48	231,280,234	1.56%	5.41% to	6.98%

Federated IS – Quality Bond Fund II – Service Shares
2005	1.50% to 2.60%	906,385	11.12 to	10.67	9,961,595	3.57%	-0.52% to	-1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to	10.85	11,460,780	4.09%	1.77% to	0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to	10.78	12,646,527	3.11%	2.87% to	1.72%
2002	1.50% to 2.60%	393,660	10.59 to	10.67	4,192,600	0.00%	5.95% to	6.74%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 2.65%	54,528,487	$14.86 to	11.56	$ 805,264,252	1.58%	4.76% to	3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to	11.22	891,838,209	1.45%	10.32% to	8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to	10.34	833,502,241	1.53%	28.98% to	26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to	10.24	600,903,507	1.61%	-19.24% to	-17.79%
2001	0.95% to 2.25%	54,589,794	9.12 to	12.48	665,304,573	1.40%	-7.60% to	-6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.50% to 2.60%	1,326,705	11.94 to	11.46	15,660,964	1.46%	3.99% to	2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to	11.14	16,742,355	1.39%	9.57% to	8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to	10.28	15,156,305	0.93%	28.08% to	26.65%
2002	1.50% to 2.60%	443,769	8.12 to	8.18	3,622,751	0.00%	-18.80% to	-18.19%	(a) (b)

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 2.65%	41,679,172	13.16 to	8.10	513,272,202	0.40%	4.67% to	2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to	7.87	613,327,993	0.17%	2.28% to	0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to	7.83	683,298,017	0.18%	31.52% to	29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to	9.35	534,138,053	0.15%	-32.14% to	-30.86%
2001	0.95% to 2.20%	69,067,055	8.59 to	13.52	892,510,436	0.00%	-19.96% to	-18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.50% to 2.60%	584,358	10.25 to	9.84	5,916,818	0.27%	3.92% to	2.77%
2004	1.50% to 2.60%	622,916	9.86 to	9.57	6,092,705	0.13%	1.58% to	0.44%
2003	1.50% to 2.60%	619,256	9.71 to	9.53	5,981,099	0.08%	30.55% to	29.10%
2002	1.50% to 2.60%	202,676	7.38 to	7.44	1,504,242	0.00%	-26.18% to	-25.62%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 2.65%	22,786,741	9.76 to	8.91	228,692,417	14.51%	1.55% to	-0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to	8.92	277,897,270	7.77%	8.43% to	6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to	8.37	323,732,284	5.77%	25.76% to	23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to	7.69	195,766,587	9.64%	0.83% to	2.63%
2001	0.95% to 2.20%	25,533,687	6.29 to	7.51	179,983,516	13.15%	-14.04% to	-12.74%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 2.25%	4,468,213	14.43 to	11.88	65,144,063	0.56%	17.84% to	16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to	10.21	65,783,903	1.09%	12.41% to	11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to	9.19	68,125,249	0.74%	41.85% to	39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to	8.42	59,763,768	0.79%	-22.25% to	-21.10%
2001	0.95% to 2.20%	10,843,987	7.92 to	10.69	107,319,995	5.59%	-23.21% to	-22.03%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.50% to 2.60%	675,789	14.19 to	13.62	9,468,985	0.50%	16.97% to	15.66%
2004	1.50% to 2.60%	708,262	12.13 to	11.78	8,510,693	1.00%	11.62% to	10.37%
2003	1.50% to 2.60%	646,592	10.87 to	10.67	6,988,652	0.53%	40.86% to	39.28%
2002	1.50% to 2.60%	202,377	7.66 to	7.72	1,557,719	0.00%	-23.40% to	-22.82%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 2.65%	6,958,794	14.56 to	13.68	100,454,692	0.52%	17.80% to	15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to	11.80	84,243,034	0.94%	12.42% to	10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to	10.66	55,922,783	0.48%	41.89% to	39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to	7.75	17,918,637	0.00%	-23.48% to	-22.52%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 2.85%	48,190,974	19.06 to	12.84	889,863,683	0.19%	15.74% to	13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to	11.31	767,936,500	0.24%	14.24% to	12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to	10.08	654,671,016	0.33%	27.13% to	24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to	11.34	503,327,033	0.72%	-12.03% to	-10.29%
2001	0.95% to 2.25%	44,175,712	7.82 to	12.64	551,070,400	0.67%	-14.60% to	-13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.50% to 2.60%	1,274,568	14.20 to	13.62	17,887,257	0.12%	14.90% to	13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to	11.99	15,271,569	0.21%	13.43% to	12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to	10.69	12,657,188	0.16%	26.27% to	24.87%
2002	1.50% to 2.60%	337,942	8.56 to	8.63	2,907,598	0.00%	-14.39% to	-13.74%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.95% to 2.40%	4,565,853	10.61 to	11.07	49,110,582	3.14%	1.11% to	-0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to	11.15	30,798,680	2.94%	3.33% to	1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to	10.97	11,207,437	0.00%	1.53% to	0.80%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 2.35%	7,586,186	$10.45 to 7.37	$77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
2001	0.95% to 2.20%	15,069,734	6.67 to 9.20	136,159,773	0.25%	-16.62% to -15.26%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%
2001	0.95% to 2.00%	748	11.05 to 11.09	8,286	0.00%	10.50% to 10.88%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
2001	0.00%	50,000	10.90	545,000	0.00%	9.00%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%
2001	0.95% to 2.00%	10,994	10.24 to 10.27	112,875	0.15%	2.38% to 2.73%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%
2001	0.00%	50,000	10.07	503,392	0.15%	0.70%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3
2005	1.25%	11,667	$12.70	$148,149	0.00%	26.98%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class II
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to 13.65	183,719,797	0.39%	-17.61% to -16.11%
2001	0.95% to 2.25%	10,642,272	10.68 to 16.30	162,769,286	0.49%	-3.99% to -2.25%

Gartmore GVIT Emerging Markets Fund – Class I
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%
2001	0.95% to 1.85%	688,788	6.90 to 8.16	5,327,512	0.47%	-7.52% to -6.09%

Gartmore GVIT Emerging Markets Fund – Class III
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to 10.49	137,551,122	8.60%	0.65% to 2.24%
2001	0.95% to 2.20%	9,462,395	8.82 to 10.26	95,231,351	10.09%	1.53% to 3.22%

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class I
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to 8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Global Health Sciences Fund – Class I
2005	1.25%	8,212	$12.73	$104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to 8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to 2.35	3,100,271	0.66%	-44.20% to -43.33%
2001	0.95% to 2.20%	2,521,408	3.35 to 4.19	9,096,947	0.00%	-44.30% to -43.27%

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to 7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class I
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Gartmore GVIT Global Utilities Fund – Class III
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to 7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to 13.78	1,011,348,469	4.58%	8.08% to 9.93%
2001	0.95% to 2.25%	51,441,846	10.89 to 12.53	614,717,734	5.32%	4.45% to 6.23%

Gartmore GVIT Government Bond Fund – Class II
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
2002	1.50% to 2.60%	945,128	10.66 to 10.74	10,126,255	2.83%	6.58% to 7.38%	(a) (b)

Gartmore GVIT Growth Fund – Class I
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to 5.05	79,642,219	0.00%	-30.60% to -29.40%
2001	0.95% to 1.90%	19,812,385	4.93 to 7.15	138,671,512	0.00%	-30.07% to -28.82%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to 8.26	12,699,362	1.09%	-19.92% to -17.42%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to 9.96	62,335,100	2.54%	-1.97% to -0.39%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.65%	37,043,015	$12.20 to	11.40	$445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%
2001	0.95% to 1.90%	250,125	5.97 to	6.52	1,585,220	0.25%	-30.28% to	-29.33%

Gartmore GVIT International Growth Fund – Class III
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%
2001	0.95% to 2.20%	13,426,670	8.68 to	10.20	135,233,293	2.33%	-5.92% to	-4.59%

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%
2001	0.95% to 2.05%	9,802,628	8.27 to	13.35	123,698,577	0.00%	-32.22% to	-30.98%

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%
2001	0.95% to 2.25%	117,529,505	10.50 to	11.76	1,332,823,895	3.10%	1.13% to	2.61%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%
2001	0.95% to 2.25%	48,260,088	8.11 to	10.75	515,465,142	0.75%	-14.10% to	-12.66%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class I
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.95% to 2.65%	974,521	$14.64 to	13.70	$14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT Nationwide® Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%
2001	0.95% to 1.80%	1,814,381	8.58 to	12.72	18,783,461	0.48%	-5.30% to	-4.18%

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
2001	0.95% to 2.20%	7,019,483	14.37 to	14.94	104,113,801	0.00%	-13.15% to	-11.69%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.50% to 2.60%	180,755	11.22 to	10.77	2,007,699	0.00%	6.12% to	4.94%
2004	1.50% to 2.60%	205,976	10.57 to	10.26	2,160,538	0.00%	11.47% to	10.23%
2003	1.50% to 2.60%	206,299	9.49 to	9.31	1,946,808	0.00%	32.05% to	30.58%
2002	1.50% to 2.60%	62,244	7.13 to	7.18	446,027	0.00%	-28.70% to	-28.16%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 2.85%	15,479,024	22.22 to	20.03	393,884,010	0.06%	2.10% to	0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to	19.99	470,375,470	0.00%	16.18% to	14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to	17.52	437,227,841	0.00%	55.37% to	52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to	16.47	287,510,313	0.01%	-29.29% to	-27.86%
2001	0.95% to 2.25%	20,396,752	13.77 to	22.87	383,267,849	0.04%	24.96% to	27.05%

Gartmore GVIT Small Cap Value Fund – Class II
2005	1.50% to 2.60%	265,601	12.78 to	12.26	3,359,146	0.00%	1.24% to	0.12%
2004	1.50% to 2.60%	288,728	12.62 to	12.25	3,616,650	0.00%	15.24% to	13.96%
2003	1.50% to 2.60%	271,345	10.95 to	10.75	2,957,361	0.00%	54.10% to	52.39%
2002	1.50% to 2.60%	91,515	7.05 to	7.11	648,541	0.00%	-29.47% to	-28.93%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 2.70%	15,568,695	20.51 to	19.11	350,774,843	0.00%	11.25% to	9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to	17.47	348,300,700	0.00%	17.89% to	15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to	15.07	310,330,135	0.00%	39.67% to	37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to	14.03	220,913,252	0.00%	-19.60% to	-18.11%
2001	0.95% to 2.25%	17,761,358	9.15 to	17.16	264,333,775	0.11%	-9.27% to	-7.60%

Gartmore GVIT Small Company Fund – Class II
2005	1.50% to 2.60%	364,034	13.98 to	13.42	5,027,436	0.00%	10.33% to	9.10%
2004	1.50% to 2.60%	386,685	12.67 to	12.30	4,856,465	0.00%	17.00% to	15.70%
2003	1.50% to 2.60%	389,998	10.83 to	10.63	4,200,161	0.00%	38.51% to	36.96%
2002	1.50% to 2.60%	153,778	7.76 to	7.82	1,199,574	0.00%	-22.38% to	-21.79%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to	2.86	1,760,628	0.00%	49.53% to	47.37%
2002	0.95% to 1.90%	750,449	1.94 to	2.16	1,580,486	0.00%	-44.37% to	-43.40%
2001	0.95% to 1.90%	1,938,798	3.49 to	3.82	7,191,214	0.00%	-40.83% to	-39.61%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to	10.90	5,254,060	0.00%	49.05% to	46.81%
2002	0.95% to 1.90%	131,153	7.43 to	7.51	982,915	0.00%	-25.70% to	-24.94%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class I
2005	1.25% to 2.25%	21,415	15.04 to	11.55	316,390	0.00%	10.57% to	15.52%	(b)
2004	1.25%	17,830	13.60		242,559	0.00%	11.00%
2003	1.25%	575	12.26		7,047	0.00%	50.24%

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.95% to 2.65%	1,991,805	14.01 to	13.10	27,583,203	0.00%	10.93% to	9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to	12.02	24,247,683	0.00%	11.38% to	9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to	10.98	42,432,617	0.00%	50.95% to	48.44%
2002	0.95% to 2.60%	525,137	7.40 to	7.51	3,932,114	0.00%	-26.04% to	-24.87%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.95% to 2.65%	12,458,176	$14.03 to	12.28	$171,819,314	3.90%	1.21% to	-0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to	12.34	177,337,309	4.89%	5.52% to	3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to	12.00	169,204,066	5.36%	11.05% to	9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to	11.96	163,062,295	5.45%	4.42% to	6.19%
2001	0.95% to 2.20%	11,028,888	10.39 to	11.29	122,424,789	5.69%	1.81% to	3.19%

Gartmore GVIT Van Kampen Value Fund – Class I
2005	0.95% to 2.60%	7,349,707	12.15 to	9.24	88,152,657	1.60%	3.26% to	1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to	9.09	97,664,621	1.30%	16.38% to	14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to	7.90	53,809,350	1.27%	30.19% to	27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to	7.91	33,188,223	1.31%	-27.24% to	-25.86%
2001	0.95% to 2.10%	4,369,756	8.09 to	10.70	45,828,137	1.35%	-14.24% to	-12.99%

Gartmore GVIT Worldwide Leaders Fund – Class I
2005	0.95% to 2.50%	1,665,870	13.67 to	10.20	22,435,929	0.92%	18.21% to	16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to	8.76	22,767,882	0.00%	14.57% to	12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to	7.76	23,018,222	0.00%	34.77% to	32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to	7.63	22,647,345	1.21%	-27.44% to	-26.10%
2001	0.95% to 2.20%	3,514,002	7.59 to	10.34	35,384,282	1.76%	-20.84% to	-19.59%

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.95% to 2.40%	703,872	18.42 to	17.75	12,874,064	0.71%	18.21% to	16.57%
2004	0.95% to 2.40%	448,762	15.58 to	15.22	6,962,507	0.00%	14.57% to	12.99%
2003	0.95% to 2.65%	430,617	13.60 to	13.45	5,839,397	0.00%	35.99% to	34.50%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	1.25%	7,136	11.73		83,685	2.00%	6.32%
2004	1.25%	7,867	11.03		86,775	3.56%	6.94%
2003	1.25%	1,744	10.31		17,988	0.00%	3.14%		(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.95% to 2.70%	25,585,852	8.17 to	11.21	235,739,185	0.01%	11.49% to	9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to	10.22	240,430,077	0.02%	16.85% to	14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to	8.90	237,019,223	0.24%	19.09% to	16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to	8.02	228,220,423	0.30%	-18.27% to	-16.73%
2001	0.95% to 2.20%	45,531,568	6.17 to	9.68	331,633,875	0.87%	-23.91% to	-22.58%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.95% to 2.40%	1,809,622	11.41 to	10.81	20,407,786	0.00%	10.27% to	8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to	9.95	20,914,190	0.00%	-0.12% to	-1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to	10.10	21,841,396	0.00%	45.74% to	43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to	7.11	11,490,667	0.00%	-29.66% to	-28.90%	(a) (b)

Janus AS – Global Technology Portfolio – Service Shares
2005	0.95% to 2.45%	12,377,329	3.78 to	3.43	45,930,367	0.00%	10.49% to	8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to	3.15	51,426,185	0.00%	-0.39% to	-1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to	3.21	63,696,571	0.00%	45.08% to	42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to	2.37	56,417,204	0.00%	-42.53% to	-41.49%
2001	0.95% to 2.20%	37,284,126	3.91 to	4.05	149,944,155	0.59%	-39.16% to	-37.92%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.95% to 2.50%	5,457,024	15.90 to	15.02	85,809,891	1.07%	30.77% to	28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to	11.66	59,657,128	0.84%	17.58% to	15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to	10.06	51,293,210	0.97%	33.27% to	31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to	7.76	30,585,952	0.39%	-23.27% to	-22.41%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.95% to 2.50%	12,338,040	9.36 to	14.88	134,879,076	0.99%	30.69% to	28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to	11.56	122,981,313	0.79%	17.56% to	15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to	9.98	126,313,887	0.90%	33.26% to	31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to	7.95	123,326,217	0.59%	-27.71% to	-26.46%
2001	0.95% to 2.25%	33,201,893	6.06 to	10.88	243,618,255	0.69%	-25.52% to	-24.16%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	312,325	15.63 to	15.11	4,849,120	1.55%	9.86% to	8.49%
2004	0.95% to 2.05%	355,509	14.22 to	13.96	5,037,861	1.76%	16.35% to	15.06%
2003	0.95% to 2.35%	93,176	12.22 to	12.11	1,136,918	0.15%	22.24% to	21.13%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.95% to 2.55%	5,126,253	$12.35 to	12.03	$63,040,445	0.19%	8.18% to	6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to	11.29	24,534,399	0.00%	14.12% to	12.92%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	1.25% to 2.25%	25,301	11.25 to	10.98	284,412	0.15%	2.93% to	9.77%	(b)
2004	1.25%	20,161	10.93		220,403	0.00%	7.62%

MFS® VIT – Mid Cap Growth Series – Service Class
2005	1.50% to 2.60%	337,675	10.90 to	10.46	3,634,793	0.00%	1.32% to	0.19%
2004	1.50% to 2.60%	425,670	10.76 to	10.44	4,537,608	0.00%	12.66% to	11.41%
2003	1.50% to 2.60%	428,276	9.55 to	9.37	4,067,064	0.00%	34.56% to	33.06%
2002	1.50% to 2.60%	187,101	7.04 to	7.10	1,324,318	0.00%	-29.57% to	-29.04%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	1.50% to 2.60%	162,284	10.62 to	10.19	1,702,676	0.00%	3.46% to	2.31%
2004	1.50% to 2.60%	201,354	10.27 to	9.96	2,048,276	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	205,441	9.81 to	9.63	2,004,511	0.00%	31.43% to	29.97%
2002	1.50% to 2.50%	55,031	7.42 to	7.47	409,770	0.00%	-25.83% to	-25.32%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.50% to 2.60%	311,423	12.12 to	11.63	3,727,418	0.64%	4.87% to	3.71%
2004	1.50% to 2.60%	326,744	11.55 to	11.21	3,740,488	0.40%	13.10% to	11.84%
2003	1.50% to 2.60%	330,815	10.22 to	10.03	3,360,300	0.17%	22.84% to	21.47%
2002	1.50% to 2.60%	126,768	8.25 to	8.32	1,052,083	0.00%	-17.45% to	-16.83%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	1.50% to 2.60%	117,937	13.51 to	12.97	1,575,618	0.00%	1.36% to	0.23%
2004	1.50% to 2.60%	134,690	13.33 to	12.94	1,780,981	0.00%	10.20% to	8.97%
2003	1.50% to 2.60%	131,193	12.01 to	11.87	1,578,632	0.00%	23.19% to	21.81%
2002	1.50% to 2.60%	33,884	9.75 to	9.82	331,753	0.00%	-2.53% to	-1.80%	(a) (b)

Neuberger Berman AMT – Focus Portfolio – S Class
2005	1.50% to 2.60%	39,503	21.03 to	20.18	816,015	0.00%	-1.60% to	-2.70%
2004	1.50% to 2.60%	45,622	21.37 to	20.74	963,014	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	48,070	20.43 to	20.05	974,606	0.00%	87.75% to	85.66%
2002	1.50% to 2.60%	10,974	10.80 to	10.88	118,987	0.00%	7.98% to	8.80%	(a) (b)

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.95% to 2.40%	6,511,626	17.85 to	11.34	107,576,898	0.15%	7.36% to	5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to	10.72	114,487,471	0.12%	14.71% to	13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to	9.47	111,415,197	0.86%	30.51% to	28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to	11.10	89,348,086	0.74%	-28.20% to	-27.15%
2001	0.95% to 2.25%	8,329,535	9.47 to	15.24	120,350,763	0.40%	-3.80% to	-2.45%

Neuberger Berman AMT – International Portfolio – S Class
2005	1.25%	812	11.65		9,462	0.21%	16.53%		(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class
2005	0.95% to 2.35%	4,630,463	10.07 to	9.69	46,690,045	2.91%	0.48% to	-0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to	9.78	41,675,796	4.72%	-0.18% to	-1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to	9.95	23,684,746	7.44%	0.36% to	-0.49%	(a) (b)

Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class
2005	0.95% to 2.65%	10,420,932	19.40 to	10.56	179,006,315	0.00%	12.66% to	10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to	9.53	186,500,405	0.00%	15.20% to	13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to	8.41	177,287,825	0.00%	26.86% to	24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to	11.78	147,934,257	0.00%	-31.31% to	-30.01%
2001	0.95% to 2.25%	16,244,793	6.09 to	16.84	248,709,387	0.00%	-26.64% to	-25.37%

Neuberger Berman AMT – Partners Portfolio® – I Class
2005	0.95% to 2.65%	11,757,754	14.79 to	12.49	180,431,475	1.02%	16.93% to	15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to	11.06	130,061,644	0.01%	17.85% to	16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to	9.49	112,336,089	0.00%	33.81% to	31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to	9.04	81,171,261	0.59%	-25.98% to	-24.86%
2001	0.95% to 2.20%	10,900,243	8.87 to	12.05	119,317,746	0.37%	-5.14% to	-3.76%

Neuberger Berman AMT – Regency Portfolio® – S Class
2005	1.25% to 2.25%	8,773	11.57 to	11.49	101,379	0.00%	15.65% to	14.88%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Socially Responsive Portfolio® – I Class
2005	0.95% to 2.20%	380,100	$11.97 to	14.14	$4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.95% to 2.70%	14,779,566	13.56 to	11.10	218,757,332	0.00%	11.26% to	9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to	10.15	215,497,732	0.00%	18.64% to	16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to	8.70	201,857,509	0.00%	24.40% to	22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to	10.21	168,831,018	0.68%	-29.85% to	-28.48%
2001	0.95% to 2.20%	22,119,714	9.35 to	14.29	277,146,600	0.94%	-33.27% to	-31.93%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%
2001	0.95% to 2.25%	33,328,767	8.31 to	15.83	493,623,497	0.59%	-15.02% to	-13.41%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%
2001	0.95% to 2.25%	15,482,090	8.13 to	13.06	144,367,444	0.48%	-14.49% to	-12.88%

Oppenheimer Global Securities Fund/VA – Service Class
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Main Street Fund®/VA – Initial Class
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%
2001	0.95% to 2.25%	35,201,321	7.87 to	11.91	385,779,153	0.52%	-12.45% to	-11.02%

Oppenheimer Main Street Fund®/VA – Service Class
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Main Street Small Cap Fund®/VA – Service Class
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	1.50% to 2.60%	360,341	12.78 to	12.27	4,553,817	4.19%	0.95% to	-0.18%
2004	1.50% to 2.60%	398,799	12.66 to	12.29	5,008,223	4.92%	6.81% to	5.62%
2003	1.50% to 2.60%	444,295	11.86 to	11.64	5,241,337	3.79%	15.40% to	14.11%
2002	1.50% to 2.60%	88,463	10.20 to	10.27	906,399	0.00%	1.97% to	2.73%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT Growth & Income Fund – IB Shares
2005	1.25%	3,329	$ 12.15		$ 40,456	2.10%	3.92%
2004	1.25%	1,598	11.69		18,688	0.00%	9.72%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.25% to 2.25%	4,352	11.22 to	11.15	48,642	0.17%	12.21% to	11.46%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.25% to 2.25%	29,153	10.55 to	10.48	306,871	0.76%	5.49% to	4.78%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.25% to 2.25%	10,922	10.04 to	9.98	109,196	1.04%	0.44% to	-0.24%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.95% to 2.40%	1,743,322	16.52 to	16.14	28,703,317	0.59%	30.62% to	28.87%
2004	0.95% to 2.05%	908,023	12.65 to	12.56	11,466,172	0.00%	26.48% to	25.57%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.95% to 2.30%	2,068,868	15.30 to	25.39	41,782,827	0.81%	30.75% to	29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to	19.67	39,447,879	0.64%	24.70% to	23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to	15.97	51,636,455	0.18%	52.73% to	50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to	13.42	38,558,378	0.22%	-5.21% to	-3.82%
2001	0.95% to 2.20%	5,140,281	6.36 to	13.97	43,776,940	0.00%	-4.43% to	-2.75%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.95% to 2.40%	2,553,864	18.78 to	18.36	47,804,049	0.18%	50.18% to	48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to	12.39	14,137,698	0.00%	25.05% to	23.88%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.95% to 2.30%	1,384,893	18.38 to	26.71	30,499,273	0.36%	50.24% to	48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to	18.00	27,183,400	0.43%	23.05% to	21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to	14.65	36,038,095	0.33%	43.70% to	41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to	11.83	17,167,415	0.68%	-5.33% to	-3.76%
2001	0.95% to 1.90%	1,232,877	7.17 to	12.32	11,026,142	0.98%	-12.52% to	-11.30%

Van Kampen LIT – Comstock Portfolio – Class II
2005	1.50% to 2.60%	1,555,924	12.29 to	11.80	18,867,355	0.94%	2.55% to	1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to	11.63	19,291,848	0.75%	15.67% to	14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to	10.17	15,774,769	0.63%	28.81% to	27.37%
2002	1.50% to 2.60%	573,556	7.99 to	8.05	4,601,870	0.00%	-20.15% to	-19.55%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	1.50% to 2.60%	281,218	10.14 to	9.73	2,808,969	0.01%	6.03% to	4.85%
2004	1.50% to 2.60%	302,950	9.56 to	9.28	2,865,969	0.00%	5.18% to	4.00%
2003	1.50% to 2.60%	301,195	9.09 to	8.92	2,720,109	0.00%	25.13% to	23.74%
2002	1.50% to 2.60%	124,303	7.21 to	7.26	900,847	0.00%	-27.90% to	-27.36%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	1.50% to 2.60%	37,278	10.61 to	10.30	391,951	2.96%	2.38% to	1.24%
2004	1.50% to 2.45%	27,302	10.37 to	10.20	282,081	5.05%	2.51% to	1.52%
2003	1.50% to 2.05%	14,916	10.11 to	10.08	150,667	0.07%	1.13% to	0.76%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.95% to 2.40%	1,499,114	18.94 to	24.29	34,255,801	7.61%	11.19% to	9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to	22.16	39,415,803	6.36%	9.02% to	7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to	20.57	63,486,350	0.00%	26.65% to	24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to	18.89	45,084,271	9.57%	6.64% to	8.18%
2001	0.95% to 2.20%	1,489,717	11.36 to	17.49	20,064,521	9.54%	7.59% to	9.05%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.95% to 2.25%	3,599,728	8.12 to	10.97	31,087,420	0.00%	16.45% to	15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to	9.54	25,755,104	0.00%	20.44% to	18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to	8.02	20,243,245	0.00%	40.42% to	38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to	5.95	11,023,512	0.00%	-32.82% to	-31.81%
2001	0.95% to 2.20%	2,212,771	5.92 to	8.78	15,015,187	0.00%	-31.07% to	-29.99%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.95% to 2.85%	12,119,855	25.06 to	25.21	323,563,099	1.20%	15.94% to	13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to	22.14	325,936,456	1.46%	35.10% to	32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to	16.69	229,964,262	0.00%	36.21% to	33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to	13.80	156,001,009	3.80%	-3.58% to	-1.73%
2001	0.95% to 2.25%	7,976,411	11.90 to	14.08	101,307,071	4.43%	6.99% to	8.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Victory VIF – Diversified Stock Fund Class A Shares
2005	0.95% to 2.15%	1,477,938	$11.68 to	10.74	$16,700,637	0.08%	7.72% to	6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to	10.09	17,971,207	0.54%	8.62% to	7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to	9.40	19,073,759	0.34%	33.69% to	32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to	7.47	14,643,829	0.57%	-25.15% to	-24.17%
2001	0.95% to 1.85%	1,904,812	9.47 to	9.85	18,485,547	0.45%	-2.00% to	-0.64%

Initial Funding by Depositor
2003	0.00%	100,000	10.37		1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%
2001	0.00%	100,000	10.04		1,003,746	0.45%	0.32%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%
2001	1.20% to 1.65%	99,584	11.33 to	11.46	1,140,757	4.71%	4.72% to	5.20%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%
2001	0.00%	100,000	11.85		1,184,653	4.71%	6.49%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%
2001	0.95% to 1.70%	141,148	10.45 to	10.96	1,534,718	0.26%	-8.22% to	-7.11%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%
2001	0.00%	100,000	11.30		1,129,641	0.26%	-6.21%

W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%
2001	0.95% to 2.10%	4,760,507	8.93 to	9.26	43,898,837	4.60%	-12.00% to	-10.33%	(b)

W & R Target Funds, Inc. – Balanced Portfolio
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%
2001	0.95% to 2.10%	4,847,216	9.28 to	9.54	46,069,854	4.84%	-8.17% to	-6.84%

W & R Target Funds, Inc. – Bond Portfolio
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%
2001	0.95% to 2.10%	5,069,211	10.40 to	10.89	54,987,972	9.19%	3.96% to	6.45%	(a)

W & R Target Funds, Inc. – Core Equity Portfolio
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%
2001	0.95% to 2.10%	21,221,006	8.48 to	8.61	182,011,050	0.45%	-16.96% to	-14.59%	(b)

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Growth Portfolio
2005	0.95% to 2.50%	33,936,580	$ 9.20 to	8.73	$ 306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%
2001	0.95% to 2.10%	20,170,887	8.45 to	8.71	172,511,745	1.74%	-16.41% to	-12.95%	(b)

W & R Target Funds, Inc. – High Income Portfolio
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
2001	0.95% to 2.10%	2,785,585	10.68 to	10.90	30,247,046	18.27%	6.74% to	8.14%

W & R Target Funds, Inc. – International Growth Portfolio
2005	0.95% to 2.45%	6,562,646	10.21 to	9.47	65,724,366	2.03%	15.37% to	13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to	8.33	63,897,239	0.65%	12.92% to	11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to	7.48	55,194,400	1.70%	23.71% to	21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to	6.34	35,568,274	0.51%	-20.07% to	-18.93%
2001	0.95% to 1.95%	3,898,537	7.70 to	7.82	30,328,901	8.48%	-24.04% to	-22.98%

W & R Target Funds, Inc. – International Value Portfolio
2005	0.95% to 2.25%	1,636,753	13.15 to	14.11	22,329,203	2.93%	10.11% to	8.75%
2004	0.95% to 2.15%	635,691	11.95 to	12.99	7,915,954	1.90%	19.46% to	18.55%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	0.95% to 2.45%	3,575,770	11.87 to	11.01	41,681,171	3.05%	0.72% to	-0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to	11.10	46,637,192	2.83%	0.65% to	-0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to	11.19	43,351,583	3.65%	2.18% to	0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to	11.46	22,241,784	3.73%	3.03% to	4.43%
2001	0.95% to 1.85%	484,968	10.82 to	10.97	5,299,679	7.25%	6.78% to	8.17%

W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	0.95% to 2.20%	339,344	13.42 to	12.78	4,474,771	0.00%	19.72% to	18.30%
2004	0.95% to 2.05%	184,067	11.21 to	10.82	2,035,271	0.00%	12.05% to	11.21%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	0.95% to 2.50%	363,735	11.36 to	11.26	4,123,615	0.00%	13.61% to	12.60%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	0.95% to 2.40%	2,198,821	10.41 to	9.68	22,447,693	2.35%	1.52% to	0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to	9.67	24,753,393	0.67%	-0.26% to	-1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to	9.87	27,477,578	0.60%	-0.44% to	-1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to	10.32	34,463,317	1.10%	-1.18% to	0.18%
2001	0.95% to 1.85%	3,142,411	10.16 to	10.30	32,231,631	2.99%	1.27% to	2.60%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	0.95% to 2.50%	618,701	10.34 to	10.27	6,420,496	5.69%	1.03% to	-0.53%
2004	0.95% to 1.95%	226,204	10.23 to	10.36	2,332,148	3.85%	2.31% to	1.89%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	0.95% to 2.50%	1,139,421	13.61 to	14.12	15,880,114	1.84%	9.78% to	8.17%
2004	0.95% to 2.05%	541,343	12.40 to	13.09	6,915,677	1.05%	23.96% to	23.43%	(a) (b)

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	0.95% to 2.50%	11,941,607	11.01 to	11.09	129,070,341	0.00%	16.13% to	14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to	9.69	118,653,046	0.00%	15.15% to	13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to	8.54	92,939,816	0.00%	29.22% to	27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to	6.77	53,064,578	0.00%	-25.91% to	-24.71%
2001	0.95% to 2.10%	5,720,321	8.33 to	9.09	48,199,948	1.00%	-14.06% to	-9.07%	(a) (b)

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	0.95% to 2.50%	12,069,149	12.91 to	12.42	153,045,546	0.00%	11.81% to	10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to	11.28	155,868,547	0.00%	13.21% to	11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to	10.11	132,974,855	0.00%	34.48% to	32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to	7.70	88,746,066	0.00%	-23.76% to	-22.53%
2001	0.95% to 2.10%	7,778,767	9.64 to	10.04	75,839,555	0.00%	-4.27% to	0.42%	(b)

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	0.95% to 2.15%	1,005,493	11.62 to	12.39	12,034,087	0.00%	3.16% to	1.96%
2004	0.95% to 2.15%	631,627	11.27 to	12.15	7,397,736	0.00%	12.66% to	11.79%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Value Portfolio
2005	0.95% to 2.45%	10,933,745	$12.77 to	11.93	$137,210,472	1.38%	3.43% to	1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to	11.70	143,146,407	1.13%	13.61% to	12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to	10.44	106,447,898	0.65%	23.92% to	22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to	8.77	58,308,075	0.96%	-14.77% to	-13.53%
2001	0.95% to 2.10%	3,616,179	10.04 to	10.14	36,567,886	0.77%	0.42% to	1.38%	(a)(b)

Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.95% to 2.70%	16,647,315	11.52 to	13.04	200,165,641	0.00%	6.86% to	5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to	12.42	220,663,748	0.00%	17.10% to	15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to	10.78	206,907,437	0.08%	35.71% to	33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to	8.50	151,933,095	0.45%	-28.86% to	-27.51%
2001	0.95% to 2.25%	16,359,581	9.16 to	11.78	163,544,166	0.67%	-6.18% to	-4.62%

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners’ equity					$15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners’ equity					$15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners’ equity					$14,967,347,100

2002 Reserves for annuity contracts in payout phase:					23,780,019

2002 Contract owners’ equity					$11,867,051,526

2001 Reserves for annuity contracts in payout phase:					16,381,840

2001 Contract owners’ equity					$12,948,274,792

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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NATIONWIDE

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